Registration Statement No. 333-144626
                           811-04633

As Filed with the Securities and Exchange Commission on April 28, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No.__8__         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No._67___          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York  10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on April 29, 2011 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on July 27, 2009 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Protector Variable Universal Life Insurance
Sun Life (N.Y.) Variable Account D
A Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy
Prospectus
April 29, 2011

This prospectus describes a combination fixed and variable universal life insurance policy (the "Policy") issued by Sun Life Insurance and Annuity Company of New York ("we", "us" or "Company"), a member of the Sun Life Financial group of companies, through Sun Life (N.Y.) Variable Account D, one of our separate accounts.  The Policy is being offered as an individual policy.  This prospectus contains important information You should understand before purchasing a Policy.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Variable Sub-Accounts and a Fixed Account.  The Variable Sub-Accounts invest in shares of the following Funds:
ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	Columbia Variable Portfolio - Marsico 21st Century Fund (Class 2)9
BlackRock Global Allocation V.I. Fund (Class III)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)6
Fidelity® VIP Balanced Portfolio (Service Class 2)5	Fidelity® VIP Index 500 Portfolio (Service Class 2)6
Franklin Income Securities Fund (Class 2)	Goldman Sachs Structured U.S. Equity Fund (S Shares)1
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)2,8	Invesco Van Kampen V.I. Comstock Fund (Series II)
Invesco Van Kampen V.I. Equity and Income Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)
MFS® Global Tactical Allocation Portfolio (Service Class)	MFS® Value Portfolio (Service Class)
MFS® Total Return Portfolio (Service Class)	Mutual Shares Securities Fund (Class 2)
PIMCO Global Multi-Asset Portfolio (Administrative Class)2	Oppenheimer Capital Appreciation Fund/VA (Service Shares)
SCSM Ibbotson Balanced Fund (Initial Class)2	Oppenheimer Main Street Fund/VA (Service Shares)1
SCSM Ibbotson Conservative Fund (Initial Class)2	SCSM BlackRock Large Cap Index Fund (Initial Class)8
SCSM Ibbotson Growth Fund (Initial Class)2	SCSM Davis Venture Value Fund (Initial Class)
EMERGING MARKETS BOND	SCSM Lord Abbett Growth & Income Fund (Initial Class)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	SCSM WMC Large Cap Growth Fund (Initial Class)
EMERGING MARKETS EQUITY	MONEY MARKET
MFS® Emerging Markets Equity Portfolio (Service Class)	Sun Capital Money Market Fund® (Initial Class)
HIGH YIELD BOND	MULTI SECTOR BOND
SCSM PIMCO High Yield Fund (Initial Class)	Franklin Strategic Income Securities Fund (Class 2)
INFLATION-PROTECTED BOND	REAL ESTATE EQUITY
PIMCO Real Return Portfolio (Administrative Class)1	Sun Capital Global Real Estate Fund (Initial Class)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	SHORT TERM BOND
INTERMEDIATE TERM BOND	SCSM Goldman Sachs Short Duration Fund (Initial Class)
Franklin U.S. Government Fund (Class 2)1	SMALL CAP EQUITY
MFS® Bond Portfolio (Service Class)	DWS Small Cap Index VIP (Class B)8
MFS® Government Securities Portfolio (Service Class)	Franklin Small Cap Value Securities Fund (Class 2)
PIMCO Total Return Portfolio (Administrative Class)1	SCSM BlackRock Small Cap Index Fund (Initial Class)
SCSM PIMCO Total Return Fund (Initial Class)	SCSM Columbia Small Cap Value Fund (Initial Class)
Sun Capital Investment Grade Bond Fund® (Initial Class)	SCSM Invesco Small Cap Growth Fund (Initial Class)
INTERNATIONAL/GLOBAL EQUITY	Wanger USA1,4
AllianceBernstein International Value Portfolio (Class B)1	SPECIALTY/SECTOR EQUITY
Invesco V.I. International Growth Fund (Series I)	MFS® Utilities Portfolio (Service Class)
MFS® International Growth Portfolio (Service Class)	SPECIALTY/SECTOR COMMODITY
MFS® Research International Portfolio (Service Class)	PIMCO CommodityRealReturnR Strategy Portfolio (Administrative Class)
Oppenheimer Global Securities Fund/VA (Service Shares)	TARGET DATE
SCSM AllianceBernstein International Value Fund (Initial Class)	Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)2,7,8
SCSM BlackRock International Index Fund (Initial Class)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)2,7,8
Templeton Growth Securities Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)2,7,8
MID CAP EQUITY	INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY
Fidelity® VIP Mid Cap Portfolio (Service Class 2)5	First Eagle Overseas Variable Fund4
Invesco Van Kampen V.I. Mid Cap Value Fund (Series II)
SCSM Goldman Sachs Mid-Cap Value Fund (Initial Class)
SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio (Class II Shares)3

AllianceBernstein L.P. advises the AllianceBernstein Variable Products Series Fund, Inc. Portfolios and subadvises the SCSM AllianceBernstein International Value Fund.  BlackRock Advisors, LLC advises BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock International Limited serving as subadvisers).  BlackRock Financial Management, Inc. subadvises SCSM BlackRock Inflation Protected Bond Fund.  BlackRock Investment Management, LLC subadvises SCSM BlackRock Large Cap Index Fund, SCSM BlackRock Small Cap Index Fund and SCSM BlackRock International Index Fund.  Deutsche Investment Management Americas, Inc. advises the DWS Small Cap Index VIP with Northern Trust Investments, N.A. serving as subadviser.  Strategic Advisers, Inc. advises the Fidelity® VIP Freedom Portfolios. Fidelity Management & Research Company advises the Fidelity® VIP Portfolios and advisory entities affiliated with Fidelity Management & Research Company subadvise the Fidelity® VIP Portfolios.  First Eagle Investment Management, LLC advises the First Eagle Overseas Variable Fund.  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers, LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund).  Franklin Advisers, Inc. advises the Franklin Income Securities Fund, Franklin Strategic Income Securities Fund and Franklin U.S. Government Fund.  Franklin Mutual Advisers, LLC advises the Mutual Shares Securities Fund.  Franklin Advisory Services, LLC advises the Franklin Small Cap Value Securities Fund.  Goldman Sachs Asset Management, L.P. advises the Goldman Sachs Structured U.S. Equity Fund and subadvises SCSM Goldman Sachs Mid-Cap Value Fund and the SCSM Goldman Sachs Short Duration Fund.  Ibbotson Associates, Inc. subadvises SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Conservative Fund.  Invesco Advisers, Inc. advises the Invesco Funds and subadvises SCSM Invesco Small Cap Growth Fund.  Advisory entities affiliated with Invesco Advisers, Inc. subadvise the Invesco Funds.  Lord, Abbett & Co. LLC subadvises SCSM Lord Abbett Growth & Income Fund.  Massachusetts Financial Services Company, our affiliate, advises the MFS® Portfolios and subadvises the Sun Capital Global Real Estate Fund.  Morgan Stanley Investment Management Inc. advises the The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio. OppenheimerFunds, Inc. advises the Oppenheimer Fund/VAs.  Pacific Investment Management Company LLC advises the PIMCO Variable Insurance Trust Portfolios and subadvises SCSM PIMCO High Yield Fund and SCSM PIMCO Total Return Fund.  Columbia Management Investment Advisers, LLC advises the Columbia Variable Portfolio - Marsico 21st Century Fund and Marsico Capital Management, LLC is the subadviser.  Columbia Management Investment Advisers, LLC subadvises SCSM Columbia Small Cap Value Fund.  Sun Capital Advisers, LLC, our affiliate, advises the Sun Capital Funds.  Davis Selected Advisers L.P. subadvises the SCSM Davis Venture Value Fund.  Templeton Global Advisors Limited advises Templeton Growth Securities Fund and Templeton Asset Management Limited is the subadviser.    Columbia Wanger Asset Management, LP advises Wanger USA.  Wellington Management Company, LLP subadvises the SCSM WMC Large Cap Growth Fund and the SCSM WMC Blue Chip Mid Cap Fund.
1For Policies with Investment Start Dates on or after October 6, 2008, these Funds are not available for investment by the Variable Sub-Accounts.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
3The Universal Institutional Funds, Inc. Portfolio uses Morgan Stanley UIF Portfolio as a marketing name.
4These Funds do not have different share classes.
5These Portfolios are in Variable Insurance Products III.
6These Portfolios are in Variable Insurance Products Fund II.
7These Portfolios are in Variable Insurance Products Fund V.
8On and after November 15, 2010, these investment options are not open to new premium or transfers.
9Formerly known as Columbia Marsico 21st Century Fund – Variable Series (Class B).

Sun Life Insurance and Annuity Company of New York
Service Office:  One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(866) 702-6998

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Topic	Page

Risk/Benefit Summary of Policy [INSERT PAGE NUMBER]
Sun Life Insurance and Annuity Company of New York [INSERT PAGE NUMBER]
The Variable Account [INSERT PAGE NUMBER]
The Funds [INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Our General Account [INSERT PAGE NUMBER]
Investment Programs [INSERT PAGE NUMBER]
Dollar Cost Averaging [INSERT PAGE NUMBER]
Asset Rebalancing [INSERT PAGE NUMBER]
Asset Allocation [INSERT PAGE NUMBER]
About the Policy [INSERT PAGE NUMBER]
Policy Application, Issuance and Initial Premium [INSERT PAGE NUMBER]
Death Benefit Compliance Test [INSERT PAGE NUMBER]
Right of Return Period [INSERT PAGE NUMBER]
Premium Payments [INSERT PAGE NUMBER]
Premium [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Net Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Death Benefit [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
Changes in SFA and SIA [INSERT PAGE NUMBER]
Minimum Changes [INSERT PAGE NUMBER]
Increases [INSERT PAGE NUMBER]
Decreases [INSERT PAGE NUMBER]
Accessing Your Account Value [INSERT PAGE NUMBER]
Surrenders and Surrender Charges [INSERT PAGE NUMBER]
Partial Withdrawals [INSERT PAGE NUMBER]
Policy Loans [INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Transfer Privileges [INSERT PAGE NUMBER]
Account Value [INSERT PAGE NUMBER]
Account Value of the Variable Sub-Accounts [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
Lapse Protection Value [INSERT PAGE NUMBER]
No-Lapse Protection Period [INSERT PAGE NUMBER]
Charges and Deductions [INSERT PAGE NUMBER]
Premium Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
Monthly Cost of Insurance Rates [INSERT PAGE NUMBER]
Other Charges and Deductions [INSERT PAGE NUMBER]
Reduced Charges [INSERT PAGE NUMBER]
Supplemental Benefits [INSERT PAGE NUMBER]
Accelerated Benefits Rider [INSERT PAGE NUMBER]
Charitable Giving Benefit Rider [INSERT PAGE NUMBER]
Waiver of Monthly Deductions Rider [INSERT PAGE NUMBER]
Payment of Stipulated Amount Rider [INSERT PAGE NUMBER]
Surrender Charge Modification Rider [INSERT PAGE NUMBER]
Loan Lapse Protection Rider [INSERT PAGE NUMBER]
No-Lapse Protection Rider [INSERT PAGE NUMBER]
Termination of Policy [INSERT PAGE NUMBER]
Reinstatement [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Rights of Owner [INSERT PAGE NUMBER]
Rights of Beneficiary [INSERT PAGE NUMBER]
Other Policy Provisions [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments [INSERT PAGE NUMBER]
Entire Contract [INSERT PAGE NUMBER]
Alteration [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Assignments [INSERT PAGE NUMBER]
Nonparticipating [INSERT PAGE NUMBER]
Misstatement of Age or Sex [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability [INSERT PAGE NUMBER]
Report to Owner [INSERT PAGE NUMBER]
Federal Income Tax Considerations [INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Policy Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Tax Return Disclosure [INSERT PAGE NUMBER]
Distribution of Policy [INSERT PAGE NUMBER]
Voting Rights [INSERT PAGE NUMBER]
Other Information [INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Financial Statements [INSERT PAGE NUMBER]
Appendix A - Glossary of Terms [INSERT PAGE NUMBER]
Appendix B - Table of Death Benefit Percentages [INSERT PAGE NUMBER]
Appendix C - Privacy Policy [INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Policy

Right of Return Period

You may return the Policy within 10 days from the date of receipt of the Policy and receive a refund of premium paid with interest at the then rate paid by the Company on comparable fixed life insurance policies.

Premium Payments

-	Generally, You must make a minimum Initial Premium payment equal to two Minimum Monthly Premiums. The minimum Initial Premium is shown in the illustration for the Policy and is shown in the Policy.

-	You choose the amount and timing of subsequent premium payments, within certain limits.

-	You may allocate your net premium payments among the Policy's available Sub-Accounts.

CONTRACT BENEFITS

Account Value

Account Value is the sum of the amounts in each Sub-Account with respect to the Policy.

The Policy's Account Value will reflect-

-	the premiums You pay;

-	the investment performance of the Variable Sub-Accounts You select, and/or the interest credited to the Fixed Account;

-	any loans or partial withdrawals;

-	the charges we deduct under the Policy.

Accessing the Policy’s Account Value

You may borrow from us using your Account Value as collateral.

You may surrender the Policy for its Cash Surrender Value.  Cash Surrender Value is Account Value minus any surrender charges and the amount of any Policy Debt.  The surrender charge period ends 15 years after you purchase the Policy or after You increase the Specified Face Amount of the Policy.

You may make a partial withdrawal of some of the Policy’s Cash Surrender Value after the Policy has been in force for one year.  A partial withdrawal will cause a decrease in the Specified Face Amount and any Supplemental Insurance Amount of the Policy if your death benefit option is Option A.  Reducing the Cash Surrender Value with a partial withdrawal may increase the risk of Policy lapse.

Death Benefit Compliance Test

For favorable federal tax treatment, the Policy must meet the Guideline Premium Test.

Please see the Death Benefit Compliance Test paragraph in the About the Policy section of the prospectus for the Guideline Premium Test definition.

Death Benefit

If the Policy is in force at the time we receive due proof of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Policy, less Policy Debt and any overdue monthly deductions.

Specified Face Amount (“SFA”) is the minimum amount of life insurance in the Policy.  Supplemental Insurance Amount (“SIA”) is the amount of supplemental term life insurance you elect.

SIA has separate cost of insurance charges associated with it.  At this time, those charges are lower than SFA charges for the same coverage.  IF SIA is combined with SFA, the same amount of premium paid for the combined coverage as compared to all SFA coverage will generate faster cash value accumulation within the Policy.   SIA will terminate at the policy anniversary on which the Insured is Attained Age 121.

-	You have a choice of two death benefit options-

-	the SFA plus any SIA (Option A); or

-	the sum of the SFA, any SIA and the Account Value of the Policy (Option B).

-      After the first Policy Year, You may change the SFA and SIA.

-      After the Policy Date, You may change the death benefit option.

Investment Options

You may allocate your net premium payments among the Variable Sub-Accounts and the Fixed Account.  You may transfer amounts from one Variable Sub-Account to another, subject to any limits that we or the Funds may impose.  We will notify You in writing of any such limitations.  You may transfer amounts to and from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Reinstatement

If the Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Supplemental Benefits

-You may supplement the Policy with the following riders where available-

-	accelerated benefits
-	waiver of monthly deductions
-	payment of stipulated amount
-	surrender charge modification
-	loan lapse protection
-	no-lapse protection
-	charitable giving benefit

-We will deduct the cost, if any, of the rider(s) from the Policy's Account Value on a monthly basis.

CONTRACT RISKS

The Variable Account

The assets attributable to the Policies are held in a variable separate account.  The assets of the variable separate account are free from our general creditor's claims.  The variable separate account is divided into Variable Sub-Accounts.  Each Variable Sub-Account invests exclusively in shares of a corresponding mutual fund.   When You choose Variable Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Variable Sub-Accounts You have elected.  These conditions include, but are not limited to

-inflationary forces,
-changes in rates of return available from different types of investments,
-changes in employment rates and
-the presence of international conflict.

With such Variable Sub-Accounts, You assume all investment risk.  Investment risk is the risk of poor investment performance.  Poor investment performance can result in a loss of all or some of your investment.  A comprehensive discussion of the risks of such Variable Sub-Accounts may be found in the underlying Fund's prospectus.  It is unsuitable to purchase a life insurance policy as a short-term savings vehicle because surrender charges are highest in the early Policy Years.  Cost of insurance and other insurance-related charges are appropriate to a life insurance policy and not to a short-term savings vehicle.

Partial withdrawals may only occur annually after Policy Year 1.  During Policy Years 2-10, the maximum partial withdrawal amount is 20% of the Cash Surrender Value.  Thereafter, the maximum partial withdrawal amount is the Cash Surrender Value.  Additionally, the Specified Face Amount remaining after a partial withdrawal cannot be less than $100,000.

What If Charges and Deductions Exceed Account Value less Policy Debt?

Unless No-Lapse Protection is in effect, the Policy will terminate at the beginning of any Policy Month if the Account Value less Policy Debt on a Processing Date is less than the charges and deductions then due.  We will send you notice and allow You a 61 day Grace Period.  If, within the Grace Period, you do not make a premium payment sufficient to cover all charges and deductions due, the Policy will terminate at the end of the Grace Period.  If the Policy terminates, all coverage ceases and no benefits are payable.

No-Lapse Protection

The Policy will not terminate during the No-Lapse Guarantee Period if the Lapse Protection Value less Policy Debt is greater than zero.  The No-Lapse Guarantee Period is based on the planned periodic premium You pay and the Insured's age, sex and rating classification.

No-Lapse Protection is not available for Policies with Death Benefit Option B.

Federal Tax Considerations

Purchase of, and transactions under, the Policy may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Policy.  The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender the Policy or transfer amounts between Investment Options.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge1 (3.25% of this Charge is used for state and federal tax obligations) Maximum Charge:	Upon premium receipt	(as a % of premium) 7.50%
Surrender Charge	Upon policy surrender before the fifteenth Policy Year and upon surrender of a Policy increase before fourteen years have elapsed from the increase effective date	(per $1000 of SFA)
Maximum Charge: Minimum Charge: Representative Owner Charge3: (male, preferred, non-tobacco, Issue Age 45, Policy Year 1)		$47.412 $0.232 $30.12
Loan Lapse Protection Rider4 . Maximum Charge:	On the Rider Exercise Date	(of Account Value) 3.5%
Transfer Fee Maximum Charge: Current Charge:	Upon each transfer in excess of 12 in a Policy Year	$15.00 $0.00

The next table describes the fees and expenses that You will pay periodically during the time You own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance for SFA Maximum Charge: Minimum Charge: Representative Owner Charge: (male, preferred, non-tobacco, Issue Age 45, Policy Year 1)	At the beginning of each Policy Month	(per $1000 of SFA Net Amount at Risk) $27.635 $0.015 $0.05
Cost of Insurance for SIA Maximum Charge: Minimum Charge: Representative Owner Charge: (male, preferred, non-tobacco, Issue Age 45, Policy Year 1)	At the beginning of each Policy Month	(per $1000 of SIA Net Amount at Risk) $27.635 $0.015 $0.05
Mortality and Expense Risk Charge6	At the beginning of each Policy Month	(on the assets allocated to the Variable Sub-Accounts)
Maximum Charge:		0.75%
Monthly Expense Charge7

Maximum Charge for Policies with Investment Start Dates before July 19, 2010:
Maximum Charge for Policies with Investment Start Dates on and after July 19, 2010:
Minimum Charge:
Representative Owner Charge:
(male, preferred, non-tobacco, Issue Age 45)
	At the beginning of each Policy Month	$10.00 + $1.60 per $1000 of SFA $10.00 + $2.00 per $1000 of SFA $10.00 + $0.02 per $1000 of SFA $10.00 + $0.06 per $1000 of SFA
Loan Interest8	At the end of each Policy Year	(as a % of Policy Debt) 5.0%
Flat Extra Charge Maximum Charge for Policies with Investment Start Dates before July 19, 2010: Maximum Charge for Policies with Investment Start Dates on and after July 19, 2010:	At the beginning of each Policy Month	(per $1000 of SFA and SIA)
$20.00 $50.00
The next table describes the charges You will pay periodically during the time You own any riders attached to the Policy.

OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted
Waiver of Monthly Deductions Rider Maximum Charge: Minimum Charge: Representative Owner Charge: (Issue Age 45)	At the beginning of each Policy Month	(per $1000 of SFA and SIA)
$0.169 $0.019
$0.06
Payment of Stipulated Amount Rider Maximum Charge: Minimum Charge:	At the beginning of each Policy Month	(per $100 of Stipulated Amount10)
$0.7911 $0.1411 $0.46
Representative Owner Charge: (male, Issue Age 45, benefit payable to age 70)
Surrender Charge Modification Rider12 Maximum Charge:	At the beginning of each Policy Month	(per $1000 of Initial SFA)
$0.02
No-Lapse Protection Rider Maximum Charge: Minimum Charge:	At the beginning of each Policy Month	(per $1000 of Total Net Amount at Risk)
$7.2913 $0.0313
Representative Owner Charge: (male, preferred, non-tobacco, Issue Age 45)		$0.11

The next item shows the minimum and maximum total operating expenses charged by the Funds that You may pay periodically during the time that You own the Policy.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund on the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	1.80%

1The elements making up the Premium Expense Charge are discussed on page 24.  The Charge is deducted from premium received.
2The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 65, Policy Year 1.  The minimum possible is for an Insured female, super preferred, non-tobacco, Issue Age 52, Policy Year 13.  The charge varies based on the Specified Face Amount, the length of time the Policy has been in force, the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
3It is assumed the Owner and the Insured are the same person.  Charges shown are those currently applicable.
4The rider charge equals the excess of 99.5% of the Account Value over the Policy Debt.  For additional detail for the Loan Lapse Protection Rider, please see pages 27-28.
5The maximum charge possible is the charge for an Insured male, standard, tobacco, Issue Age 85, Policy Year 15.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 27, Policy Year 2.  The charges vary based on the length of time the Policy has been in force and the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
For substandard risk classifications, the Company reserves the right to charge up to 500% of the cost of insurance charges shown in the Fee Table.  Please see pages 25-26 of the prospectus for additional detail.
6The annual rate is shown in the table. The monthly percentage is 0.07% for Policy Years 1-10 and 0.01% thereafter.
7The monthly expense charge is $10.00 in all Policy Years plus a charge per $1000 of SFA for the first 20 Policy Years following the Issue Date and for the first 20 Policy Years following the effective date of any increase in SFA.  The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 27. The charge varies based on the Insured's Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
8Loan Interest is charged as a percentage of Policy Debt and is added to Policy Debt.  The Loan Interest is 5.0% in Policy Years 1-20 and 3.0% thereafter.
9The maximum charge possible is for an Insured, Issue Age 55.  The minimum charge possible is for an Insured, Issue Age 20.  Charges vary by Issue Age only. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
10To increase the variety of Stipulated Amounts electable, the charge imposed is per $100 of Stipulated Amount.
11The maximum charge possible is for an Insured male, Issue Age 55, benefit payable to age 70.  The minimum charge possible is for an Insured male, Issue Age 20, benefit payable to age 65.  Charges vary based on the Insured's Issue Age, sex and duration of payment option. Disability rates for males are lower than females at younger ages and much higher for males than females at older ages.  The use of rates for males provides an appropriate range of rates. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.
12The charge applies only during the first Policy Year.
13The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85, Policy Year 5.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 20, Policy Year 1.  The charges vary based on the length of time the Policy has been in force, the duration of the rider, the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

Sun Life Insurance and Annuity Company of New York

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165. We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial").  Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges.

The Variable Account

We established Sun Life (N.Y.) Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors.  The Variable Account may also be used to fund benefits payable under other life insurance policies issued by us.  We are obligated to pay all benefits payable under the Policy.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocations and death benefits payable under the policies are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.  Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Variable Sub-Accounts.  Each Variable Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Variable Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Variable Sub-Account are credited to or charged against that Variable Sub-Account without regard to the other income, gains or losses of the other Variable Sub-Accounts.  All amounts allocated to a Variable Sub-Account will be used to purchase shares of the corresponding mutual fund.  The Variable Sub-Accounts will at all times be fully invested in mutual fund shares.  The Variable Account may contain certain variable sub-accounts which are not available under the Policy.

The Funds

The Policy offers a number of Fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses").  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling (866) 702-6998, or writing to Sun Life Insurance and Annuity Company of New York, Service Office:  One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Although the investment objectives and policies of the Funds may be similar to those of other mutual funds managed by the Funds' investment advisers, the investment results of the Funds can differ significantly from those of such other mutual funds.  Some of the Funds' investment advisers may compensate us for administering the Funds as investment options under the Policy.  Such compensation is paid from advisers' assets.

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts.  Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds.  A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of policyowners and those of other companies, or some other reason.  In the event of conflict, we will take any steps necessary to protect policyowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund.

The Fund expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values.  These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account.  Thus, You indirectly bear the fees and expenses of the Funds You select.  The table presented earlier shows a range of annual expenses paid by the Funds on the average daily net asset value of each Fund.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses.  The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account is not a security and the general account is not an investment company.  Interests in our general account offered through the Fixed Account have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account and may transfer a portion of your investments in the Variable Sub-Accounts to the Fixed Account.  You may also transfer a portion of your investment in the Fixed Account to any of the Variable Sub-Accounts.  Transfers may be subject to certain restrictions.  Please see pages 19-22 for more detail regarding transfer restrictions.

An investment in the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account.  We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging.  You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us.  Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Variable Sub-Accounts chosen by You, up to a maximum of twelve.  The program continues until your Account Value allocated to the program is depleted or You elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations.  Since the same dollar amount is transferred to other available Variable Sub-Accounts at set intervals, dollar cost averaging allows You to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high.  Therefore, a lower average cost per Unit may be achieved over the long-term.  A dollar cost averaging program allows You to take advantage of market fluctuations.  However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing.  Once your money has been allocated among the Sub-Accounts, the earnings may cause the percentage invested in each Sub-Account to differ from your allocation instructions.  You can direct us to automatically rebalance the Policy among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program.  The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions.  Rebalancing will not occur if the total Sub-Account allocations are less than $1,000.

There is no charge for asset rebalancing.  In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Policy Year.  You may not select dollar cost averaging and asset rebalancing at the same time.  We reserve the right to modify, suspend or terminate this program at anytime.  We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation.  One or more asset allocation programs may be made available in connection with the Policy, at no extra charge.  Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, You may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.  Currently, You may select one of the asset allocation models, each of which represents a combination of Variable Sub-Accounts with a different level of risk.  These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.  We may add or delete such programs in the future.  If You elect an asset allocation program, we automatically rebalance your premium payments among the Variable Sub-Accounts represented in the model You choose.  We rebalance your premium payments on a quarterly basis, without further instruction from You.  Our asset allocation programs are “static” programs.  We do not change the original percentage allocations among the Variable Sub-Accounts that are used for rebalancing purposes in your chosen model.  We may, however, terminate the program or choose a different model.  Also, the asset allocation models are reviewed and, as a result, may be substituted for new models and existing models may be terminated.  If so, the new models will be offered only to Policies issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date.  Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time during the duration of an asset allocation model or after the asset allocation model has terminated.  If an existing model is terminated, we will rebalance your Variable Sub-Accounts to the percentage of allocations of the terminated model, unless You advise us otherwise.  We will also allocate new premium to the percentage allocations of the terminated model unless otherwise instructed by You.  You should consult your financial adviser periodically to consider whether the model You have selected is still appropriate for You or whether you wish to change your percentage allocations.

About the Policy

Policy Application, Issuance and Initial Premium

To purchase a Policy, You must first submit an application to our Service Office.  We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (medical) underwriting basis.  We may require medical examinations and further information before the proposed application is approved.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Policy cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

You must specify certain information in the application, including the Specified Face Amount, the death benefit option and supplemental benefits, if any.  The Specified Face Amount may not be decreased below $100,000-the “Minimum Specified Face Amount.”  While your application is being reviewed, we may make available to You temporary life insurance coverage if You have signed a Policy Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment.  The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.

Pending approval of your application, any advance payments will be held in our general account.  Upon approval of the application, we will issue to You a Policy on the life of the Insured.  The Issue Date is the date we produce the Policy on our system and is specified in the Policy.  The Investment Start Date is the date the first premium is applied, which will be the later of-

-the Issue Date,
-the Policy Date or
-the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to You.

Death Benefit Compliance Test.  The Policy must, at all times, satisfy the Guideline Premium Test for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.    Under this test, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by age.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Policy.

Right of Return Period

If You are not satisfied with the Policy, it may be returned by delivering or mailing it to our Service Office or to the representative from whom the Policy was purchased within 10 days from the date of receipt of the Policy (the "Right of Return Period").

A Policy returned under this provision will be deemed void.  You will receive a refund equal to the sum of all premium payments made with interest at the then rate paid by the Company on comparable fixed life insurance policies.

We will allocate the net premium payments to the Fixed Account during the Right of Return Period.  Upon expiration of the Right of Return Period, as measured from the Issue Date, plus five days, the Account Value in the Fixed Account will be transferred to the Sub-Accounts in accordance with your allocation instructions.

Premium Payments
All premium payments must be made payable to Sun Life Insurance and Annuity Company of New York and mailed to our Service Office.  The minimum Initial Premium is, generally, two Minimum Monthly Premiums.  The amount of Minimum Monthly Premium is determined by the Specified Face Amount, Supplemental Insurance Amount, death benefit option election, optional rider election and risk and underwriting classification of the Insured.  Additional premium payments may be paid to us subject to the limitations described below.  We will not reject any premium payment necessary to maintain coverage and will provide You with notice if additional premium is required to maintain coverage.

Premium.  We reserve the right to limit the number of premium payments we accept in a year.  No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Policy in force.  We reserve the right to reject a premium payment that, if accepted, would cause the Policy, at its current death benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the death benefit while maintaining the Policy’s “life insurance” status under the Internal Revenue Code.

We will not accept premium payments that would, in our opinion, cause the Policy to fail to qualify as life insurance under applicable federal tax law.  If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to You.  We will not accept premium payments after the Insured’s Attained Age 121.
Specified Face Amount and Supplemental Insurance Amount increases and decreases will impact the level of premium You need to pay to maintain coverage.  Your financial adviser can provide an illustration showing the effects on premium funding of Specified Face Amount and Supplemental Insurance Amount changes.

Guideline Premium Test Limitations.  The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceed these limits, unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.

Net Premiums.  The net premium is the amount You pay as the premium less the Premium Expense Charge. The Premium Expense Charge is a sales load and covers Federal and State tax liabilities related to premium.

Allocation of Net Premium.  Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages.  You must allocate at least 1% of net premium to any Sub-Account You choose. Percentages must be in whole numbers.  We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20 Sub-Accounts.  You may change your allocation percentages at any time by telephone or written request to our Service Office.  Telephone requests will be honored only if we have a properly completed telephone authorization form for You on file.  We, our affiliates and the representative from whom You purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine.  We will use reasonable procedures to confirm that instructions communicated by telephone are genuine.  You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone.  An allocation change will be effective as of the date we receive notice of that change.

Planned Periodic Premiums.  While You are not required to make additional premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our limits.  We will send You reminder notices for the planned periodic premium at each billing period as specified in the Policy, unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease the planned periodic premium subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts You select, the planned periodic premium may not be sufficient to keep the Policy in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Policy.  We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.

Death Benefit

If the Policy is in force at the time of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the Insured's death.  The amount payable will be:

-the amount of the selected death benefit option, plus

-any amounts payable under any supplemental benefits added to the Policy, minus

-the value of any Policy Debt on the date of the Insured's death, minus

-any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement.  You may select between two death benefit options.  You may change the death benefit option at any time.

Death Benefit Options.  The Policy has two death benefit options. You will be required to select one of them in the Policy application. A Policy will not be issued unless a death benefit option election is made.

 Option A.  Under this option, the death benefit is the greater of-

-the Policy’s SFA plus the SIA, or
-the Account Value multiplied by the applicable death benefit percentage shown in the Policy.

Option B. Under this option, the death benefit is the greater of-

-the sum of the SFA, SIA and the Account Value, or
-the Account Value multiplied by the applicable death benefit percentage shown in the Policy.

Option A provides a level amount of death benefit.  Option B provides a fluctuating death benefit due to the inclusion of the Account Value.  While Option B provides a different death benefit than Option A, the monthly deduction for cost of insurance charges will be higher based on the Total Net Amount at Risk.  Also, if Option B is elected, No-Lapse Protection, as provided by the Policy or by rider, is not available.

Changes in the Death Benefit Option.  You may request a change in the death benefit option.  Changes in the death benefit option are subject to our underwriting rules in effect at the time of change.  Requests for a change must be made in writing to Us.  The effective date of the change will be the Anniversary on or next following the date We approve your request.

If you change from Option A to Option B, a decrease equal to the Policy’s Account Value on the effective date of the change will be applied as follows:  first, to the initial SIA; second, to the oldest increases in SIA, in chronological order; third, to the most recent increase in SIA; fourth, to the initial SFA, up to the minimum SFA; fifth, to the oldest increases in SFA, in chronological order; and lastly, to the most recent increase in SFA.  By way of example, presume an Option A Policy is issued with $250,000 of SFA and $150,000 of SIA.  After issue, You increase the SIA by $100,000 to $250,000 and later increase the SFA by $50,000 to $300,000.  At the time a change to Option B is requested, the Account Value is $175,000 and the total death benefit needs to be reduced by this sum.  The most recent $50,000 SFA increase is eliminated.  The next most recent $100,000 SIA increase is eliminated.  The original SIA is reduced by $25,000 to $125,000.

If You change from Option B to Option A, an increase equal to the Policy’s Account Value on the effective date of the change will be applied as follows:  first, to increases which remain in force, beginning with the most recent, be it SFA or SIA; second, to the initial SIA if it remains in force; lastly to the initial SFA.

Changes in SFA and SIA

You may increase or decrease the SFA and SIA of the Policy within certain limits.
Minimum Changes.  Each increase in the SFA and SIA must be at least $10,000.  We reserve the right to change the minimum amount by which You may change the SFA and SIA.

Increases.  After the first policy anniversary, You may request an increase in the SFA and SIA.  You must provide satisfactory evidence of the Insured's insurability. An increase is not allowed if the Insured's Attained Age is greater than 80 on the effective date of the increase.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional policy specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increase. Once requested, an increase will become effective at the next policy anniversary following our approval of your request. Your financial adviser can provide an illustration to show the level of premium funding necessary to maintain coverage at the increased SFA and SIA.

Decreases.  The SFA and SIA can be decreased after the first policy anniversary.  A decrease will become effective at the beginning of the next Policy Month following our approval of your request.  The SFA after the decrease must be at least $100,000.  Surrender charges will apply to decreases in the SFA during the surrender charge period except for decreases in the SFA resulting from any change in the death benefit option or any partial withdrawal.  For purposes of determining surrender charges on the SFA and later cost of insurance charges for the SFA and SIA, we will apply a decrease in the following order-

-first, to the most recent increase in SIA;
-second, to the next most recent increases in SIA, in reverse chronological order;
-third, to the initial SIA;
-fourth, to the most recent increase in SFA;
-fifth, to the next most recent increases in SFA, in reverse chronological order; and
-lastly, to the initial SFA.

By way of example, presume a Policy is issued with $250,000 of SFA and $150,000 of SIA.  After issue, You increase the SIA by $100,000 to $250,000 and later increase the SFA by $50,000 to $300,000.  You then request a decrease of $200,000. The most recent $100,000 SIA increase is eliminated.  The original SIA is reduced by $150,000 to $50,000.

Accessing Your Account Value

Surrenders and Surrender Charges

You may surrender the Policy for its Cash Surrender Value at any time while the Insured is living.  If You do, the insurance coverage and all other benefits under the Policy will terminate.  If You surrender the Policy and receive its Cash Surrender Value, You may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Policy's Account Value less the sum of-

-the outstanding balance of any Policy Debt; and
-any surrender charges.

We will deduct surrender charges from your Account Value if You surrender the Policy or request a decrease in the SFA during the surrender charge period.  There are separate surrender charges for the initial SFA and any increase in the SFA You request.  The surrender charge period will start on the Policy's Issue Date and on the effective date for the increase, respectively.

We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Service Office.

If You surrender the Policy in the first 14 years or within the first 14 years after an increase in the SFA, we will apply a surrender charge to the initial SFA and to each increase in the SFA other than an increase resulting from a change in the death benefit option.   The surrender charge will be calculated separately for the initial SFA and each increase in the SFA.  The surrender charge will be an amount based on certain factors, including the Policy's SFA and the Insured's age, sex and rating class.  The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of SFA (Preferred Non-tobacco Male)
Issue Age 25 $13.33	Issue Age 35 $16.00	Issue Age 45 $30.12
Issue Age 55 $41.49	Issue Age 65 $47.30	Issue Age 75 $47.04

A surrender charge will be applied for each decrease in the SFA except for decreases in the SFA resulting from any change in death benefit option or any partial withdrawal.  These surrender charges will be applied in the following order:

-first, to the most recent increase;
-second, to the next most recent increases, in reverse chronological order; and
-third, to the initial SFA.

On a decrease in the initial SFA, You will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial SFA.  The surrender charge You pay on a decrease that is less than the full amount of an increase in SFA will be calculated on the same basis.  Future surrender charges will be reduced by any surrender charges incurred for a decrease in the SFA.

You may allocate any surrender charges resulting from a decrease in the SFA among the Sub-Accounts.  If You do not specify the allocation, then the surrender charges will be allocated proportionally among the Sub-Accounts.

Partial Withdrawals

You may make a partial withdrawal of the Policy once each Policy Year after the first Policy Year by written request to us.  Each partial withdrawal must be for at least $500.

During Policy Years 2-10, the maximum partial withdrawal amount is 20% of the Cash Surrender Value.  Thereafter, the maximum partial withdrawal amount is the Cash Surrender Value.  Additionally, the SFA remaining after a partial withdrawal cannot be less than $100,000.

If the applicable death benefit option is Option A, the SFA and any SIA will be decreased by the amount of the partial withdrawal.  We will apply the decrease to the initial SFA and SIA and to each increase in SFA and SIA in the following order-

-first, to the initial SIA;
-second, to the oldest increases in SIA, in chronological order;
-third, to the most recent increase in SIA;
-fourth, to the initial SFA, up to the $100,000 minimum;
-fifth, to the oldest increases in SFA, in chronological order; and
-lastly, to the most recent increase in SFA.

Unless You specify otherwise, the partial withdrawal will be allocated proportionally among the Sub-Accounts.  We will not accept requests for a partial withdrawal if the SFA remaining in force after the partial withdrawal would be less than the minimum SFA.  A partial withdrawal will be allocated to a Variable Sub-Account at the Unit Value of that Variable Sub-Account next determined after receipt of the partial withdrawal request.  A partial withdrawal may result in taxes and tax penalties.

Policy Loans

Using the Policy as collateral, You may request a policy loan of up to 90% of the Policy's Cash Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made.  The Policy will terminate for no value subject to a grace period if the Policy Debt exceeds the Cash Value.  No-Lapse Protection and the Loan Lapse Protection Rider may prevent this termination.  Although the No-Lapse Protection (provided by Policy or rider) and the Loan Lapse Protection Rider may prevent Policy termination, the conditions under which they apply differ widely, including the length of time the Policy has been in force and the age of the policyowner.  Please see the No-Lapse Protection section for the Policy, the No-Lapse Protection Rider section and the Loan Lapse Protection Rider section for additional detail.

You may allocate the policy loan among the Sub-Accounts.  If You do not specify the allocation, then the policy loan will be allocated proportionally among the Sub-Accounts.  Loan amounts allocated to the Variable Sub-Accounts will be transferred to the Fixed Account.  We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account.

Interest on the policy loan will accrue daily at 5% annually for 20 Policy Years.  Thereafter, the rate is 3%.  This interest will be due and payable to us in arrears on each policy anniversary.  Any unpaid interest will be added to the principal amount as an additional policy loan and will bear interest at the same rate and will be assessed in the same manner as the prior policy loan.

The Cash Surrender Value and the Policy Proceeds are reduced by the amount of any outstanding Policy Debt.

All funds we receive from You will be credited to the Policy as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment.  In the event You have a loan against the Policy, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not.  Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans.  When loan repayments reduce the loan balance allocated to the Fixed Account, the amount of repayment is allocated to the Sub-Accounts per the allocation instructions in effect on the date of repayment.

A policy loan, whether or not repaid, will affect the Policy Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value.  The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts while the loan is outstanding, the effect could be favorable or unfavorable.

Short-Term Trading

The Policy is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Policy.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer
Activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value.  As described below under "Transfer Privileges," the Policy includes limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interest of individual Owners.  The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privileges", such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by You or a third party acting on your behalf).  We may also impose special restrictions on third parties that engage in reallocations of Policy values.  We may limit the frequency of the transfer or prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the policyowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide you notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other of the Company’s contract owners and Owners, in the following instances:

-when a new broker of record is designated for the Policy;
-when the Owner changes;
-when control of the Policy passes to the designated beneficiary upon the death of the Insured;
-when necessary in our view to avoid hardship to an Owner;
-when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies.  In addition to the restrictions that we impose (as described above under Short-Term Trading and below under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Policy) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.   Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and below under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Transfer Privileges

Subject to the above special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, You may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account.  There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Policy Year.  We will make transfers pursuant to an authorized written or telephone request to us.  Telephone requests will be honored only if we have a properly completed telephone authorization form for You on file.  We, our affiliates and the representative from whom You purchased the Policy will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine.  We will use reasonable procedures to confirm that instructions communicated by telephone are genuine.  For transactions initiated by telephone, You will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account or the Variable Sub-Account's value from which the transfer will be made.  If You request a transfer based on a specified percentage of the Fixed Account or the Variable Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account or the Variable Sub-Account's value at the time the request is received.  We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20.

An acceptable transfer request will be executed as of the date our Service Office receives your request provided that it is received on a Valuation Date before the close of the NYSE.  An “acceptable transfer request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account, the Fund or us.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the NYSE on a Valuation Date, it will be executed effective on the next Valuation Date.  The Unit Value of Variable Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

Transfer privileges are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; (2) the frequency of transfers; and (3) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.  We will notify You in writing of any such limitations.  If your Policy so states in its text or via endorsement, thirty days must elapse between each transfer.

For the first eighteen months, You may transfer all Variable Sub-Account value to the Fixed Account.  At least once each Policy Year, You have the option of transferring all Variable Sub-Account value to the Fixed Account and using that value to purchase a guaranteed paid-up benefit.

Transfers from the Fixed Account to the Variable Sub-Accounts are limited to one transfer annually of no more than 25% of the value of the Fixed Account at the end of the prior Policy Year or $5,000, whichever is greater.

We reserve the right to restrict amounts transferred to the Fixed Account from the Variable Sub-Accounts.  However, if You object to a material change in the investment objective of a Variable Sub-Account under your Policy, You may transfer the Account Value in the affected Variable Sub-Account to the Fixed Account within 60 days after the effective date of the material change.

Account Value

Your Account Value is the sum of the values of each Variable Sub-Account plus the value of the Fixed Account.  The Account Value varies depending upon the Premiums paid, Premium Expense Charges, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, policy loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account is 3% annually.  Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.

Account Value of the Variable Sub-Accounts.  We measure the amounts in the Variable Sub-Accounts in terms of Units and Unit Values.  On any given date, the amount You have in a Variable Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Variable Sub-Account.  Amounts allocated to a Variable Sub-Account will be used to purchase Units of that Variable Sub-Account.  Units are redeemed when You make partial withdrawals, undertake policy loans or transfer amounts from a Variable Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges, Mortality and Expense Risk Charges and other fees.  The number of Units of each Variable Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Variable Sub-Account.  A Valuation Date is any day on which the NYSE is open for business and valuation will occur at the close of the NYSE. The NYSE historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For the first Valuation Date of each Variable Sub-Account, the Unit Value is established at $10.00.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below).  The Unit Value of a Variable Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, a premium received at our Service Office is credited to the Policy on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the NYSE on a Valuation Date.  In those instances, the premium will be credited on the next Valuation Date.  The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Policy Date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.  If premium is to be allocated to a Variable Sub-Account, the Unit Value of the Variable Sub-Account will be that next determined after receipt of such premium.

The Account Value on the Investment Start Date equals:

-the net premium received, minus

-the monthly deductions due on the Policy Date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Variable Sub-Accounts and the Fixed Account.

The Account Value on subsequent Valuation Dates is equal to:

-the Account Value attributable to each Variable Sub-Account on the preceding Valuation Date multiplied by that Variable Sub-Account’s Net Investment Factor, plus

-the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

-that portion of Net Premium received and allocated to each Sub-Account during the current Valuation Period, plus

-any amounts transferred by You to a Sub-Account from another Sub-Account during the current Valuation Period, minus

-any amounts transferred by You from a Sub-Account to another Sub-Account during the current Valuation Period, plus

-that portion of any loan repayment, including repayment of loan interest, during the current Valuation Period, minus

-that portion of any partial withdrawal deducted from each Sub-Account during the current Valuation Period, minus

-that portion of any surrender charges associated with a decrease in the Specified Face Amount charged to a Sub-Account during the current Valuation Period, minus

-if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance Charge, Monthly Expense Charge and Mortality and Expense Risk Charge for the Policy Month just beginning charged to each Sub-Account.

Net Investment Factor.  The net investment factor for each Variable Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where:

(1) is the net result of-

-the net asset value of a Fund share held in the Variable Sub-Account determined as of the end of the Valuation Period, plus

-the per share amount of any dividend or other distribution declared on Fund shares held in the Variable Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

-a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Variable Sub-Account; and

(2) is the net asset value of a Fund share held in the Variable Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

The net investment factor may be greater or less than one.

Splitting Units.  We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Policy.

Insufficient Value. The Policy will terminate for no value, subject to a grace period described below if, on a Processing Date the Policy’s Account Value less Policy Debt is equal to or less than zero.

Policy termination will not occur if:

1.	You pay premium sufficient to keep the Policy in force prior to the end of the grace period;
2.	No-Lapse Protection is in effect and the Lapse Protection Value less Policy Debt is greater than zero; or
3.	The Loan Lapse Protection Rider is in effect and all conditions thereunder have been met.

Please see the “Supplemental Benefits” section for additional information regarding the Loan Lapse Protection Rider and No-Lapse Protection provided by rider.

Grace Period.  If, on a Valuation Date, the Policy will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Policy in force.  Notice of premium due will be mailed to your last known address and the last known address of any assignee of record.  We will assume that your last known address is the address shown on the Policy Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us.  If the premium due is not paid within 61 days after the beginning of the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61 day period.  The Policy will continue to remain in force during this grace period.  If the Policy Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

Lapse Protection Value.  The Policy provides for protection against lapse if You pay sufficient net premium to keep the Lapse Protection Value less Policy Debt greater than zero.  The Company incurs additional risk and related additional cost for the guarantee that the Policy will not lapse even if investment performance is unfavorable and the actual Account Vale becomes zero. In its calculation of Lapse Protection Value and premium for the selected duration (as discussed in the No-Lapse Protection Period section below), the Company uses a different Premium Expense Charge, Cost of Insurance Charge and Monthly Expense Charge than that actually charged as described in the Charges and Deductions section in its calculation of Lapse Protection Value.

To illustrate the difference in charges, we assume a Representative Owner is a male, preferred, non-tobacco, Issue Age 45, Policy Year 1.

Charge	Actual Charges	Used in Calculation of Lapse Protection Value
Premium Expense Charge	7.5% of premium	8.0% of premium
Cost of Insurance Charge	$0.06 per $1000 of Total Net Amount at Risk	$0.38 per $1000 of Total Net Amount at Risk
Monthly Expense Charge	$10.00 + $0.06 per $1000 of Specified Face Amount	$10.00

No-Lapse Protection Period.   No-Lapse Protection will eliminate the impact of poor investment performance and risk of Policy termination because the Account Value is not used to determine if lapse has occurred.  If You pay sufficient premiums to keep the Lapse Protection Value less Policy Debt greater than zero, your Policy will not lapse.  With the assistance of your financial advisor, You determine the length of time the No-Lapse Protection is in effect by the amount of premium You pay into the Policy.  It is also affected by the Insured’s Issue Age, sex and rating classification.  The length of time the No-Lapse Protection is in effect is called the No-Lapse Protection Period.  It can extend to the Insured’s Attained Age 121.  Ask your financial advisor for an illustration at time of application to determine what premium outlay would be required to sustain different No-Lapse Protection Periods.

The annual report You receive will advise whether the premiums paid result in the Lapse Protection Value being greater than zero, and, if no further premium is received, how long the No-Lapse Protection will last.

Charges and Deductions

The monthly deductions described below are the Premium Expense Charges, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

There are no monthly deductions other than the Mortality and Expense Risk Charge after the policy anniversary on which the Insured is Attained Age 100.

Premium Expense Charge.  We will deduct a Premium Expense Charge from each premium payment upon receipt. Three and one-quarter percent of the charge is used to pay federal, state and local tax obligations.  The remainder of the Premium Expense Charge is a sales load used for agent compensation and other issue costs.  For all Policy Years, the maximum Premium Expense Charge is 7.50%.  Currently, the Premium Expense Charge for Policy Years 11 and thereafter is 3.5%.

Mortality and Expense Risk Charge.  This charge is for the mortality and expense risks we assume with respect to the Policy.  It is a percentage of the Account Value of the Variable Sub-Accounts and, unless You direct otherwise, is deducted proportionally from the Account Value of the Sub-Accounts each month.  We may realize a profit from this charge.

The Mortality and Expense Risk Charge percentage is 0.75% annually for Policy Years 1 through 10 and 0.12% annually thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.
Monthly Expense Charge.  We will deduct from your Account Value monthly a charge of $10.00 in all years and a monthly charge based on the SFA for the first 20 Policy Years following the issuance of the Policy and the first 20 Policy Years following the effective date of each increase in the SFA, if any, based on the amount of the increase.  Minimum and maximum Monthly Expense Charges are shown in the Fee Table.  The Monthly Expense Charge is based on the age, sex and rating class of the Insured.  Unless You direct otherwise, the Monthly Expense Charges will be deducted proportionally from the amounts in the Sub-Accounts and covers administration expenses and issuance costs. The illustration provided at time of application will show your specific Monthly Expense Charge.

Monthly Cost of Insurance.  We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  We may realize a profit from this charge.  Minimum and maximum Monthly Cost of Insurance charges are shown in the Fee Table.  Unless You direct otherwise, the Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Sub-Accounts.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1)	is the Monthly Cost of Insurance rate times the Total Net Amount at Risk divided by 1,000*;

(2)	is the monthly rider cost for any riders which are a part of the Policy (i.e. Waiver of Monthly Deductions, Payment of Stipulated Amount, Surrender Charge Modification and No-Lapse Protection); and

(3)	is any additional insurance charge calculated, as specified in the Policy, for substandard risk classifications, which can be up to 500% of the charge shown in the Fee Table.

*Item (1) above is expressed algebraically as:  the Monthly Cost of Insurance rate x [Total Net Amount at Risk ÷ 1000].  Please see Appendix A, Glossary of Terms, for definitions of the Total Net Amount at Risk and its components.

The Total Net Amount at Risk equals:

-the death benefit divided by 1.00247; minus

-your Account Value on the Processing Date prior to assessing the monthly deductions.

The Total Net Amount at Risk is affected by the performance of the Sub-Accounts to which premium is allocated, the cumulative premium paid, any Policy Debt, any partial withdrawals, transaction fees and periodic charges.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial SFA and SIA and each increase in the SFA and SIA.  In calculating the Total Net Amount at Risk, your Account Value will first be allocated to the initial SFA and then to the SIA and then to each increase in the SFA or SIA in the order in which the increases were made.  By way of example, assume the initial death benefit is $500,000, there is a later increase in Specified Face Amount of $400,000 and the Account Value is $600,000.  The net amount at risk of the initial death benefit is $500,000 divided by 1.00247 less $500,000 of Account Value divided by 1.00247. The Account Value must be divided at this stage by 1.00247 because it is incorrect to assign more Account Value than there is initial death benefit.  To determine the net amount at risk of the $400,000 Specified Face Amount increase, we take the $400,000 and divide by 1.00247 then subtract the remaining Account Value of $101,232 (which is the result of $600,000 less $500,000 divided by 1.00247 from the initial death benefit net amount at risk calculation).  So the net amount at risk of the initial death benefit is zero and the net amount at risk of the Specified Face Amount increase is $297,782.

Monthly Cost of Insurance Rates.  The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the SFA and SIA) are based on the length of time the Policy has been in force, the duration of the SIA, and the Insured's sex, Issue Age and rating class.  The Monthly Cost of Insurance rates applicable to each increase in the SFA and SIA are based on the length of time the increase has been in force and the Insured's sex, Issue Age and rating class.  The Monthly Cost of Insurance rates will be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes.  The rates for the Policy will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables.
Other Charges and Deductions.  Interest charged on outstanding loans as well as the interest credited to loaned values of the Fixed Account is more fully described at page 19.  Additionally, a flat extra charge may apply if an Insured is a substandard risk.  A flat extra charge will not exceed $50.00 ($20.00 for Policies with Investment Start Dates before July 19, 2010) per $1000 of Specified Face Amount and Supplemental Insurance Amount.  It is deducted from the Account Value on a monthly basis and covers the additional mortality risks of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Reduced Charges

We may waive charges in connection with Policies sold to Company or affiliate company’s officers, directors, employees and immediate family members of those parties.  We also reserve the right to reduce the Premium Expense Charge, Monthly Expense Charge and Mortality and Expense Risk Charge.  We will provide You prompt notice of any reduction.  Reductions will be based on uniformly applied criteria that do not discriminate unfairly against any person.

Supplemental Benefits

The following supplemental benefit riders may be available in your state. Each rider is subject to certain limitations and termination provisions.  Any rider charges imposed are necessary to cover the expense borne by the Company for providing the additional benefits provided by the riders.  For additional information on the riders, please ask your financial adviser.

Accelerated Benefits Rider.  Under this rider, we will pay You, at your written request in a form satisfactory to us, an "accelerated benefit" if the Insured is terminally ill.  An Insured is considered "terminally ill" if the Insured has a life expectancy of 12 months or less due to illness or physical condition.

The accelerated benefit payment will be equal to that portion of the Policy's death benefit requested by You, not to exceed 75% of the amount of the death benefit, subject to certain reductions.  Reductions to the accelerated benefit payment include the following:

a.	a 12 month discount percentage which will not exceed the greater of the current yield on 90-day Treasury bills and the current maximum statutory adjustable loan interest rate; and
b.	the amount of Policy Debt in excess of the Accelerated Amount.

This rider is free of charge, attaches to all Policies at issue and may be discontinued upon written request to the Company.

Charitable Giving Benefit Rider.  Under this rider, when Policy Proceeds are payable, we will pay a Charitable Gift Amount to the named Charitable Beneficiary.  The Charitable Gift Amount is 1% of the Specified Face Amount and is an additional payment that does not diminish the Policy Proceeds paid to your beneficiary.  The Charitable Beneficiary may be any organization considered exempt from federal taxation under Section 501(c) of the Internal Revenue Code and is listed in Section 170(c) of the Internal Revenue Code as an authorized recipient of charitable contributions.  The Charitable Gift Amount and the Charitable Beneficiary in effect on the Issue Date are shown in the Policy.  The rider must be elected at issue and can be discontinued upon written request to the Company.  There is no charge for this rider.

Waiver of Monthly Deductions Rider.  Under this rider, we will waive the monthly deductions for the Policy and any optional riders for all months for which the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  We will continue to waive the monthly deductions for as long as the disability continues.  Waiver of monthly deductions means the Account Value will not be reduced by any monthly deductions each Monthly Anniversary Day during the period of total disability.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will waive the monthly deductions.  At that time, we will reverse the monthly deductions which had been taken for the past months of total disability and waive all monthly deductions going forward until total disability ceases.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and multiply this factor by each $1000 of SFA and SIA. The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  If You elect this rider, You may not elect the Payment of Stipulated Amount Rider.

Payment of Stipulated Amount Rider.  Under this rider, we will make a monthly payment of the "stipulated amount" into the Account Value when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  You elect the stipulated amount on the application.  We will continue to make a payment of that amount for as long as the disability continues but no later than the duration of the payment option elected (Insured's age 65 or 70).  Payment of the stipulated amount does not guarantee that the Account Value of the Policy will be sufficient to keep the Policy in force.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will make a payment.  At that time, we will credit the Account Value with the stipulated payment at the beginning of each month of past total disability and will credit the Account Value with the stipulated payment at the beginning of each month total disability continues.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and sex and multiply that factor by each $100 of Stipulated Amount.  The rider charge will cease for the term the stipulated amount is being paid.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  The rider may not be elected if the Waiver of Monthly Deductions Rider has been elected.

Surrender Charge Modification Rider.  Under this rider, we will waive a portion of the applicable surrender charges if You fully surrender the Policy during the first three Policy Years.  For Policy Year 1, 100% of the surrender charge will be waived.  75% of the surrender charge will be waived in Policy Year 2 and 50% in Policy Year 3.  The charge for the rider is a monthly per $1000 of initial SFA which is the same for all policyholders. It is deducted for the first Policy Year only and is shown in the Policy.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.

Loan Lapse Protection Rider.  This rider is designed to protect the Policy from lapse should Policy Debt become the near equivalent of the Account Value.  Under this rider, the Policy will not terminate for insufficient value on and after the Rider Exercise Date.  The Rider Exercise Date is the earliest date on which all the following have occurred:

-the Insured is 75 or older;
-the Policy has been in force at least 15 years;
-the outstanding Policy Debt is greater than the SFA and SIA;
-the outstanding Policy Debt equals or exceeds 96% of the Account Value;
-not more than 30% of the Policy Debt has been a result of loan activity in the 36 months immediately preceding the Rider Exercise Date;
-the sum of withdrawals made equals the sum of premiums paid; and
-we have received your request to exercise the rider.

The rider charge is an administrative charge that applies on the Rider Exercise Date and equals 99.5% of the excess of the Account Value over the Policy Debt.  By way of example, if the Account Value is $1,000,000 and the Policy Debt is $970,000, the charge is $25,000 which is 99.5% of the difference between the Account Value and the Policy Debt.

On the Rider Exercise Date, after deduction of the rider charge from the Account Value, the following will occur:

-The Account Value in the Variable Sub-Accounts will be irrevocably transferred to the Fixed Account;
-The Death Benefit will be changed to equal 105% of the Account Value;
-Monthly Deductions will cease;
-No further premium will be accepted;
-SFA and SIA increases and decreases will no longer be permitted; and
-All supplemental riders (other than the accelerated benefit rider) will terminate.

The rider automatically attaches to every Policy at issue and may be discontinued upon written request to the Company.
No-Lapse Protection Rider.  The No-Lapse Protection provided by this rider works the same as the No-Lapse Protection provided by the Policy.  However, under this rider, You must elect to allocate Account Value to (i) the Fixed Account or (ii) any designated Variable Sub-Account or static asset allocation model available for use with this rider.  The designated Variable Sub-Accounts and static asset allocation model(s) will tend to be more conservative and as such may limit your investment return.  If you do not allocate and maintain Account Value accordingly, this rider will terminate.  The Variable Sub-Accounts designated for use with this rider are the Variable Sub-Accounts that invest in Franklin Templeton VIP Founding Funds Allocation Fund, AllianceBernstein Balanced Wealth Strategy Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, MFS® Total Return Portfolio, BlackRock Global Allocation V.I. Fund, Fidelity® VIP Balanced Portfolio, Invesco Van Kampen V.I. Equity and Income Fund, SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Conservative Fund.  We reserve the right to declare a particular Variable Sub-Account no longer suitable for allocation under this rider.  Any Account Value in such a Variable Sub-Account can remain in that Variable Sub-Account without causing this rider to terminate.  However, all future allocations of Account Value may only be made to Variable Sub-Accounts that are then designated as suitable for this rider.  We will supplement the prospectus and send advance notice to policyholders of any change in Variable Sub-Accounts designated for use with this rider.

Because of the requirement for allocation to more conservative Variable Sub-Accounts, asset allocation model(s) and the Fixed Account, the risk of poor investment performance is lessened.  Thus, the cost to the Company, referred to as the Lapse Protection Value, is less.  Accordingly, premium necessary to keep the Lapse Protection Value less Policy Debt greater than zero under this rider is considerably less than the premium necessary to keep the Lapse Protection Value less Policy Debt greater than zero under the Policy without this rider.

We are compensated for this reduction in premium funding levels by an offsetting rider charge.

The charge for this rider is equal to the rider charge percentage shown in the Policy then multiplied by the Total Net Amount at Risk.  The rider charge varies based on the Insured’s Issue Age, sex and risk classification.  This rider must be elected at issue.  You may discontinue this rider upon written request to the Company.  If discontinued, the rider charge will cease.

Ask your financial advisor for an illustration at time of application to show how premium funding levels and hypothetical investment returns are different for the same No-Lapse Protection Period between the No-Lapse Protection provided under the Policy and the No-Lapse Protection provided by this rider.  The illustration will also show the impact of the No-Lapse Protection Rider charges on Account Value.

Termination of Policy

The Policy will terminate on the earlier of the date we receive your request to surrender, the expiration date of the Grace Period without payment of premium due or the date of death of the Insured.

Reinstatement

Before the Insured's death, we may reinstate the Policy provided that the Policy has not been surrendered and You-

-make a request for reinstatement within three years from the date of termination;
-submit satisfactory evidence of insurability to us; and
-pay an amount, as determined by us, sufficient to put the Policy in force.

An amount sufficient to put the Policy in force is not less than:

-the monthly deductions overdue at the end of the grace period; plus
-any excess of Policy Debt over Cash Value at the end of the grace period; plus
-three times the monthly cost of insurance charges applicable at the date of reinstatement; plus
-three times the monthly expense charges applicable at the date of reinstatement.

Although the Policy may be reinstated, the No-Lapse Protection under the Policy and the No-Lapse Protection Rider no longer apply.  Once the Policy has terminated for no value, the Lapse Protection Value cannot be reinstated.
Any Policy Debt at the time the Policy is terminated must be repaid at time of reinstatement or carried over to the reinstated Policy.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment is subject to our rights under the Policy's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal or policy loan may be postponed whenever:

-the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted, as determined by the Securities and Exchange Commission;

-the Securities and Exchange Commission, by order, permits postponement for the protection of policyowners; or

-an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account.

We may defer payment from the Fixed Account for a period up to six months.

Rights of Owner

While the Insured is alive, unless You have assigned any of these rights, You may:

-transfer ownership to a new owner;
-name a contingent owner who will automatically become the owner of the Policy if You die before the Insured;
-change or revoke a contingent owner;
-change or revoke a beneficiary;
-exercise all other rights in the Policy;
-increase or decrease the SFA and SIA, subject to the other provisions of the Policy;
-change the death benefit option, subject to the other provisions of the Policy.

When You transfer your rights to a new owner, You automatically revoke any prior contingent owner designation.  When You want to change or revoke a prior beneficiary designation, You have to specify that action.  You do not affect a prior beneficiary when You merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights.  However, You must give us written notice satisfactory to us of the requested action.  Your request will then, except as otherwise specified herein, be effective as of the date You signed the form, subject to any action taken before we received it.

Rights of Beneficiary

The beneficiary has no rights in the Policy until the death of the Insured.  If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Policy Proceeds as they become due.

Other Policy Provisions

Addition, Deletion or Substitution of Investments.  We may decide to add new Variable Sub-Accounts at any time.  Also, shares of any or all of the Funds may not always be available for purchase by the Variable Account, or we may decide that further investment in any such shares is no longer appropriate.  In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary.  In addition, the investment policies of the Variable Sub-Accounts will not be changed without the approval of the Insurance Superintendent of the State of New York.  We also reserve the right to eliminate or combine existing Variable Sub-Accounts or to transfer assets between Variable Sub-Accounts, subject to the approval of the Securities and Exchange Commission. In the event of any substitution or other act described in this paragraph, we will notify You and make any appropriate endorsement to the Policy to reflect the substitution.

Entire Contract.  Your entire contract with us consists solely of the Policy, including the attached copy of the Policy Application and any attached copies of supplemental applications and any riders and endorsements.

Alteration.  Financial advisors do not have any authority to either alter or modify the Policy or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification.  Upon notice to You, we may modify the Policy if such a modification-

-is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

-is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;

-is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

-adds, deletes or otherwise changes Variable Sub-Account options.

When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions.  In the event of any such modification, we may make appropriate endorsement to the Policy to reflect such modification.

Assignments.  During the lifetime of the Insured, You may assign all or some of your rights under the Policy.  All assignments must be filed at our Service Office and must be in written form satisfactory to us.  The assignment will then be effective as of the date You signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating.  The Policy does not pay dividends.  The Policy does not share in our profits or surplus earnings.

Misstatement of Age or Sex.  If the age or sex of the Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

     Misstatement discovered at death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

     Misstatement discovered prior to death-Your Account Value will be recalculated from the Policy Date using the Monthly Cost of Insurance Rates based on the correct age or sex.

Suicide.  If the Insured commits suicide within two years after the Policy's Issue Date, we will not pay any part of the Policy Proceeds.  We will refund the premiums paid, less the amount of any Policy Debt and any partial withdrawals.

If the Insured commits suicide within two years after the effective date of an increase in the SFA or SIA, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability.  All statements made in the application or in a supplemental application are representations and not warranties.  We relied and will rely on those statements when approving the issuance, increase in SFA, increase in SIA, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Policy.  No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application.  After the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in SFA or SIA which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the effective date of such increase.  Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.  Any reinstatement will be incontestable after the reinstated Policy has been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

Report to Owner.  We will send You a report at least once each Policy Year.  The report will show current policy values, premiums paid and deductions made since the last report.  It will also show the balance of any outstanding policy loans and accrued interest on such loans.  There is no charge for this report.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Policy will be sent at the time of the transaction.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  Any person contemplating the purchase of a Policy or any transaction involving a Policy should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Policy or any transaction involving a Policy.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Policy, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, policyowners are not the owners of the assets generating the benefits.

Taxation of Policy Proceeds

Section 7702 of the Code provides certain tests for whether a policy will be treated as a “life insurance contract” for tax purposes.  Provided that the policyowner of the Policy has an insurable interest in the Insured, we believe that the Policy meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the policyowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Policy on its maturity date and there can be no assurance that an election to extend the maturity date of the Policy will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Policy that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Policy must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Policy.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Policies issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Policy to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.  The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an “owner control” test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.
Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Policy and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a competent tax adviser on the potential impact of the “owner control” rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Policy.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a policyholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Policy assumes the risk that it may be treated as the owner of the investments underlying the Policy under the "owner control" rules because of the investment manager's control over assets held under the Policy.  However, because the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Policy, we do not believe that the application of the "owner control" rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Policy as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Policy in a manner that was designed to prevent You from being considered the owner of the assets of the Variable Account.  You bear the risk that You may be treated as the owner of Variable Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Policy, classification of the Policy as a Modified Endowment Contract will depend upon the individual operation of each Policy.  A Policy is a Modified Endowment Contract if the aggregate amount paid under the Policy at any time during the first seven Policy Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Policy provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Policy Years, the foregoing computation is made as if the Policy originally had been issued at the reduced benefit level.  If there is a “material change” to the Policy, the seven year testing period for Modified Endowment Contract status is restarted.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Policy to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Policy to determine whether such a transaction would cause the Policy to become a Modified Endowment Contract.
If a Policy is not a Modified Endowment Contract, cash distributions from the Policy are treated first as a nontaxable return of the owner’s Investment in the Policy (as defined below) and then as a distribution of the income earned under the Policy, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Policy in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Policy that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.

If a Policy is a Modified Endowment Contract, distributions from the Policy are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid policy loans) immediately before the distribution over the Investment in the Policy (as defined below).  Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Policy.  A 10% additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the policyowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies ) of the policyowner and the policyowner’s Beneficiary.  These exceptions are not likely to apply where the Policy is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same policyowner during any calendar year are treated as one Modified Endowment Contract.

There are substantial limits on the deductibility of policy loan interest on a federal income tax return.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Policy, the amount by which the sum of the Policy’s Cash Surrender Value and any unpaid Policy Debt exceeds the policyowner’s Investment in the Policy (as defined below) is treated as ordinary income subject to tax and, if the Policy is a Modified Endowment Contract, the 10% additional tax discussed above may apply also.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Policy and the gain resulting from the maturity of the Policy, or a surrender or lapse of the Policy for purposes of that tax.
The term “Investment in the Policy” means-

-the aggregate amount of any premiums or other consideration paid for a Policy, minus

-the aggregate amount received under the Policy which is excluded from the policyowner’s gross income (other than loan amounts), plus

-the amount of any loan from, or secured by, the Policy that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the policyowner’s gross income.

The “Investment in the Policy” is increased by any unpaid Policy Debt on a Policy that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Policy Debt was treated as a taxable distribution at the time the Policy Debt was incurred, the failure to increase the “Investment in the Policy” by the Policy Debt would cause such amount to be taxed again upon a Policy surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Policy will include any unpaid Policy Debt on a Policy that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Policy is not a Modified Endowment Contract, then the Investment in the Policy is not affected by the receipt of a loan from, or secured by a Policy.

Whether or not the Policy is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Policy will affect the amount of the Investment in the Policy.

A policyowner generally will not recognize gain upon the exchange of the Policy for another life insurance policy issued by us or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of policy indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Policy’s Account Value (which includes unpaid policy loans) exceeds the policyowner’s Investment in the Policy.

A transfer of the Policy, a change in the policyowner, a change in the beneficiary, certain other changes to the Policy and particular uses of the Policy (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Policy or designate a new policyowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Policy, the difference will be taxed to You as ordinary income.
The Code denies the income tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the amount received under the contract to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  These rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of these Code provisions to the proposed purchase.

A tax adviser should also be consulted with respect to the Treasury’s split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Policy Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Policy is not currently subject to the income tax return disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4 to your federal income tax return.
Under Code Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Policies that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Policy.

We believe that the customer list requirements of Code Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Distribution of Policy

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company") pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 99% of the first Policy Year’s Target Premium plus 5% of the premium in excess of the Target Premium.  Target Premium varies based on the Insured's Issue Age, sex and rating class.  Commissions will not exceed 4% of the premium received in Policy Year’s 2-10 and 1% of the premium received thereafter.  In Policy Year three and thereafter, up to 0.30% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.  If a Surrender Charge Modification Rider is attached to the Policy, commissions will not exceed 40.25% of target premium received in Policy Years 1-3 and 4% of premium received in Policy Years 2-10. In Policy Year three and thereafter, up to 0.30% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.
In 2008, 2009 and 2010, Clarendon retained no commissions in connection with the distribution of the Policies.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting.  We will, however, vote shares held in the Sub-Accounts of the Variable Account in accordance with instructions received from policyowners who have an interest in those respective Sub-Accounts. As a result of proportional voting, the instructions of a small number of policyowners could determine the outcome of a proposal subject to shareholder vote.

We will vote shares held in each Variable Sub-Account for which no timely instructions from policyowners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Variable Sub-Account for which instructions are received.  Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Variable Sub-Account for which a policyowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Variable Sub-Account, if any, by the value of one share of the corresponding Fund.  We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting.  Fractional votes are counted.  Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract.  In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations.  If we disregard voting instructions, we will advise You of that action and our reasons for it in our next communication to policyowners.

Other Information

State Regulation

We are subject to the laws of New York governing life insurance companies and to regulation by New York's Superintendent of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings
We, like other insurance companies, are involved in lawsuits, including class action lawsuits.  Although the outcome of any litigation cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policies.

Experts

Actuarial matters concerning the Policy have been examined by Michael Polonsky, FSA, MAAA, Director, Individual Insurance Product Management.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Policy.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You should refer to the registration statement for further information concerning the Variable Account, Sun Life Insurance and Annuity Company of New York, the mutual fund investment options and the Policy.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A
Glossary of Terms

Account Value-The sum of the amounts in each Variable Sub-Account and the Fixed Account with respect to a Policy.  Account Value does not include Policy Debt.  Policy Debt, which includes the amount of loans and interest charged, is not deducted from Account Value.  It is reflected in the amounts received upon surrender or payment of Policy Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Policy Date.

Attained Age-The Insured's Issue Age plus the number of completed Policy Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Policy Debt.

Class-The risk and underwriting classification of the Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Fixed Account-The portion of the Account Value funded by assets invested in our general account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk. It is a flat dollar charge per $1000 of SFA and any SIA.

Fund-A mutual fund portfolio in which a Variable Sub-Account invests.

Initial Premium-The amount necessary to put the coverage in force. Generally, this is two Minimum Monthly Premiums.  The Initial Premium is shown in the Policy.

Insured-The person on whose life a Policy is issued.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the Policy Date or the date a premium is paid equal to or in excess of the specified Initial Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Policy Date.

Issue Date-The date we produce a Policy from our system as specified in the Policy.

Minimum Monthly Premium – The Initial Premium is generally two Minimum Monthly Premiums.  The Minimum Monthly Premium is determined by the SFA, SIA, death benefit option election, optional rider election and the risk and underwriting classification of the Insured.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Policy Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the SFA and SIA provided by the Policy and for the Waiver of Monthly Deductions rider, Payment of Stipulated Amount rider, Surrender Charge Modification rider and No-Lapse Protection rider.

Monthly Expense Charge-A per Policy deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Policy.

No-Lapse Protection Period – The term when the Policy will not terminate if the Lapse Protection Value is greater than zero.  The No-Lapse Protection Period is based on the planned periodic premium and the age, sex and risk classification of the Insured.  It is not available to policyowners who elect Death Benefit Option B.

Policy-The form issued by Sun Life Insurance and Annuity Company of New York which evidences the insurance coverage provided and is a contract between the policyowner and the Company.

Policy Application-The application for a Policy, a copy of which is attached to and incorporated in the Policy.

Policy Date-The date shown in the Policy Specifications from which the Insured’s Issue Age is established and from which Monthly Deductions reduce the Account Value.

Policy Debt-The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month-A Policy Month is a one-month period commencing on the Policy Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Policy Proceeds-The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured.  This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Policy Year-A Policy Year is a one-year period commencing on the Policy Date or any Anniversary and ending on the next Anniversary.

Premium Expense Charge-A percentage charge deducted from each premium payment.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Service Office-Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to You by written notice.

SFA Net Amount at Risk – The Specified Face Amount of the Certificate less the Account Value attributable to the Specified Face Amount.

SIA Net Amount at Risk – The Supplemental Insurance Amount of the Certificate less the Account Value attributable to the Supplemental Insurance Amount.

Specified Face Amount (“SFA”)-The amount of life insurance coverage You request as specified in the Policy.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, and the Fixed Account.

Supplemental Insurance Amount (“SIA”)-The amount of supplemental life insurance coverage You request as specified in the Policy.  The SIA terminates no later than the Insured’s Attained Age 121.

Target Premium-An amount of premium specified as such in the Policy, used to determine the amount of commissions paid by the Company to the Selling Broker-Dealer.

Total Net Amount at Risk – The Total Net Amount at Risk is the SFA Net Amount at Risk plus the SIA Net Amount at Risk.  The Total Net Amount at Risk equals:

-	the death benefit divided by 1.00247; minus

-	your Account Value on the Processing Date prior to assessing the monthly deductions.

The level of premium funding you choose will impact the Total Net Amount at Risk because the Account Value is a factor in its determination.  The higher the Account Value, the lower the cost of insurance charge deductions because they are based on SFA Net Amount at Risk and SIA Net Amount at Risk.

Unit-A unit of measurement that we use to calculate the value of each Variable Sub-Account.

Unit Value-The value of each Unit of assets in a Variable Sub-Account.

Valuation Date-Any day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on a Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.

Variable Account-Sun Life (N.Y.) Variable Account D.

Variable Sub-Accounts- Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You.

You – is the owner of the Policy.

Appendix B
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C
Privacy Policy

Introduction

At the Sun Life Financial group of companies, protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

Sun Life Financial has a long tradition of safeguarding the privacy of its customers’ information. We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by Sun Life Financial

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

-	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

-	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

-	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by Sun Life Financial

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Sun Life Financial to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Sun Life Financial group of companies provides a wide variety of financial products and services including individual life insurance, individual fixed and variable annuities and group life, disability, dental and medical stop-loss insurance.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  Sun Life Financial is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

1This notice applies to all Sun Life Financial companies and branches operating in the United States other than those that have adopted their own privacy policies.  Massachusetts Financial Services Company, Professional Insurance Company and California Benefits Dental Plan have each adopted their own separate privacy policies.

There also may be times when Sun Life Financial is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and  state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

Questions

Questions about this Privacy Policy may be directed to SLF_US_Privacy@sunlife.com.

The SAI includes additional information about Sun Life (N.Y.) Variable Account D and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge.  You may make inquiries about the Policy, request an SAI and request a personalized illustration by calling 1-866-702-6998.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Policy and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Policy and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C.  20549.

Securities Act of 1933 File No. 333-144626
Investment Company Act. File No. 811-04633

PART B

STATEMENT OF ADDITIONAL INFORMATION

SUN PROTECTOR

VARIABLE UNIVERSAL LIFE POLICY

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

April 29, 2011

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Sun Protector Variable Universal Life Insurance prospectus, dated April 29, 2011.  The prospectus is available, at no charge, by writing Sun Life Insurance and Annuity Company of New York ("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-866-702-6998.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
DISTRIBUTION AND UNDERWRITING OF POLICY	2
THE POLICY	3
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT D	5
FINANCIAL STATEMENTS OF THE COMPANY	68

THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life Insurance and Annuity Company of New York.  Sun Life Financial ultimately controls Sun Life Insurance and Annuity Company of New York through the following intervening companies: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Sun Life (N.Y.) Variable Account D was established on April 24, 2003 pursuant to a resolution of our Board of Directors.  The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act")  as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Variable Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account. The Variable Account will be fully funded at all times for purposes of Federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of Sun Life Insurance and Annuity Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 21, 2011, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the Company changing its method of accounting and reporting for other-than-temporary impairments in 2009, and changing its method of accounting and reporting for fair value measurement of certain assets and liabilities in 2008), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account D that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 22, 2011, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 99% of the first Policy Year’s Target Premium plus 5% of the premium in excess of Target Premium.  Target Premium varies based on the Insured's age, sex and rating class.  Commissions will not exceed 4% of the premium received in Policy Years 2-10 and 1% of the premium received thereafter.  In Policy Year three and thereafter, up to 0.30% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

If a Surrender Charge Modification Rider is attached to the Policy, commissions will not exceed 40.25% of Target Premium received in Policy Years 1-3 and 4% of premium received in Policy Years 2-10. In Policy Year three and thereafter, up to 0.30% of the Account Value of the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.
Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2008, 2009 and 2010, were approximately $177,355, $69,963 and $122,459, respectively.

THE POLICY

To apply for a Policy, you must submit an application to our Principal Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Policy on a regular (or medical) underwriting basis.  We may require medical examinations and further information before the proposed application is approved.   Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Policy cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  The cost of insurance charges are based on the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table.

Premium Expense Charge.   We will deduct a Premium Expense Charge from each premium payment upon receipt.  Three and one-quarter percent of the charge is used to pay federal, state and local tax obligations.

The remainder of the Premium Expense Charge is as sales load used for agent compensation and other issue costs.  For all Policy Years, the maximum Premium Expense Charge is 7.50%.  Currently, the Premium Expense Charge for Policy Years 11 and thereafter is 3.5%.

Increase in Face Amount.  After the first policy anniversary, you may request an increase in the Specified Face Amount (“SFA”) or Supplemental Insurance Amount (“SIA”).  You must provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next policy anniversary following our approval of your request.  The Policy does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge and monthly expense charge is determined separately for the initial SFA and SIA and each increase in SFA and SIA.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial SFA and then to the SIA and then to each increase in the SFA or SIA in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included in this Statement of Additional Information.  The consolidated financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Sun Life (N.Y.) Variable Account D and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of Alger Mid Cap Growth Portfolio I-2 Sub-Account, AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account, BlackRock Global Allocation V.I. Class III Sub-Account, Columbia Marsico 21st Century Fund, Variable Series Class B Sub-Account, Delaware VIP Smid Cap Growth Series Standard Class Sub-Account, Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account, DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account, DWS Small Cap Index VIP - Class B Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account, Fidelity VIP Growth Portfolio (Service Class) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, Fidelity VIP Money Market Portfolio (Service Class) Sub-Account, Fidelity VIP Overseas Portfolio (Service Class) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Goldman Sachs VIT Mid Cap Value Fund I Sub-Account, Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account, Invesco V.I. International Growth Fund I Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund Series II Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund Series I Sub-Account, M Fund Business Opportunity Value Sub-Account, M Fund Capital Appreciation Sub-Account, M Fund International Equity Sub-Account, M Fund M Large Cap Growth Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II High Yield Portfolio I Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, SC BlackRock Inflation Protected Bond Fund (Initial Class) Sub-Account, SC BlackRock Small Cap Index Fund (Initial Class) Sub-Account, SC Columbia Small Cap Value Fund Initial Sub-Account, SC Davis Venture Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account, SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account, SC Ibbotson Growth Fund (Initial Class) Sub-Account, SC Invesco Small Cap Growth Fund (Initial Class) Sub-Account, SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC PIMCO High Yield Fund (Initial Class) Sub-Account, SC PIMCO Total Return Fund (Initial Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account, Sun Capital Global Real Estate Fund (Initial Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account, Sun Capital Money Market Fund (Initial Class) Sub-Account, and T. Rowe Price Blue Chip Growth Portfolio Sub-Account of Sun Life (N.Y.) Variable Account D (collectively the "Sub-Accounts"), as of December 31, 2010, and the related statements of operations and the statements of changes in net assets for each of the periods presented.  These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2010, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 22, 2011

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2010
Assets:	Shares	Cost	Value
Investments at fair value:
Alger Mid Cap Growth Portfolio I-2 Sub-Account (AL4)	3,937	$ 69,497	$ 50,192
AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account (AN3)	3,508	70,268	59,678
BlackRock Global Allocation V.I. Class III Sub-Account (9XX)	110	1,490	1,590
Columbia Marsico 21st Century Fund, Variable Series Class B Sub-Account (MCC)	161	1,631	1,929
Delaware VIP Smid Cap Growth Series Standard Class Sub-Account (DGO)	837	17,360	18,595
Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account (DMC)	6,911	94,241	91,021
DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account (SCV)	2,687	35,858	32,805
DWS Small Cap Index VIP - Class B Sub-Account (SSC)	2,886	32,814	35,790
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (FL6)	7,078	128,821	168,517
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (FL8)	868	27,254	32,118
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (FIS)	1,315	169,105	172,719
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FL4)	1,023	133,032	135,146
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	42	1,091	1,363
Fidelity VIP Money Market Portfolio (Service Class) Sub-Account (FL5)	62,808	62,808	62,808
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (FL7)	19,707	258,841	329,105
First Eagle Overseas Variable Fund Sub-Account (SGI)	63	1,462	1,813
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	117	1,658	1,862
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	7,786	113,537	111,267
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	743	6,961	8,180
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (GS8)	4	60	55
Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account (GS3)	4,671	53,738	49,374
Invesco V.I. International Growth Fund I Sub-Account (AI4)	1,547	45,441	44,395
Invesco Van Kampen V.I. Equity and Income Fund Series II Sub-Account (VKU)	122	1,333	1,713
Invesco Van Kampen V.I. Growth and Income Fund Series I Sub-Account (VGI)	56	865	1,036
M Fund Business Opportunity Value Sub-Account (MBO)	214	1,917	2,207
M Fund Capital Appreciation Sub-Account (MCA)	54	1,089	1,406
M Fund International Equity Sub-Account (MBI)	141	1,411	1,648
M Fund M Large Cap Growth Sub-Account (MTC)	84	1,091	1,368
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	28	760	898
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	54	603	950
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	7,054	92,779	93,604
MFS VIT II High Yield Portfolio I Class Sub-Account (HYS)	21,617	108,263	128,835
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	154	1,631	2,125
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	991	9,859	11,329

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2010
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	50	$ 641	$ 926
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	5	66	71
MFS VIT II Total Return Portfolio I Class Sub-Account (TRS)	803	12,447	13,459
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	129	2,092	2,784
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	9,571	106,341	133,137
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	137	1,631	1,888
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	172	1,624	2,066
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account (OCF)	170	6,919	6,873
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (OCA)	42	1,189	1,696
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	12,638	158,383	171,113
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	6,400	78,545	84,102
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	8,858	93,960	98,143
SC BlackRock Inflation Protected Bond Fund (Initial Class) Sub-Account (115)	949	9,991	10,102
SC BlackRock Small Cap Index Fund (Initial Class) Sub-Account (SCB)	4,203	40,811	55,139
SC Columbia Small Cap Value Fund Initial Sub-Account (117)	222	2,117	2,479
SC Davis Venture Value Fund (Initial Class) Sub-Account (SC7)	2,830	32,428	34,182
SC Goldman Sachs Mid Cap Value Fund (Initial Class) Sub-Account (SGC)	3,962	25,618	37,438
SC Goldman Sachs Short Duration Fund (Initial Class) Sub-Account (SDC)	20,003	202,990	206,231
SC Ibbotson Growth Fund (Initial Class) Sub-Account (113)	39,544	444,788	493,110
SC Invesco Small Cap Growth Fund (Initial Class) Sub-Account (116)	85	746	945
SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account (SLC)	2,878	18,410	24,292
SC PIMCO High Yield Fund (Initial Class) Sub-Account (SPC)	2,607	21,882	25,626
SC PIMCO Total Return Fund (Initial Class) Sub-Account (114)	1,915	22,779	22,173
SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account (SC5)	3,963	65,720	59,125
Sun Capital Global Real Estate Fund (Initial Class) Sub-Account (SC3)	4,785	74,393	54,737
Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account (SC2)	3,116	29,901	29,263
Sun Capital Money Market Fund (Initial Class) Sub-Account (SC1)	3	3	3
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	8,284	82,551	92,949

Total investments		3,086,535	3,321,493

Total assets		$ 3,086,535	$ 3,321,493

Liabilities:
Payable to Sponsor			$ -

Total liabilities			-

Net assets			$ 3,321,493

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010

	Units	Total Value
Net Assets:
AL4	3,319	$ 50,192
AN3	5,603	59,678
9XX	123	1,590
MCC	238	1,929
DGO	945	18,595
DMC	6,146	91,021
SCV	1,781	32,805
SSC	1,577	35,790
FL6	9,678	168,517
FL8	3,318	32,118
FIS	15,709	172,719
FL4	11,953	135,146
FVM	129	1,363
FL5	5,048	62,808
FL7	23,803	329,105
SGI	150	1,813
FMS	217	1,862
FTI	4,947	111,267
FTG	455	8,180
GS8	3	55
GS3	4,762	49,374
AI4	2,460	44,395
VKU	135	1,713
VGI	71	1,036
MBO	247	2,207
MCA	126	1,406
MBI	210	1,648
MTC	153	1,368
MIT	77	898
EM1	66	950
GSS	5,681	93,604
HYS	6,922	128,835
IG1	148	2,125
MIS	1,124	11,329
NWD	63	926
RI1	9	71
TRS	914	13,459
UTS	142	2,784
MVS	9,106	133,137
MV1	212	1,888
VKM	116	2,066

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2010

	Units	Total Value
Net Assets (continued):
OCF	546	$ 6,873
OCA	159	1,696
PMB	6,196	171,113
PRR	5,178	84,102
PTR	5,793	98,143
115	899	10,102
SCB	3,306	55,139
117	181	2,479
SC7	2,667	34,182
SGC	3,753	37,438
SDC	18,688	206,231
113	35,380	493,110
116	67	945
SLC	2,592	24,292
SPC	2,124	25,626
114	1,825	22,173
SC5	3,054	59,125
SC3	2,375	54,737
SC2	1,832	29,263
SC1	-1	3
TBC	6,430	92,949

Total net assets		$ 3,321,493

1 Amount less than one unit.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

	AL4	AN3	9XX
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ 17

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(2,328)	(1,849)	48
Realized gain distributions	-	-	9
Net realized (losses) gains	(2,328)	(1,849)	57

Net change in unrealized appreciation/ depreciation	10,587	8,711	54

Net realized and change in unrealized gains	8,259	6,862	111

Increase in net assets from operations	$ 8,259	$ 6,862	$ 128

	MCC 1	DGO	DMC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ 747

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	2	(194)	(2,894)
Realized gain distributions	-	-	-
Net realized gains (losses)	2	(194)	(2,894)

Net change in unrealized appreciation/ depreciation	298	5,232	21,677

Net realized and change in unrealized gains	300	5,038	18,783

Increase in net assets from operations	$ 300	$ 5,038	$ 19,530

1 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	SCV	SSC	FL6
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 377	$ 193	$ 1,681

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(2,257)	(1,110)	3,389
Realized gain distributions	-	-	70
Net realized (losses) gains	(2,257)	(1,110)	3,459

Net change in unrealized appreciation/ depreciation	8,128	8,360	18,303

Net realized and change in unrealized gains	5,871	7,250	21,762

Increase in net assets from operations	$ 6,248	$ 7,443	$ 23,443

	FL8	FIS	FL4
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 50	$ 2,707	$ 2,333

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	38	(7)	(963)
Realized gain distributions	97	4	2,229
Net realized gains (losses)	135	(3)	1,266

Net change in unrealized appreciation/ depreciation	6,169	3,617	14,113

Net realized and change in unrealized gains	6,304	3,614	15,379

Increase in net assets from operations	$ 6,354	$ 6,321	$ 17,712

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	FVM1	FL5	FL7
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 1	$ 51	$ 3,986

Net realized and change in unrealized gains:
Net realized gains on sale of shares	4	-	4,752
Realized gain distributions	2	40	586
Net realized gains	6	40	5,338

Net change in unrealized appreciation/ depreciation	272	-	25,254

Net realized and change in unrealized gains	278	40	30,592

Increase in net assets from operations	$ 279	$ 91	$ 34,578

	SGI	FMS1	FTI
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 30	$ 28	$ 1,850

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	19	3	(461)
Realized gain distributions	-	-	-
Net realized gains (losses)	19	3	(461)

Net change in unrealized appreciation/ depreciation	282	204	7,475

Net realized and change in unrealized gains	301	207	7,014

Increase in net assets from operations	$ 331	$ 235	$ 8,864

1 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	FTG	GS8	GS3
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 107	$ -	$ 694

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	42	(3)	(898)
Realized gain distributions	-	-	-
Net realized gains (losses)	42	(3)	(898)

Net change in unrealized appreciation/ depreciation	1,167	14	5,762

Net realized and change in unrealized gains	1,209	11	4,864

Increase in net assets from operations	$ 1,316	$ 11	$ 5,558

	AI42	VKU8	VGI9
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 955	$ 34	$ 1

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(1,931)	16	(21)
Realized gain distributions	-	-	-
Net realized (losses) gains	(1,931)	16	(21)

Net change in unrealized appreciation/ depreciation	6,496	145	114

Net realized and change in unrealized gains	4,565	161	93

Increase in net assets from operations	$ 5,520	$ 195	$ 94

2 Effective April 30, 2010, AI4 Sub-Account changed its name from AIM V.I. International Growth Fund (Series I).
8 Effective June 1, 2010, VKU Sub-Account changed its name from Van Kampen UIF Equity & Income Class II.
9 Effective June 1, 2010, VGI Sub-Account changed its name from Van Kampen LIT Growth and Income Portfolio I.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	MBO4, 1	MCA5, 1	MBI3, 1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 15	$ 3	$ 52

Net realized and change in unrealized gains:
Net realized gains on sale of shares	2	3	5
Realized gain distributions	-	-	-
Net realized gains	2	3	5

Net change in unrealized appreciation/ depreciation	290	317	237

Net realized and change in unrealized gains	292	320	242

Increase in net assets from operations	$ 307	$ 323	$ 294

	MTC6, 1	MIT	EM1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 4	$ 15	$ 5

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	4	(26)	30
Realized gain distributions	-	-	-
Net realized gains (losses)	4	(26)	30

Net change in unrealized appreciation/ depreciation	277	129	160

Net realized and change in unrealized gains	281	103	190

Increase in net assets from operations	$ 285	$ 118	$ 195

1 Commencement of operations was September 1, 2008; first activity in 2010.
3 Effective May 3, 2010, MBI Sub-Account changed its name from Brandes International Equity Fund.
4 Effective May 3, 2010, MBO Sub-Account changed its name from Business Opportunity Value Fund.
5 Effective May 3, 2010, MCA Sub-Account changed its name from Frontier Capital Appreciation Fund.
6 Effective January 8, 2010, MTC Sub-Account changed its name from M Turner Growth Fund.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	GSS	HYS	IG11
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 3,023	$ 10,306	$ -

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(75)	(1,630)	8
Realized gain distributions	-	-	-
Net realized (losses) gains	(75)	(1,630)	8

Net change in unrealized appreciation/ depreciation	815	7,832	494

Net realized and change in unrealized gains	740	6,202	502

Increase in net assets from operations	$ 3,763	$ 16,508	$ 502

	MIS	NWD	RI1
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 31	$ -	$ 2

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(56)	86	(3)
Realized gain distributions	-	-	-
Net realized (losses) gains	(56)	86	(3)

Net change in unrealized appreciation/ depreciation	1,343	167	5

Net realized and change in unrealized gains	1,287	253	2

Increase in net assets from operations	$ 1,318	$ 253	$ 4

1 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

	TRS	UTS	MVS
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 394	$ 88	$ 1,517

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(648)	49	1,372
Realized gain distributions	-	-	-
Net realized (losses) gains	(648)	49	1,372

Net change in unrealized appreciation/ depreciation	1,506	211	10,468

Net realized and change in unrealized gains	858	260	11,840

Increase in net assets from operations	$ 1,252	$ 348	$ 13,357

	MV11	VKM10, 1	OCF
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ -	$ 11

Net realized and change in unrealized gains:
Net realized gains (losses) on sale of shares	3	10	(94)
Realized gain distributions	-	-	-
Net realized gains (losses)	3	10	(94)

Net change in unrealized appreciation/ depreciation	257	442	664

Net realized and change in unrealized gains	260	452	570

Increase in net assets from operations	$ 260	$ 452	$ 581

1 Commencement of operations was September 1, 2008; first activity in 2010.
10 Effective June 1, 2010, VKM Sub-Account changed its name from Van Kampen UIF Mid Cap Growth Portfolio (Class II).

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	OCA	PMB	PRR
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 7,895	$ 1,109

Net realized and change in unrealized gains:
Net realized (losses) gains on sale of shares	(28)	(229)	375
Realized gain distributions	-	-	734
Net realized (losses) gains	(28)	(229)	1,109

Net change in unrealized appreciation/ depreciation	174	10,206	3,514

Net realized and change in unrealized gains	146	9,977	4,623

Increase in net assets from operations	$ 146	$ 17,872	$ 5,732

	PTR	1151	SCB7
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 2,220	$ 56	$ 142

Net realized and change in unrealized gains:
Net realized gains on sale of shares	490	9	1,330
Realized gain distributions	2,897	100	-
Net realized gains	3,387	109	1,330

Net change in unrealized appreciation/ depreciation	1,264	111	8,560

Net realized and change in unrealized gains	4,651	220	9,890

Increase in net assets from operations	$ 6,871	$ 276	$ 10,032

1 Commencement of operations was September 1, 2008; first activity in 2010.
7 Effective November 15, 2010, SCB Sub-Account changed its name from SC Oppenheimer Main Street Small Cap Fund I Class.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	117	SC7	SGC
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 149	$ -

Net realized and change in unrealized gains:
Net realized gains on sale of shares	20	12	1,096
Realized gain distributions	188	-	811
Net realized gains	208	12	1,907

Net change in unrealized appreciation/ depreciation	242	3,876	4,830

Net realized and change in unrealized gains	450	3,888	6,737

Increase in net assets from operations	$ 450	$ 4,037	$ 6,737

	SDC	1131	116
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 3,020	$ 7,017	$ -

Net realized and change in unrealized gains:
Net realized gains on sale of shares	214	104	19
Realized gain distributions	215	4,710	73
Net realized gains	429	4,814	92

Net change in unrealized appreciation/ depreciation	1,307	48,322	118

Net realized and change in unrealized gains	1,736	53,136	210

Increase in net assets from operations	$ 4,756	$ 60,153	$ 210
.
1 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	SLC	SPC	114
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ -	$ 1,717	$ 96

Net realized and change in unrealized gains:
Net realized gains on sale of shares	650	247	30
Realized gain distributions	934	174	77
Net realized gains	1,584	421	107

Net change in unrealized appreciation/ depreciation	1,747	717	399

Net realized and change in unrealized gains	3,331	1,138	506

Increase in net assets from operations	$ 3,331	$ 2,855	$ 602

	SC5	SC3	SC2
	Sub-Account	Sub-Account	Sub-Account

Income:
Dividend income	$ 29	$ 6,068	$ 1,040

Net realized and change in unrealized gains:
Net realized losses on sale of shares	(2,011)	(2,813)	(125)
Realized gain distributions	-	-	89
Net realized losses	(2,011)	(2,813)	(36)

Net change in unrealized appreciation/ depreciation	13,179	4,165	1,179

Net realized and change in unrealized gains	11,168	1,352	1,143

Increase in net assets from operations	$ 11,197	$ 7,420	$ 2,183

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

	SC1	TBC
	Sub-Account	Sub-Account

Income:
Dividend income	$ 5	$ -

Net realized and change in unrealized gains:
Net realized gains on sale of shares	3	346
Realized gain distributions	-	-
Net realized gains	3	346

Net change in unrealized appreciation/ depreciation	-	12,847

Net realized and change in unrealized gains	3	13,193

Increase in net assets from operations	$ 8	$ 13,193

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	AL4 Sub-Account		AN3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ -	$ -	$ -	$ 1,608
Net realized losses	(2,328)	(6,137)	(1,849)	(3,166)
Net change in unrealized appreciation/depreciation	10,587	22,156	8,711	10,657
Net increase from operations	8,259	16,019	6,862	9,099

Contract Owner Transactions:
Purchase payments received	463	1,796	4,813	8,492
Transfers between Sub-Accounts
(including the Fixed Account), net	-	(2,426)	-	(444)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(142)
Mortality and expense risk charges	(324)	(285)	(615)	(344)
Cost of insurance and administrative expense charges	(2,564)	(2,465)	(3,842)	(4,143)
Net (decrease) increase from contract owner transactions	(2,425)	(3,380)	356	3,419

Total increase in net assets	5,834	12,639	7,218	12,518

Net assets at beginning of year	44,358	31,719	52,460	39,942
Net assets at end of year	$ 50,192	$ 44,358	$ 59,678	$ 52,460

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	9XX Sub-Account		MCC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	200915	201013	2009

Operations:
Net investment income	$ 17	$ 30	$ -	$ -
Net realized gains	57	2	2	-
Net change in unrealized appreciation/depreciation	54	46	298	-
Net increase from operations	128	78	300	-

Contract Owner Transactions:
Purchase payments received	1,264	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	(2,163)	2,729	1,681	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(13)	(3)	(6)	-
Cost of insurance and administrative expense charges	(331)	(99)	(46)	-
Net (decrease) increase from contract owner transactions	(1,243)	2,627	1,629	-

Total (decrease) increase in net assets	(1,115)	2,705	1,929	-

Net assets at beginning of year	2,705	-	-	-
Net assets at end of year	$ 1,590	$ 2,705	$ 1,929	$ -

13 Commencement of operations was September 1, 2008; first activity in 2010.

15 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	DGO Sub-Account		DMC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ -	$ -	$ 747	$ 811
Net realized losses	(194)	(370)	(2,894)	(5,085)
Net change in unrealized appreciation/depreciation	5,232	4,808	21,677	23,180
Net increase from operations	5,038	4,438	19,530	18,906

Contract Owner Transactions:
Purchase payments received	202	-	6,573	9,787
Transfers between Sub-Accounts
(including the Fixed Account), net	(196)	437	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(194)
Mortality and expense risk charges	(92)	(76)	(745)	(410)
Cost of insurance and administrative expense charges	(668)	(496)	(5,980)	(5,415)
Net (decrease) increase from contract owner transactions	(754)	(135)	(152)	3,768

Total increase in net assets	4,284	4,303	19,378	22,674

Net assets at beginning of year	14,311	10,008	71,643	48,969
Net assets at end of year	$ 18,595	$ 14,311	$ 91,021	$ 71,643

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SCV Sub-Account		SSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ 377	$ 449	$ 193	$ 355
Net realized losses	(2,257)	(2,438)	(1,110)	(1,293)
Net change in unrealized appreciation/depreciation	8,128	8,421	8,360	7,503
Net increase from operations	6,248	6,432	7,443	6,565

Contract Owner Transactions:
Purchase payments received	1,005	853	3,152	6,110
Transfers between Sub-Accounts
(including the Fixed Account), net	(460)	327	(111)	(2,408)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(76)
Mortality and expense risk charges	(161)	(139)	(294)	(159)
Cost of insurance and administrative expense charges	(2,204)	(1,878)	(2,626)	(2,702)
Net (decrease) increase from contract owner transactions	(1,820)	(837)	121	765

Total increase in net assets	4,428	5,595	7,564	7,330

Net assets at beginning of year	28,377	22,782	28,226	20,896
Net assets at end of year	$ 32,805	$ 28,377	$ 35,790	$ 28,226

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FL6 Sub-Account		FL8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ 1,681	$ 1,361	$ 50	$ 83
Net realized gains (losses)	3,459	(19,077)	135	(533)
Net change in unrealized appreciation/depreciation	18,303	39,724	6,169	6,831
Net increase from operations	23,443	22,008	6,354	6,381

Contract Owner Transactions:
Purchase payments received	22,817	57,726	181	507
Transfers between Sub-Accounts
(including the Fixed Account), net	9,220	9,971	-	(1,015)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(763)	(436)	(224)	(206)
Cost of insurance and administrative expense charges	(10,781)	(8,732)	(1,819)	(1,780)
Net increase (decrease) from contract owner transactions	20,493	58,529	(1,862)	(2,494)

Total increase in net assets	43,936	80,537	4,492	3,887

Net assets at beginning of year	124,581	44,044	27,626	23,739
Net assets at end of year	$ 168,517	$ 124,581	$ 32,118	$ 27,626

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FIS Sub-Account		FL4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	20091	2010	2009

Operations:
Net investment income	$ 2,707	$ 4	$ 2,333	$ 2,514
Net realized (losses) gains	(3)	2	1,266	(178)
Net change in unrealized appreciation/depreciation	3,617	(3)	14,113	22,640
Net increase from operations	6,321	3	17,712	24,976

Contract Owner Transactions:
Purchase payments received	166,420	2	9,558	14,321
Transfers between Sub-Accounts
(including the Fixed Account), net	3,643	231	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(284)
Mortality and expense risk charges	(67)	-	(1,123)	(643)
Cost of insurance and administrative expense charges	(3,834)	-	(8,512)	(8,422)
Net increase (decrease) from contract owner transactions	166,162	233	(77)	4,972

Total increase in net assets	172,483	236	17,635	29,948

Net assets at beginning of year	236	-	117,511	87,563
Net assets at end of year	$ 172,719	$ 236	$ 135,146	$ 117,511

1 Commencement of operations was November 3, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FVM Sub-Account		FL5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201013	2009	2010	2009

Operations:
Net investment income	$ 1	$ -	$ 51	$ 953
Net realized gains	6	-	40	-
Net change in unrealized appreciation/depreciation	272	-	-	-
Net increase from operations	279	-	91	953

Contract Owner Transactions:
Purchase payments received	-	-	1,603	2,143
Transfers between Sub-Accounts
(including the Fixed Account), net	1,121	-	350	3,282
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(73,735)
Mortality and expense risk charges	(4)	-	(388)	(811)
Cost of insurance and administrative expense charges	(33)	-	(3,746)	(16,445)
Net increase (decrease) from contract owner transactions	1,084	-	(2,181)	(85,566)

Total increase (decrease) in net assets	1,363	-	(2,090)	(84,613)

Net assets at beginning of year	-	-	64,898	149,511
Net assets at end of year	$ 1,363	$ -	$ 62,808	$ 64,898

13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FL7 Sub-Account		SGI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	200914

Operations:
Net investment income	$ 3,986	$ 4,917	$ 30	$ 4
Net realized gains (losses)	5,338	(57,469)	19	(39)
Net change in unrealized appreciation/depreciation	25,254	93,335	282	69
Net increase from operations	34,578	40,783	331	34

Contract Owner Transactions:
Purchase payments received	49,018	115,509	-	2,251
Transfers between Sub-Accounts
(including the Fixed Account), net	56	19,412	841	-
Withdrawals, surrenders, annuitizations
and contract charges	-	(224)	(9)	(1,407)
Mortality and expense risk charges	(1,987)	(1,070)	(4)	-
Cost of insurance and administrative expense charges	(22,663)	(21,003)	(144)	(80)
Net increase from contract owner transactions	24,424	112,624	684	764

Total increase in net assets	59,002	153,407	1,015	798

Net assets at beginning of year	270,103	116,696	798	-
Net assets at end of year	$ 329,105	$ 270,103	$ 1,813	$ 798

14 Commencement of operations was March 5, 2007; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FMS Sub-Account		FTI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201013	2009	2010	2009

Operations:
Net investment income	$ 28	$ -	$ 1,850	$ 2,493
Net realized gains (losses)	3	-	(461)	1,382
Net change in unrealized appreciation/depreciation	204	-	7,475	24,115
Net increase from operations	235	-	8,864	27,990

Contract Owner Transactions:
Purchase payments received	-	-	7,552	10,779
Transfers between Sub-Accounts
(including the Fixed Account), net	1,681	-	3,769	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(135)
Mortality and expense risk charges	(7)	-	(724)	(460)
Cost of insurance and administrative expense charges	(47)	-	(7,760)	(7,327)
Net increase from contract owner transactions	1,627	-	2,837	2,857

Total increase in net assets	1,862	-	11,701	30,847

Net assets at beginning of year	-	-	99,566	68,719
Net assets at end of year	$ 1,862	$ -	$ 111,267	$ 99,566

13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	FTG Sub-Account		GS8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ 107	$ 8	$ -	$ 1
Net realized gains (losses)	42	(35)	(3)	(9)
Net change in unrealized appreciation/depreciation	1,167	92	14	22
Net increase from operations	1,316	65	11	14

Contract Owner Transactions:
Purchase payments received	-	240	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	6,814	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(27)	(1)	(1)	(1)
Cost of insurance and administrative expense charges	(402)	(119)	(8)	(10)
Net increase (decrease) from contract owner transactions	6,385	120	(9)	(11)

Total increase in net assets	7,701	185	2	3

Net assets at beginning of year	479	294	53	50
Net assets at end of year	$ 8,180	$ 479	$ 55	$ 53

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GS3 Sub-Account		AI4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	20102	2009

Operations:
Net investment income	$ 694	$ 805	$ 955	$ 483
Net realized losses	(898)	(1,356)	(1,931)	(882)
Net change in unrealized appreciation/depreciation	5,762	8,345	6,496	9,506
Net increase from operations	5,558	7,794	5,520	9,107

Contract Owner Transactions:
Purchase payments received	3,877	3,877	2,917	1,825
Transfers between Sub-Accounts
(including the Fixed Account), net	205	839	1,666	3,041
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(320)	(266)	(270)	(196)
Cost of insurance and administrative expense charges	(2,970)	(2,768)	(2,205)	(1,603)
Net increase from contract owner transactions	792	1,682	2,108	3,067

Total increase in net assets	6,350	9,476	7,628	12,174

Net assets at beginning of year	43,024	33,548	36,767	24,593
Net assets at end of year	$ 49,374	$ 43,024	$ 44,395	$ 36,767

2 Effective April 30, 2010, AI4 Sub-Account changed its name from AIM V.I. International Growth Fund (Series I).

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	VKU Sub-Account		VGI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201011	20098	20109	2009

Operations:
Net investment income	$ 34	$ 47	$ 1	$ 24
Net realized gains (losses)	16	(133)	(21)	(93)
Net change in unrealized appreciation/depreciation	145	235	114	212
Net increase from operations	195	149	94	143

Contract Owner Transactions:
Purchase payments received	-	4,824	337	337
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	(20)	(2,989)	-	-
Mortality and expense risk charges	(3)	(2)	(2)	(3)
Cost of insurance and administrative expense charges	(263)	(178)	(180)	(170)
Net (decrease) increase from contract owner transactions	(286)	1,655	155	164

Total (decrease) increase in net assets	(91)	1,804	249	307

Net assets at beginning of year	1,804	-	787	480
Net assets at end of year	$ 1,713	$ 1,804	$ 1,036	$ 787

8 Commencement of operations was March 10, 2008; first activity in 2009.

9 Effective June 1, 2010, VGI Sub-Account changed its name from Van Kampen LIT Growth and Income Portfolio I.
11 Effective June 1, 2010, VKU Sub-Account changed its name from Van Kampen UIF Equity & Income Class II.

The accompanying notes are an integral part of these financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MBO Sub-Account		MCA Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20104,13	2009	20105, 13	2009

Operations:
Net investment income	$ 15	$ -	$ 3	$ -
Net realized gains	2	-	3	-
Net change in unrealized appreciation/depreciation	290	-	317	-
Net increase from operations	307	-	323	-

Contract Owner Transactions:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	1,962	-	1,121	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(8)	-	(6)	-
Cost of insurance and administrative expense charges	(54)	-	(32)	-
Net increase from contract owner transactions	1,900	-	1,083	-

Total increase in net assets	2,207	-	1,406	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 2,207	$ -	$ 1,406	$ -

4 Effective May 3, 2010, MBO Sub-Account changed its name from Business Opportunity Value Fund.
5 Effective May 3, 2010, MCA Sub-Account changed its name from Frontier Capital Appreciation Fund.
13 Commencement of operations was September 1, 2008, first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MBI Sub-Account		MTC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	20103, 13	2009	20106, 13	2009

Operations:
Net investment income	$ 52	$ -	$ 4	$ -
Net realized gains	5	-	4	-
Net change in unrealized appreciation/depreciation	237	-	277	-
Net increase from operations	294	-	285	-

Contract Owner Transactions:
Purchase payments received	-	-	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	1,401	-	1,121	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(6)	-	(5)	-
Cost of insurance and administrative expense charges	(41)	-	(33)	-
Net increase from contract owner transactions	1,354	-	1,083	-

Total increase in net assets	1,648	-	1,368	-

Net assets at beginning of year	-	-	-	-
Net assets at end of year	$ 1,648	$ -	$ 1,368	$ -

3 Effective May 3, 2010, MBI Sub-Account changed its name from Brandes International Equity Fund.
6 Effective January 8, 2010, MTC Sub-Account changed its name from M Turner Growth Fund.
13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MIT Sub-Account		EM1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	200912
Operations:
Net investment income	$ 15	$ 14	$ 5	$ -
Net realized (losses) gains	(26)	(46)	30	(107)
Net change in unrealized appreciation/depreciation	129	187	160	187
Net increase from operations	118	155	195	80

Contract Owner Transactions:
Purchase payments received	158	243	-	2,251
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(10)	(1,344)
Mortality and expense risk charges	(4)	(3)	(1)	(1)
Cost of insurance and administrative expense charges	(116)	(113)	(135)	(85)
Net increase (decrease) from contract owner transactions	38	127	(146)	821

Total increase in net assets	156	282	49	901

Net assets at beginning of year	742	460	901	-
Net assets at end of year	$ 898	$ 742	$ 950	$ 901

12 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	GSS Sub-Account		HYS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 3,023	$ 1,838	$ 10,306	$ 6,365
Net realized (losses) gains	(75)	1,864	(1,630)	(10,529)
Net change in unrealized appreciation/depreciation	815	(1,305)	7,832	35,644
Net increase from operations	3,763	2,397	16,508	31,480

Contract Owner Transactions:
Purchase payments received	13,334	46,642	13,852	31,019
Transfers between Sub-Accounts
(including the Fixed Account), net	(706)	11,468	(816)	5,634
Withdrawals, surrenders, annuitizations
and contract charges	-	(49)	-	(88)
Mortality and expense risk charges	(526)	(351)	(606)	(459)
Cost of insurance and administrative expense charges	(5,194)	(5,443)	(8,971)	(7,606)
Net increase from contract owner transactions	6,908	52,267	3,459	28,500

Total increase in net assets	10,671	54,664	19,967	59,980

Net assets at beginning of year	82,933	28,269	108,868	48,888
Net assets at end of year	$ 93,604	$ 82,933	$ 128,835	$ 108,868

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	IG1 Sub-Account		MIS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201013	2009	2010	2009
Operations:
Net investment income	$ -	$ -	$ 31	$ 68
Net realized gains (losses)	8	-	(56)	(136)
Net change in unrealized appreciation/depreciation	494	-	1,343	2,993
Net increase from operations	502	-	1,318	2,925

Contract Owner Transactions:
Purchase payments received	-	-	-	948
Transfers between Sub-Accounts
(including the Fixed Account), net	1,681	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(7)	-	(43)	(38)
Cost of insurance and administrative expense charges	(51)	-	(294)	(278)
Net increase (decrease) from contract owner transactions	1,623	-	(337)	632

Total increase in net assets	2,125	-	981	3,557

Net assets at beginning of year	-	-	10,348	6,791
Net assets at end of year	$ 2,125	$ -	$ 11,329	$ 10,348

13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	NWD Sub-Account		RI1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	20098

Operations:
Net investment income	$ -	$ -	$ 2	$ -
Net realized gains (losses)	86	(44)	(3)	-
Net change in unrealized appreciation/depreciation	167	192	5	-
Net increase from operations	253	148	4	-

Contract Owner Transactions:
Purchase payments received	150	165	-	2
Transfers between Sub-Accounts
(including the Fixed Account), net	(10)	327	-	173
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(3)	(1)	(1)	-
Cost of insurance and administrative expense charges	(159)	(104)	(107)	-
Net (decrease) increase from contract owner transactions	(22)	387	(108)	175

Total increase (decrease) in net assets	231	535	(104)	175

Net assets at beginning of year	695	160	175	-
Net assets at end of year	$ 926	$ 695	$ 71	$ 175

8 Commencement of Operations was March 10, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	TRS Sub-Account		UTS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ 394	$ 342	$ 88	$ 78
Net realized (losses) gains	(648)	(306)	49	(507)
Net change in unrealized appreciation/depreciation	1,506	1,935	211	1,139
Net increase from operations	1,252	1,971	348	710

Contract Owner Transactions:
Purchase payments received	505	3,009	585	1,212
Transfers between Sub-Accounts
(including the Fixed Account), net	(1,482)	1,092	(21)	(614)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(82)	(62)	(16)	(11)
Cost of insurance and administrative expense charges	(769)	(683)	(405)	(462)
Net (decrease) increase from contract owner transactions	(1,828)	3,356	143	125

Total (decrease) increase in net assets	(576)	5,327	491	835

Net assets at beginning of year	14,035	8,708	2,293	1,458
Net assets at end of year	$ 13,459	$ 14,035	$ 2,784	$ 2,293

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	MVS Sub-Account		MV1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	201013	2009

Operations:
Net investment income	$ 1,517	$ 1,084	$ -	$ -
Net realized gains (losses)	1,372	(20,420)	3	-
Net change in unrealized appreciation/depreciation	10,468	33,633	257	-
Net increase from operations	13,357	14,297	260	-

Contract Owner Transactions:
Purchase payments received	14,634	40,644	-	-
Transfers between Sub-Accounts
(including the Fixed Account), net	4,770	6,873	1,681	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(693)	(459)	(6)	-
Cost of insurance and administrative expense charges	(8,559)	(7,298)	(47)	-
Net increase from contract owner transactions	10,152	39,760	1,628	-

Total increase in net assets	23,509	54,057	1,888	-

Net assets at beginning of year	109,628	55,571	-	-
Net assets at end of year	$ 133,137	$ 109,628	$ 1,888	$ -

13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	VKM Sub-Account		OCF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201010, 13	2009	2010	2009

Operations:
Net investment income	$ -	$ -	$ 11	$ 16
Net realized gains (losses)	10	-	(94)	(168)
Net change in unrealized appreciation/depreciation	442	-	664	2,149
Net increase from operations	452	-	581	1,997

Contract Owner Transactions:
Purchase payments received	-	-	354	690
Transfers between Sub-Accounts
(including the Fixed Account), net	1,704	-	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(7)	-	(42)	(37)
Cost of insurance and administrative expense charges	(83)	-	(554)	(510)
Net increase (decrease) from contract owner transactions	1,614	-	(242)	143

Total increase in net assets	2,066	-	339	2,140

Net assets at beginning of year	-	-	6,534	4,394
Net assets at end of year	$ 2,066	$ -	$ 6,873	$ 6,534

10 Effective June 1, 2010, VKM Sub-Account changed its name from Van Kampen UIF Mid Cap Growth Portfolio (Class II).

13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	OCA Sub-Account		PMB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	20091	2010	2009

Operations:
Net investment income	$ -	$ -	$ 7,895	$ 7,335
Net realized losses	(28)	(200)	(229)	(5,106)
Net change in unrealized appreciation/depreciation	174	333	10,206	29,464
Net increase from operations	146	133	17,872	31,693

Contract Owner Transactions:
Purchase payments received	-	4,824	13,164	28,378
Transfers between Sub-Accounts
(including the Fixed Account), net	-	-	602	3,841
Withdrawals, surrenders, annuitizations
and contract charges	(21)	(2,947)	-	(95)
Mortality and expense risk charges	(3)	(2)	(896)	(596)
Cost of insurance and administrative expense charges	(258)	(176)	(10,707)	(9,993)
Net (decrease) increase from contract owner transactions	(282)	1,699	2,163	21,535

Total (decrease) increase in net assets	(136)	1,832	20,035	53,228

Net assets at beginning of year	1,832	-	151,078	97,850
Net assets at end of year	$ 1,696	$ 1,832	$ 171,113	$ 151,078

1 Commencement of operations was November 3, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	PRR Sub-Account		PTR Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009

Operations:
Net investment income	$ 1,109	$ 1,612	$ 2,220	$ 4,129
Net realized gains	1,109	2,167	3,387	2,753
Net change in unrealized appreciation/depreciation	3,514	3,746	1,264	3,319
Net increase from operations	5,732	7,525	6,871	10,201

Contract Owner Transactions:
Purchase payments received	11,188	43,190	11,782	12,734
Transfers between Sub-Accounts
(including the Fixed Account), net	65	11,242	1,219	(159)
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(95)
Mortality and expense risk charges	(423)	(275)	(558)	(377)
Cost of insurance and administrative expense charges	(4,160)	(4,164)	(8,720)	(8,587)
Net increase from contract owner transactions	6,670	49,993	3,723	3,516

Total increase in net assets	12,402	57,518	10,594	13,717

Net assets at beginning of year	71,700	14,182	87,549	73,832
Net assets at end of year	$ 84,102	$ 71,700	$ 98,143	$ 87,549

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	115 Sub-Account		SCB Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201013	2009	20107	2009

Operations:
Net investment income	$ 56	$ -	$ 142	$ 13
Net realized gains (losses)	109	-	1,330	(1,184)
Net change in unrealized appreciation/depreciation	111	-	8,560	7,067
Net increase from operations	276	-	10,032	5,896

Contract Owner Transactions:
Purchase payments received	-	-	9,615	23,788
Transfers between Sub-Accounts
(including the Fixed Account), net	10,264	-	1,363	3,093
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	-
Mortality and expense risk charges	(37)	-	(238)	(123)
Cost of insurance and administrative expense charges	(401)	-	(4,275)	(3,414)
Net increase from contract owner transactions	9,826	-	6,465	23,344

Total increase in net assets	10,102	-	16,497	29,240

Net assets at beginning of year	-	-	38,642	9,402
Net assets at end of year	$ 10,102	$ -	$ 55,139	$ 38,642

7 Effective November 15, 2010, SCB Sub-Account changed its name from SC Oppenheimer Main Street Small Cap Fund I Class.
13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	117 Sub-Account		SC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	200912	2010	2009

Operations:
Net investment income	$ -	$ 4	$ 149	$ 111
Net realized gains (losses)	208	(84)	12	(454)
Net change in unrealized appreciation/depreciation	242	120	3,876	7,298
Net increase from operations	450	40	4,037	6,955

Contract Owner Transactions:
Purchase payments received	-	2,251	364	364
Transfers between Sub-Accounts
(including the Fixed Account), net	1,363	-	1,681	-
Withdrawals, surrenders, annuitizations
and contract charges	(11)	(1,342)	-	-
Mortality and expense risk charges	(5)	-	(205)	(180)
Cost of insurance and administrative expense charges	(184)	(83)	(2,064)	(1,828)
Net increase (decrease) from contract owner transactions	1,163	826	(224)	(1,644)

Total increase in net assets	1,613	866	3,813	5,311

Net assets at beginning of year	866	-	30,369	25,058
Net assets at end of year	$ 2,479	$ 866	$ 34,182	$ 30,369

12 Commencement of operations was October 6, 2008, first activity in 2009.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SGC Sub-Account		SDC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ -	$ 277	$ 3,020	$ 3,137
Net realized gains	1,907	2,974	429	1,523
Net change in unrealized appreciation/depreciation	4,830	6,990	1,307	1,934
Net increase from operations	6,737	10,241	4,756	6,594

Contract Owner Transactions:
Purchase payments received	2,624	2,834	11,839	16,325
Transfers between Sub-Accounts
(including the Fixed Account), net	1,260	18,572	9,068	186,208
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(12)	(2,352)
Mortality and expense risk charges	(121)	(84)	(1,278)	(827)
Cost of insurance and administrative expense charges	(2,529)	(2,096)	(12,115)	(11,975)
Net increase from contract owner transactions	1,234	19,226	7,502	187,379

Total increase in net assets	7,971	29,467	12,258	193,973

Net assets at beginning of year	29,467	-	193,973	-
Net assets at end of year	$ 37,438	$ 29,467	$ 206,231	$ 193,973

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	113 Sub-Account		116 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	201013	2009	2010	200912
Operations:
Net investment income	$ 7,017	$ -	$ -	$ -
Net realized gains (losses)	4,814	-	92	(44)
Net change in unrealized appreciation/depreciation	48,322	-	118	81
Net increase from operations	60,153	-	210	37

Contract Owner Transactions:
Purchase payments received	367,175	-	-	2,253
Transfers between Sub-Accounts
(including the Fixed Account), net	77,955	-	-	115
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(10)	(1,372)
Mortality and expense risk charges	(556)	-	(1)	-
Cost of insurance and administrative expense charges	(11,617)	-	(206)	(81)
Net increase (decrease) from contract owner transactions	432,957	-	(217)	915

Total increase (decrease) in net assets	493,110	-	(7)	952

Net assets at beginning of year	-	-	952	-
Net assets at end of year	$ 493,110	$ -	$ 945	$ 952

12 Commencement of operations was October 6, 2008; first activity in 2009.

13 Commencement of operations was September 1, 2008; first activity in 2010.

The accompanying notes are an integral part of these financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SLC Sub-Account		SPC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ -	$ 100	$ 1,717	$ 1,318
Net realized gains	1,584	2,090	421	744
Net change in unrealized appreciation/depreciation	1,747	4,135	717	3,027
Net increase from operations	3,331	6,325	2,855	5,089

Contract Owner Transactions:
Purchase payments received	4,870	4,381	768	4,371
Transfers between Sub-Accounts
(including the Fixed Account), net	117	9,179	3,324	13,761
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(15)	(2,066)
Mortality and expense risk charges	(83)	(50)	(92)	(61)
Cost of insurance and administrative expense charges	(2,154)	(1,624)	(1,285)	(1,023)
Net increase from contract owner transactions	2,750	11,886	2,700	14,982

Total increase in net assets	6,081	18,211	5,555	20,071

Net assets at beginning of year	18,211	-	20,071	-
Net assets at end of year	$ 24,292	$ 18,211	$ 25,626	$ 20,071

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	114 Sub-Account		SC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	200912	2010	2009
Operations:
Net investment income	$ 96	$ -	$ 29	$ 12
Net realized gains (losses)	107	1	(2,011)	(3,036)
Net change in unrealized appreciation/depreciation	399	(5)	13,179	14,881
Net increase (decrease) from operations	602	(4)	11,197	11,857

Contract Owner Transactions:
Purchase payments received	-	(1)	3,222	7,250
Transfers between Sub-Accounts
(including the Fixed Account), net	22,278	404	-	-
Withdrawals, surrenders, annuitizations
and contract charges	-	-	(18)	(2,351)
Mortality and expense risk charges	(82)	1	(302)	(251)
Cost of insurance and administrative expense charges	(1,025)	-	(4,209)	(3,321)
Net increase (decrease) from contract owner transactions	21,171	404	(1,307)	1,327

Total increase in net assets	21,773	400	9,890	13,184

Net assets at beginning of year	400	-	49,235	36,051
Net assets at end of year	$ 22,173	$ 400	$ 59,125	$ 49,235

12 Commencement of operations was October 6, 2008; first activity in 2009.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SC3 Sub-Account		SC2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 6,068	$ 1,433	$ 1,040	$ 1,215
Net realized losses	(2,813)	(3,335)	(36)	(301)
Net change in unrealized appreciation/depreciation	4,165	13,082	1,179	4,121
Net increase from operations	7,420	11,180	2,183	5,035

Contract Owner Transactions:
Purchase payments received	3,521	5,130	-	4,259
Transfers between Sub-Accounts
(including the Fixed Account), net	1,675	235	15	-
Withdrawals, surrenders, annuitizations
and contract charges	-	(75)	(14)	(2,095)
Mortality and expense risk charges	(434)	(274)	(163)	(143)
Cost of insurance and administrative expense charges	(3,508)	(3,035)	(1,850)	(1,796)
Net increase (decrease) from contract owner transactions	1,254	1,981	(2,012)	225

Total increase in net assets	8,674	13,161	171	5,260

Net assets at beginning of year	46,063	32,902	29,092	23,832
Net assets at end of year	$ 54,737	$ 46,063	$ 29,263	$ 29,092

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2010 AND 2009

	SC1 Sub-Account		TBC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009
Operations:
Net investment income	$ 5	$ 16	$ -	$ -
Net realized gains (losses)	3	-	346	(447)
Net change in unrealized appreciation/depreciation	-	-	12,847	24,096
Net increase from operations	8	16	13,193	23,649

Contract Owner Transactions:
Purchase payments received	28,129	80,000	6,493	9,055
Transfers between Sub-Accounts
(including the Fixed Account), net	(105,979)	-	(131)	166
Withdrawals, surrenders, annuitizations
and contract charges	-	-	-	(152)
Mortality and expense risk charges	(12)	(13)	(695)	(416)
Cost of insurance and administrative expense charges	(98)	(2,048)	(5,550)	(5,398)
Net (decrease) increase from contract owner transactions	(77,960)	77,939	117	3,255

Total (decrease) increase in net assets	(77,952)	77,955	13,310	26,904

Net assets at beginning of year	77,955	-	79,639	52,735
Net assets at end of year	$ 3	$ 77,955	$ 92,949	$ 79,639

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2010

1. BUSINESS AND ORGANIZATION

Sun Life (N.Y.) Variable Account D (the “Variable Account”) is a separate account of Sun Life Insurance and Annuity Company of New York (the “Sponsor”), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.) and was established on April 24, 2003 as a funding vehicle for the variable portion of Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II VUL, Sun Protector VUL, Sun Executive VUL, Sun Prime VUL, Sun Prime Survivorship and certain other individual variable universal life insurance contracts (the “Contracts”) issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2010.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 4.

Purchase Payments
Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. The Sponsor will periodically review the status of this policy in the event of changes in the tax law.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments. Actual results could vary from the amounts derived from management's estimates.

New and Adopted Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” that will provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

On January 1, 2010 the Variable Account adopted the provisions of ASU No. 2010-06 which require new disclosures and clarifications of existing disclosures, which are effective for interim and annual reporting periods beginning after December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.  Effective January 1, 2011, the Variable Account adopted the provisions of the standards relating to disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3.  The adoption of this guidance is not expected to have a material impact on the Variable Account’s financial statements.  The Variable Account will include the new disclosures prospectively, as required.

In August 2009, the FASB issued ASU No. 2009-05, “Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Variable Account adopted this guidance on January 1, 2010.  The adoption of this guidance did not have a material impact on the Variable Account’s financial statements.

3. RELATED PARTY TRANSACTIONS

Massachusetts Financial Services Company and Sun Capital Advisers LLC, affiliates of the Sponsor, are investment advisers to the Funds and charge management fees at an annual rate ranging from 0.33% to 1.05% and 0.38% to 1.05% of the Funds’ average daily net assets, respectively.  For additional related party transactions, see footnote 4.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

4. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted at the monthly anniversary date from the contract owner’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor.  For Futurity Accumulator II, Futurity Protector II, Sun Executive VUL, Sun Prime VUL, Futurity Survivorship II VUL, and Sun Prime Survivorship contracts, as of December 31, 2010 the maximum deduction is at an effective annual rate of 0.60%.  For Sun Protector VUL, as of December 31, 2010 the maximum deduction is an effective annual rate of 0.75%.

Charges for Life Insurance Protection
On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance.  The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner’s Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Administration charges
Each month on the account anniversary date, an account administration fee (“Account Fee”) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses.  For the Single Life Products (Futurity Accumulator II, Futurity Protector II, Sun Executive Variable Universal life (“VUL”), Sun Protector VUL, and Sun Prime VUL) the Account Fee is deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  For the Survivorship Product (Futurity Survivorship II and Sun Prime Survivorship), the Account Fee is deducted for the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured.  As of December 31, 2010, the Account Fee is $8 for Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II VUL, Sun Prime VUL and Sun Prime Survivorship, and $10 for Sun Protector VUL and Sun Executive VUL.

Surrender charges
A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase.  The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Survivorship Products, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase.  For the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and nine years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  For the Sun Protector VUL and Sun Prime VUL products, the surrender charge applies to the first 14 and 10 years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  Surrender charges are deducted and retained by the Sponsor.  These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statement of Changes in Net Assets for each Sub-Account.

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes from the premium payment.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

5. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
AL4	$427	$2,852
AN3	3,803	3,447
9XX	1,289	2,506
MCC	1,682	53
DGO	203	957
DMC	5,459	4,864
SCV	1,148	2,591
SSC	2,782	2,468
FL6	32,782	10,538
FL8	169	1,884
FIS	170,982	2,109
FL4	11,738	7,253
FVM	1,125	38
FL5	1,812	3,902
FL7	50,228	21,232
SGI	871	157
FMS	1,709	54
FTI	11,589	6,902
FTG	6,921	429
GS8	-	9
GS3	5,029	3,543
AI4	9,549	6,486
VKU	35	287
VGI	338	182
MBO	1,977	62
MCA	1,123	37
MBI	1,453	47
MTC	1,125	38
MIT	174	121
EM1	5	146
GSS	16,249	6,318
HYS	23,318	9,553
IG1	1,682	59
MIS	30	336
NWD	181	203
RI1	2	108
TRS	927	2,361
UTS	701	470
MVS	20,540	8,871
MV1	1,682	54
VKM	1,703	89
OCF	197	428
OCA	-	282
PMB	20,060	10,002
PRR	13,062	4,549
PTR	16,969	8,129

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

5. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
115	$10,420	$438
SCB	10,671	4,064
117	1,551	200
SC7	2,161	2,236
SGC	5,378	3,333
SDC	22,800	12,063
113	456,851	12,167
116	73	217
SLC	5,963	2,279
SPC	6,144	1,553
114	22,453	1,109
SC5	3,266	4,544
SC3	10,903	3,581
SC2	1,144	2,027
SC1	54,091	132,046
TBC	5,045	4,928

6. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2010 were as follows:

	Units Issued	Units Redeemed	Net (Decrease) Increase
AL4	35	(218)	(183)
AN3	639	(592)	47
9XX	108	(214)	(106)
MCC	246	(8)	238
DGO	12	(58)	(46)
DMC	86	(88)	(2)
SCV	64	(179)	(115)
SSC	231	(222)	9
FL6	2,031	(732)	1,299
FL8	22	(245)	(223)
FIS	16,047	(368)	15,679
FL4	1,342	(1,331)	11
FVM	134	(5)	129
FL5	171	(362)	(191)
FL7	3,476	(1,746)	1,730
SGI	96	(18)	78
FMS	224	(7)	217
FTI	591	(443)	148
FTG	455	(29)	426
GS8	-	(1)	(1)
GS3	412	(332)	80
AI4	333	(180)	153
VKU	-	(24)	(24)
VGI	22	(12)	10

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MBO	255	(8)	247
MCA	130	(4)	126
MBI	217	(7)	210
MTC	158	(5)	153
MIT	13	(10)	3
EM1	-	(12)	(12)
GSS	790	(381)	409
HYS	661	(496)	165
IG1	153	(5)	148
MIS	-	(38)	(38)
NWD	13	(15)	(2)
RI1	-	(15)	(15)
TRS	37	(171)	(134)
UTS	33	(24)	9
MVS	1,424	(679)	745
MV1	219	(7)	212
VKM	122	(6)	116
OCF	32	(54)	(22)
OCA	-	(30)	(30)
PMB	357	(301)	56
PRR	678	(276)	402
PTR	628	(448)	180
115	939	(40)	899
SCB	716	(294)	422
117	122	(18)	104
SC7	160	(99)	61
SGC	460	(314)	146
SDC	1,895	(1,215)	680
113	36,375	(995)	35,380
116	-	(18)	(18)
SLC	571	(256)	315
SPC	376	(128)	248
114	1,884	(94)	1,790
SC5	215	(302)	(87)
SC3	294	(223)	71
SC2	1	(134)	(133)
SC1	2,794	(10,538)	(7,744)
TBC	999	(981)	18

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2009 were as follows:

	Units Issued	Units Redeemed	Net (Decrease) Increase
AL4	158	(455)	(297)
AN3	1,155	(690)	465
9XX	238	(9)	229
DGO	55	(72)	(17)
DMC	1,177	(724)	453
SCV	111	(190)	(79)
SSC	817	(715)	102
FL6	5,043	(683)	4,360
FL8	73	(432)	(359)
FIS	30	-	30
FL4	1,978	(1,291)	687
FL5	437	(7,326)	(6,889)
FL7	11,998	(1,983)	10,015
SGI	212	(140)	72
FTI	981	(721)	260
FTG	12	(6)	6
GS8	-	(1)	(1)
GS3	725	(466)	259
AI4	366	(135)	231
VKU	463	(304)	159
VGI	31	(16)	15
MIT	31	(15)	16
EM1	215	(137)	78
GSS	3,774	(380)	3,394
HYS	2,822	(628)	2,194
MIS	140	(47)	93
NWD	52	(11)	41
RI1	24	-	24
TRS	342	(62)	280
UTS	192	(172)	20
MVS	3,889	(635)	3,254
OCF	77	(61)	16
OCA	536	(347)	189
PMB	1,421	(471)	950
PRR	3,983	(325)	3,658
PTR	811	(587)	224
SCB	2,216	(292)	1,924
117	210	(133)	77
SC7	39	(215)	(176)
SGC	4,016	(409)	3,607
SDC	19,465	(1,457)	18,008
116	220	(135)	85
SLC	2,598	(321)	2,277
SPC	2,270	(394)	1,876
114	35	-	35

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
SC5	1,135	(927)	208
SC3	442	(279)	163
SC2	909	(861)	48
SC1	7,949	(205)	7,744
TBC	1,062	(687)	375

7. FAIR VALUE MEASUREMENTS

The following section applies the FASB ASC Topic 820 fair value hierarchy and disclosure requirements to the Variable Account’s financial instruments that are carried at fair value. Topic 820 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

In compliance with Topic 820, the Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2010, the Funds of the Variable Account are identical to public mutual funds, but are only available to the contract holders of the Variable Account.  The inputs used to price the Funds are observable and are identical to mutual funds readily tradable in public markets and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2010. As of December 31, 2010, the Level 1 assets held by the Sub-Accounts was $3.3 million.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS

 The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
AL4
2010	3,319	$15.1209	$50,192	-%	19.38%
2009	3,502	12.6660	44,358	-	51.70
2008	3,799	8.3491	31,719	0.16	(58.36)
2007	3,826	20.0484	76,702	-	31.55
2006	1,893	15.2400	28,853	-	10.14
AN3
2010	5,603	10.6502	59,678	-	12.80
2009	5,556	9.4418	52,460	3.62	20.35
2008	5,091	7.8453	39,942	1.68	(40.69)
2007	4,624	13.2284	61,174	1.17	4.82
2006	4,178	12.6153	52,702	1.16	16.98
9XX
2010	123	12.9626	1,590	0.64	9.76
20093	229	11.8099	2,705	1.39	18.10
MCC
201011	238	8.1186	1,929	-	(18.81)
DGO
2010	945	19.6807	18,595	-	36.32
2009	991	14.4372	14,311	-	45.41
2008	1,008	9.9289	10,008	-	(40.55)
20074	1,046	16.7006	17,476	-	(1.88)
DMC
2010	6,146	14.8101	91,021	0.96	27.10
2009	6,148	11.6526	71,643	1.41	35.51
2008	5,695	8.5992	48,969	0.92	(40.42)
2007	4,910	14.4327	70,861	0.39	1.50
2006	4,600	14.2197	65,407	-	0.08
SCV
2010	1,781	18.4156	32,805	1.29	23.07
2009	1,896	14.9638	28,377	1.92	29.70
2008	1,975	11.5368	22,782	1.83	(33.42)
2007	2,318	17.3273	40,169	0.96	3.08
2006	2,273	16.8134	38,220	0.76	25.06
SSC
2010	1,577	22.7021	35,790	0.63	26.11
2009	1,568	18.0024	28,226	1.50	26.27
2008	1,466	14.2570	20,896	1.27	(34.33)
2007	1,287	21.7084	27,944	0.58	(2.17)
2006	1,115	22.1874	24,749	0.35	17.19

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

At December 31	For the year ended December 31
Investment
Unit Value	Net	Income	Total Return
Units	lowest to highest	Assets	Ratio1	lowest to highest2
FL6
2010	9,678	$17.4119	$168,517	1.28%	17.11%
2009	8,379	14.8682	124,581	1.91	35.66
2008	4,019	10.9595	44,044	1.70	(42.61)
2007	1,813	19.0976	34,619	0.88	17.52
2006	1,736	16.2522	28,221	1.30	11.59
FL8
2010	3,318	9.6762	32,118	0.18	24.06
2009	3,541	7.7999	27,626	0.34	28.15
2008	3,900	6.0866	23,739	0.73	(47.23)
2007	4,067	11.5349	46,916	0.61	26.90
2006	4,231	9.0919	38,470	0.28	6.73
FIS
2010	15,709	8.8922	to	11.0624	172,719	9.76	10.624	to	14.73
20095	30	7.7507	236	3.35	(22.49)
FL4
2010	11,953	11.3072 11.3072	135,146	1.95	14.91
2009	11,942	9.8400	117,511	2.59	26.48
2008	11,255	7.7796	87,563	2.40	(37.07)
2007	9,366	12.3616	115,773	3.45	5.38
2006	8,794	11.7349	103,201	1.49	15.61
FVM
201011	129	10.5243	1,363	0.08	5.24
FL5
2010	5,048	12.4214	62,808	0.08	0.14
2009	5,239	12.4036	64,898	0.66	0.62
2008	12,128	12.3273	149,511	2.90	2.92
2007	14,269	11.9776	170,883	4.95	5.07
2006	12,875	11.3954	146,713	4.60	4.77
FL7
2010	23,803	13.8263	329,105	1.49	12.99
2009	22,073	12.2366	270,103	2.89	26.44
2008	12,058	9.6779	116,696	3.63	(43.86)
2007	8,081	17.2402	139,315	3.16	17.20
2006	7,753	14.7092	114,046	0.74	17.95
SGI
2010	150	11.3266	to	13.2464	1,813	2.25	13.266	to	32.46
20096	72	11.1157	798	0.58	11.16

FMS
2010	217
FMS
2010	217

201011	217	8.5894	1,862	1.81	(14.11)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
FTI
2010	4,947	$ 22.4927			$ 111,267	1.87%	8.41%
2009	4,799	20.7486			99,566	3.05	37.04
2008	4,539	15.1403			68,719	2.37	(40.38)
2007	4,333	25.3936			110,022	1.97	15.48
2006	3,969	21.9940			87,292	1.24	21.44
FTG
2010	455	17.9619			8,180	2.48	7.39
2009	29	16.7253			479	2.99	31.10
20087	23	12.7573			294	1.68	(40.55)
GS8
2010	3	17.0738			55	-	25.00
2009	4	13.6591			53	2.10	33.15
2008	5	10.2582			50	0.79	(37.05)
2007	8	16.2960			128	0.65	3.20
2006	11	15.7901			180	0.90	16.16
GS3
2010	4,762	10.3689			49,374	1.55	12.84
2009	4,682	9.1889			43,024	2.20	21.15
2008	4,423	7.5850			33,548	1.66	(37.00)
2007	4,140	12.0395			49,846	1.13	(1.64)
2006	3,887	12.2387			47,571	1.09	12.89
AI4
2010	2,460	8.6989	to	18.081	44,395	2.41	12.86
2009	2,307	7.7075	to	16.0202 16.0202	36,767	1.66	(22.924) (22.92)	to	35.24
2008	2,076	11.8456			24,593	0.55	(40.38)
2007	2,099	19.8683			41,700	0.84	14.71
2006	15	17.3200			259	0.96	28.23
VKU
2010	135	12.6413			1,713	2.00	26.41
2009	159	11.3333			1,804	3.07	13.33
VGI
2010	71	14.5115			1,036	0.12	12.51
2009	61	12.8977			787	4.35	24.37
2008	46	10.3707			480	1.64	(42.51)
2007	31	15.2588			479	0.99	2.82
2006	16	14.8432			238	0.58	16.23
MBO
201011	247	8.9405			2,207	0.85	(10.60)
MCA
201011	126	11.1630			1,406	0.28	11.63
MBI
201011	210	7.8383			1,648	3.80	(21.62)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
MTC
201011	153	$ 8.9358	$ 1,368	0.36%	(10.64)%
MIT
2010	77	11.6506	898	1.84	16.46
2009	74	10.0037	742	2.43	25.26
2008	58	7.9865	460	1.55	(34.95)
2007	43	12.2773	528	1.27	5.93
2006	25	11.5879	290	0.92	13.30
EM1
2010	66	14.3974	950	0.57	43.97
20093	78	11.6610	901	-	16.61
GSS
2010	5,681	16.4771	93,604	3.50	4.75
2009	5,272	15.7297	82,933	3.05	4.49
2008	1,878	15.0533	28,269	5.29	8.55
2007	1,606	13.8681	22,270	4.72	7.17
2006	1,286	12.9393	16,638	4.77	3.68
HYS
2010	6,922	18.6131	128,835	8.94	15.53
2009	6,757	16.1108	108,868	8.10	50.36
2008	4,563	10.7151	48,888	9.00	(29.66)
2007	4,238	15.2339	64,570	7.24	1.90
2006	4,107	14.9459	61,391	7.91	10.39
IG1
201011	148	14.3691	2,125	-	43.69
MIS
2010	1,124	10.0744	11,329	0.30	13.15
2009	1,162	8.9034	10,348	0.84	40.14
2008	1,069	6.3533	6,791	0.24	(37.22)
200712	176	10.1192	1,776	-	(0.89)
NWD
2010	63	14.6037	926	-	36.58
2009	65	10.6921	695	-	62.96
2008	24	6.5611	160	-	(39.57)
2007	14	10.8576	153	-	2.53
200610	6	10.5867	64	-	9.29
RI1
2010	9	8.1373	71	1.73	10.34
200913	24	7.3750	175	-	(26.25)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31			For the year ended December 31
				Investment
		Unit Value	Net	Income	Total Return
	Units	lowest to highest	Assets	Ratio1	lowest to highest2
TRS
2010	914	$ 14.7232	$ 13,459	2.87%	9.97%
2009	1,048	13.3889	14,035	3.21	18.09
2008	768	11.3378	8,708	2.23	(21.55)
2007	375	14.4521	5,419	0.21	4.35
200610	4	13.8535	61	-	10.18
UTS
2010	142	19.6313	2,784	3.44	13.90
2009	133	17.2354	2,293	3.93	33.37
2008	113	12.9227	1,458	1.38	(37.06)
2007	52	20.5326	1,064	0.82	28.57
2006	17	15.9689	272	2.93	32.28
MVS
2010	9,106	14.6201	133,137	1.36	11.51
2009	8,361	13.1113	109,628	1.49	20.49
2008	5,107	10.8813	55,571	1.80	(32.64)
2007	3,883	16.1546	62,723	1.55	7.91
2006	3,914	14.9684	58,587	1.48	20.96
MV1
201011	212	8.9013	1,888	-	(10.99)
VKM
201011	116	17.7663	2,066	-	77.66
OCF
2010	546	12.5976	6,873	0.17	9.42
2009	568	11.5134	6,534	0.30	44.52
2008	552	7.9668	4,394	0.16	(45.52)
2007	306	14.6226	4,477	0.03	14.15
2006	30	12.8101	388	0.26	7.95
OCA
2010	159	10.6593	1,696	-	6.59
20095	189	9.7663	1,832	-	(2.34)
PMB
2010	6,196	27.6151	171,113	4.91	12.17
2009	6,140	24.6192	151,078	6.02	30.59
2008	5,190	18.8526	97,850	6.50	(14.60)
2007	5,046	22.0744	111,348	5.88	5.82
2006	3,211	20.8600	66,977	5.34	9.28
PRR
2010	5,178	16.2401	84,102	1.44	8.11
2009	4,776	15.0218	71,700	3.28	18.39
2008	1,118	12.6880	14,182	3.51	(7.05)
2007	370	13.6509	5,046	4.65	10.62
2006	39	12.3350	483	4.19	0.72

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGHLIGHTS (CONTINUED)

At December 31	For the year ended December 31
Investment
Unit Value	Net	Income	Total Return
Units	lowest to highest	Assets	Ratio1	lowest to highest2
PTR
2010	5,793	$ 16.8958	$ 98,143	2.41%	8.12%
2009	5,613	15.6274	87,549	5.21	14.07
2008	5,389	13.6996	73,832	4.47	4.80
2007	4,824	13.0720	63,031	4.81	8.75
2006	4,561	12.0190	54,820	4.44	3.85
115
201011	899	11.1892	10,102	0.62	11.89
SCB
2010	3,306	16.6783	55,139	0.34	24.46
2009	2,884	13.4002	38,642	0.07	36.77
2008	960	9.7980	9,402	0.24	(37.99)
2007	258	15.8003	4,084	-	(1.43)
2006	18	16.0313	292	-	13.60
117
2010	181	13.7041	2,479	-	21.62	to	37.04
20093	77	11.2676	866	0.56	12.68
SC7
2010	2,667	8.9175	to	13.1597	34,182	0.48	(10.825)	to	12.92
2009	2,606	11.6536	30,369	0.43	29.39
2008	2,782	9.0064	25,058	0.80	(37.81)
2007	2,935	14.4812	42,506	0.59	4.26
2006	2,574	13.8930	35,761	0.72	14.77
SGC
2010	3,753	9.9760	37,438	-	22.13
20099	3,607	8.1685	29,467	1.24	(18.31)
SDC
2010	18,688	10.885	to	11.032	206,231	1.50	2.4139 to 8.85
20099	18,008	10.628	to	10.77	193,973	1.93	3.78	to	6.29
113
201011	35,380	13.9373	493,110	2.56	39.37
116
2010	67	14.0954	945	-	26.076 to 40.95
20093	85	11.1801	952	-	11.80
SLC
2010	2,592	9.3719	24,292	-	17.19
20099	2,277	7.9975	18,211	0.67	(20.03)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGLIGHTS (CONTINUED)

	At December 31					For the year ended December 31
						Investment
		Unit Value			Net	Income	Total Return
	Units	lowest to highest			Assets	Ratio1	lowest to highest2
SPC
2010	2,124	$ 12.0400	to	$ 12.6652	$ 25,626	7.45%	12.705% to 26.65%
20099	1,876	10.6827	to	11.2375	20,071	7.93	6.83	to	12.38
114
2010	1,825	12.1468			22,173	0.37	7.54	to	21.47
20093	35	11.2948			400	-	12.95
SC5
2010	3,054	11.7667	to	19.6914	59,125	0.06	23.17
2009	3,141	9.5532	to	15.9871	49,235	0.03	(4.47)	to	30.07
2008	2,933	12.2907			36,051	0.17	(35.14)
2007	2,936	18.9491			55,645	1.38	15.40
2006	1,943	16.4196			31,909	-	11.30
SC3
2010	2,375	23.0490			54,737	12.52	15.28
2009	2,304	19.9939			46,063	4.00	30.09
2008	2,141	15.3698			32,902	2.43	(44.73)
2007	2,120	27.8070			58,942	1.49	(13.13)
2006	2,067	32.0107			66,155	1.66	38.96
SC2
2010	1,832	11.4587	to	16.2072	29,263	3.53	7.69 to 14.59
2009	1,965	10.6407	to	15.0502	29,092	4.56	6.41	to	21.05
2008	1,917	12.4335			23,832	5.66	(12.50)
2007	1,901	14.2092			27,008	5.14	3.79
2006	1,837	13.6942			25,159	5.15	5.41
SC1
2010	-14	10.0667			3	0.08	-
20098	7,744	10.0667			77,955	0.04	0.67
TBC
2010	6,430	14.4558			92,949	-	16.39
2009	6,412	12.4201			79,639	-	42.18
2008	6,037	8.7353			52,735	0.11	(42.51)
2007	5,417	15.1935			82,297	0.52	12.71
2006	3,811	13.4763			51,353	0.34	9.67

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. FINANCIAL HIGLIGHTS (CONTINUED)

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 Ratio represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

3 Commencement of operations was October 6, 2008; first activity in 2009.

4 For the period May 1, 2007 (commencement of operations) through December 31, 2007.

5 Commencement of operations was November 3, 2008; first activity in 2009.

6 Commencement of operations was March 5, 2007; first activity in 2009.

7 For the period January 7, 2008 (commencement of operations) through December 31, 2008.

8 For the period April 27, 2009 (commencement of operations) through December 31, 2009.

9 For the period February 23, 2009 (commencement of operations) through December 31, 2009.

10 For the period May 2006 (commencement of operations) through December 31, 2006.

11 Commencement of operations was September 1, 2008; first activity in 2010.

12 For the period May 1, 2007 (commencement of operations) through December 31, 2007.

13 Commencement of operations was March 10, 2008; first activity in 2009.

14 Amount less than one unit.

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Audit/Nominating Committee of the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Insurance and Annuity Company of New York and subsidiary (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York and subsidiary as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments as required by accounting guidance adopted in 2009.  As discussed in Note 4 to the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of certain assets and liabilities in 2008.

/s/ DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 21, 2011

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008
Revenues

Premiums and annuity considerations (Note 7)	$119,495	$119,872	$111,071
Net investment income (loss) (1) (Note 6)	118,138	233,216	(112,508)
Net income (loss) on embedded derivatives (2) (Note 3)	12,685	22,698	(32,059)
Net realized investment gains (losses), excluding impairment losses on available-for-sale securities (Note 5)	827	(2,815)	340
Other-than-temporary impairment losses (3) (Note 3)	(150)	(181)	(11,326)
Fee and other income (Note 7)	19,433	5,103	9,681

Total revenues	270,428	377,893	(34,801)

Benefits and Expenses

Interest credited (Note 7)	57,924	47,855	45,129
Policyowner benefits (Note 7)	77,590	78,231	80,789
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired (4)	90,206	107,532	(82,218)
Goodwill impairment	-	-	37,788
Other operating expenses	40,393	43,113	44,841

Total benefits and expenses	266,113	276,731	126,329

Income (loss) before income tax expense (benefit)	4,315	101,162	(161,130)

Income tax expense (benefit) (Note 9)	643	29,650	(40,128)

Net income (loss)	$3,672	$71,512	$(121,002)

(1)
Net investment income (loss) includes an increase (decrease) in market value of trading fixed maturity securities of $34.0 million, $173.4 million and $(154.9) million for the years ended December 31, 2010, 2009 and 2008, respectively.

(2)
Net loss on embedded derivatives for the year ended December 31, 2008 includes $0.4 million of income related to the Company’s adoption of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures,” which is further discussed in Note 4.

(3)
The $0.2 million other-than-temporary impairment (“OTTI”) losses for both years ended December 31, 2010 and 2009 represent solely credit losses.  The Company incurred no non-credit OTTI losses during the years ended December 31, 2010 and 2009 and as such no non-credit OTTI losses were recognized in other comprehensive income for the year.

(4)
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired for the year ended December 31, 2008 includes $0.2 million of expenses related to the Company’s adoption of FASB ASC Topic 820, which is further discussed in Note 4.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31, 2010	December 31, 2009
ASSETS

Investments
Available-for-sale fixed maturity securities, at fair value (amortized cost of $243,452 and $168,833 in 2010 and 2009, respectively) (Note 3)	$246,944	$164,158
Trading fixed maturity securities, at fair value (amortized cost of $1,526,282 and $1,410,775 in 2010 and 2009, respectively) (Note 3)	1,555,834	1,406,327
Mortgage loans (Note 3)	176,518	161,498
Policy loans	1,217	270
Other invested assets	7,868	542
Short-term investments	18,994	58,991
Cash and cash equivalents	72,978	175,322

Total investments and cash	2,080,353	1,967,108

Accrued investment income	21,130	17,051
Deferred policy acquisition costs and sales inducement asset (Note 12)	110,791	183,966
Value of customer renewals acquired (Note 13)	4,439	5,766
Income and premium taxes receivable	4,507	17,829
Net deferred tax asset (Note 9)	12,057	5,830
Goodwill and other intangible asset	13,699	13,997
Receivable for investments sold	162	642
Reinsurance receivable	162,522	117,460
Other assets	22,456	44,745
Separate account assets	1,265,464	989,939

Total assets	$3,697,580	$3,364,333

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,577,556	$1,605,038
Future contract and policy benefits	116,946	99,255
Payable for investments purchased	104	577
Accrued expenses	6,246	10,313
Reinsurance payable	236,718	190,863
Other liabilities	66,118	48,608
Separate account liabilities	1,265,464	989,939

Total liabilities	3,269,152	2,944,593

Commitments and contingencies (Note 18)

STOCKHOLDER’S EQUITY

Common stock, $350 par value – 6,001 shares authorized;
6,001 shares issued and outstanding in 2010 and 2009	2,100	2,100
Additional paid-in capital	389,963	389,963
Accumulated other comprehensive income (loss) (Note 17)	1,977	(3,039)
Retained earnings	34,388	30,716

Total stockholder’s equity	428,428	419,740

Total liabilities and stockholder’s equity	$3,697,580	$3,364,333

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Net income (loss)	$3,672	$71,512	$(121,002)
Other comprehensive income (loss)
Change in unrealized holding gains (losses) on available-for-sale
securities, net of tax (1)	8,567	19,443	(22,820)
Reclassification adjustment for OTTI losses, net of tax (2)	265	-	-
Reclassification adjustments of net realized investment (gains)
losses into net income (loss) (3)	(3,816)	132	7,306
Other comprehensive income (loss)	5,016	19,575	(15,514)

Comprehensive income (loss)	$8,688	$91,087	$(136,516)

(1)      Net of tax expense (benefit) of $4.6 million, $10.5 million and $(12.3) million for the years ended December 31, 2010, 2009 and 2008, respectively.
(2)      Represents an adjustment to OTTI losses due to sale of other-than-temporarily impaired or available-for-sale fixed maturity securities.
(3)      Net of tax expense (benefit) of $2.1 million, $(0.1) million and $(3.9) million for the years ended December 31, 2010, 2009 and 2008, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income(1)	Retained Earnings (Accumulated Deficit)	Total Stockholder’s Equity

Balance at December 31, 2007	$2,100	$239,963	$(11,924)	$85,030	$315,169

Cumulative effect of accounting change related to the adoption of FASB ASC Topic 825, net of tax (2)	-	-	7,430	(7,430)	-
Net loss	-	-	-	(121,002)	(121,002)
Capital contribution	-	150,000	-	-	150,000
Other comprehensive loss	-	-	(15,514)	-	(15,514)

Balance at December 31, 2008	2,100	389,963	(20,008)	(43,402)	328,653

Cumulative effect of accounting change related to the adoption of FASB ASC Topic 320, net of tax (3)	-	-	(2,606)	2,606	-
Net income	-	-	-	71,512	71,512
Other comprehensive income	-	-	19,575	-	19,575

Balance at December 31, 2009	$2,100	$389,963	$(3,039)	$30,716	$419,740

Net income	-	-	-	3,672	3,672
Other comprehensive income	-	-	5,016	-	5,016

Balance at December 31, 2010	$2,100	$389,963	$1,977	$34,388	$428,428

(1)	As of December 31, 2010, the total amount of after tax non-credit OTTI losses recorded in the Company’s accumulated other comprehensive loss was $2.3 million.
(2)	FASB ASC Topic 825, “Financial Instruments.”
(3)	FASB ASC Topic 320, “Investments-Debt and Equity Securities.”

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2010	2009	2008
Cash Flows From Operating Activities:
Net income (loss)	$3,672	$71,512	$(121,002)
Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Net amortization of premiums on investments	4,787	(605)	2,663
Amortization of deferred policy acquisition costs, and value of business and customer renewals acquired	90,206	107,532	(82,218)
Depreciation and amortization	312	337	311
Net (gain) loss on embedded derivatives	(12,685)	(22,698)	32,059
Net realized investment (gains) losses and OTTI credit losses on available-for-sale securities	(677)	2,996	10,986
(Increase) decrease in fair value of trading investments	(34,001)	(173,389)	154,926
Net realized (gains) losses on trading investments	(13,633)	9,867	30,622
Interest credited to contractholder deposits	57,924	47,855	45,129
Goodwill impairment	-	-	37,788
Deferred federal income taxes	(8,928)	6,256	(15,318)
Changes in assets and liabilities:
Additions to deferred policy acquisitions costs, sales inducement asset, and value of business and customer renewals acquired	(17,796)	(45,645)	(27,648)
Accrued investment income	(4,079)	(1,825)	19
Net change in reinsurance receivable/payable	5,328	19,060	66,699
Future contract and policy benefits	17,691	5,280	898
Other, net	42,324	(153,878)	120,090

Net cash provided by (used in) operating activities	130,445	(127,345)	256,004

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturity securities	79,623	21,303	6,440
Trading fixed maturity securities	775,025	333,236	194,980
Mortgage loans	13,107	12,456	15,202
Real estate	1,000	-	-
Other invested assets	1,244	1,587	64,482
Purchases of:
Available-for-sale fixed maturity securities	(152,468)	(4,515)	(14,027)
Trading fixed maturity securities	(886,403)	(587,134)	(258,714)
Mortgage loans	(34,190)	(4,875)	(16,650)
Other invested assets	(1,200)	-	-
Net change in other investments	-	(4,922)	(64,154)
Net change in policy loans	(947)	(114)	(38)
Net change in short-term investments	39,997	56,978	(115,969)

Net cash (used in) provided by investing activities	$(165,212)	$(176,000)	$(188,448)

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)
(in thousands)
For the Years Ended December 31,

	2010	2009	2008

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$173,714	$473,137	$330,909
Withdrawals from contractholder deposit funds	(248,878)	(252,351)	(348,243)
Capital contribution from Sun Life U.S.	-	-	150,000
Other, net	7,587	(4,108)	(4,134)

Net cash (used in) provided by financing activities	(67,577)	216,678	128,532

Net change in cash and cash equivalents	(102,344)	(86,667)	196,088

Cash and cash equivalents, beginning of year	175,322	261,989	65,901

Cash and cash equivalents, end of year	$72,978	$175,322	$261,989

Supplemental Cash Flow Information
Income taxes (refunded) paid	$(4,844)	$14,360	$20,018

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

general

Sun Life Insurance and Annuity Company of New York (the “Company”) engages in the sale of individual and group fixed and variable annuities, individual and group life insurance, group disability, group dental and group stop loss insurance in the State of New York.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.  The Company reinsures certain risks related to some of these products to both affiliated and non-affiliated reinsurers.  The Company also assumes certain risks for certain group insurance contracts from an affiliate.

The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”).  Sun Life U.S. is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which in turn is owned by Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  Accordingly, the Company is an indirect wholly-owned subsidiary of SLF.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

The Company's fixed and variable annuity contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  These contracts had obligated the Company to file annual, quarterly, and current reports with the U.S. Securities and Exchange Commission (“SEC”) on Form 10-K, Form 10-Q, and Form 8-K.  Effective September 27, 2007, Sun Life U.S. provided a full and unconditional guarantee (the “guarantee”) of the Company's obligation related to its contracts’ fixed investment option period for policies currently in-force or sold on or after that date.  The guarantee relieved the Company of its obligation to file annual, quarterly, and current reports with the SEC.

The consolidated financial statements include the accounts of the Company and its subsidiary.  As of December 31, 2010, the Company directly owned SLNY Private Placement Investment Company I, LLC, which is an unregistered variable investment trust in support of the Company’s private placement variable universal life and variable annuity business activities.  This trust remains inactive as of December 31, 2010.

Since the Company’s subsidiary remains inactive, no transactions and balances between the Company and its subsidiary were required to be eliminated in the preparation of these consolidated financial statements.

use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”), including sales inducement asset (“SIA”), value of business acquired (“VOBA”), value of customer renewals acquired (“VOCRA”), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, allowance for loan losses and valuation allowance on deferred tax assets.  Actual results could differ from those estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2010, 2009 and 2008
(in thousands)

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

financial instruments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, fixed maturity securities, mortgage loans and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

investments

Fixed Maturity Securities

The Company accounts for its investments in accordance with FASB ASC Topic 320.  At the time of purchase, fixed maturity securities are classified as either trading or available-for-sale.  Securities, for which the Company has elected to measure at fair value under FASB ASC Topic 825, “Financial Instruments,” are classified as trading securities.  Although classified as trading securities, the Company’s intent is to not sell these securities in the near term.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturity securities are forward purchase commitments on mortgage backed securities, better known as To Be Announced (“TBA”) securities.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities that are not considered other-than-temporarily impaired are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as asset-backed securities (“ABS”) including collateralized debt obligations, residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are priced using a fair value model or independent broker quotations.  ABS and RMBS are priced using fair value models and independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

investments (CONTINUED)

Fixed Maturity Securities (continued)

For privately placed fixed maturity securities, fair values are determined using a discounted cash flow model which includes estimates that take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately placed fixed maturity securities also are priced using market prices or broker quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.  The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  In addition, on the quarterly basis, the Company performs quantitative and qualitative analysis that includes back testing of recent trades, review of key assumptions such as spreads, duration, and credit rating, and on-going review of third-party pricing services’ methodologies.  The Company performs further testing on those securities whose prices do not fall within a pre-established tolerance range.  This testing includes looking at specific market events that may affect pricing or obtaining additional information or new prices from the third-party pricing service.  Additionally, the Company makes a selection of securities from its portfolio and compares the price received from its third-party pricing services to an independent source, creates option adjusted spreads or obtains additional broker quotes to corroborate the current market price.  Historically, the Company has found no material variances between the prices received from third-party pricing sources and the results of its testing.

Please refer to Note 4 of the Company’s consolidated financial statements for further discussion of the Company’s fair value measurements.

With the adoption of the provisions of FASB ASC Topic 320, the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories: credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

Prior to the Company’s adoption of the provisions of FASB ASC Topic 320 on April 1, 2009, the Company's accounting policy for impairment on available-for-sale securities required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security.  In addition, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss also would be recorded through earnings.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

investments (continued)

Fixed Maturity Securities (continued)

Structured securities, typically those rated single A or below, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that fair value is less than carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.

Please refer to Note 3 of the Company’s consolidated financial statements for further discussion of the Company’s recognition and disclosure of OTTI loss.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would have increased by $0.6 million, $0.6 million and $0.2 million for the year ended December 31, 2010, 2009 and 2008, respectively, if these holdings were performing.  At December 31, 2010 and 2009, the fair market value of holdings for issuers in default was $5.4 million and $5.9 million, respectively.

Mortgage loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loans’ trade dates, which are the dates that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s statement of operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

investments (continued)

Mortgage loans (continued)

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied, firstly against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses and write-off of specific mortgages are recorded as net realized gain or loss in the Company’s statements of operations.  Once the conditions causing impairment improve and future payments are reasonably assured, allowances are reduced and the mortgages are no longer classified as impaired.  However, the mortgage loan continues to be classified as impaired if the original terms of the contract have been restructured, resulting in the Company providing an economic concession to the borrower.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through allowances for losses at the time of disposition or foreclosure.

Policy loans

Policy loans are carried at the amount of outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Realized gains and losses

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  Changes in the provision for estimated losses on mortgage loans are included in net realized investment gains and losses.

Investment income

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial position, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

The Company manages assets related to certain funds-withheld reinsurance agreements.  These assets are primarily comprised of fixed maturity securities and mortgages and are accounted for consistent with the policies described above.  Investment income on assets within funds-withheld reinsurance portfolios is included as a component of net investment income (loss) in the Company’s consolidated statements of operations.

Please refer to Note 6 of the Company’s consolidated financial statements for further discussion of the Company’s net investment income (loss).

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

deferred policy acquisition costs and sales inducement asset

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business.  Acquisition costs related to deposit-type contracts, primarily deferred annuity and universal life policies are deferred and amortized with interest based on the proportion of actual gross profits to the present value of all estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized and unrealized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Sales inducement asset (“SIA”) represents amounts that are credited to policyholder account balances related to the enhanced or bonus crediting rates that the Company offers on certain of its annuity products.  The costs associated with offering the enhanced or bonus crediting rates are capitalized and amortized over the expected life of the related contracts in proportion to the estimated gross profits.

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process and are updated on a more frequent basis if required.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  Assumptions affecting the computation of estimated future gross profits include, but are not limited to, recent investment and policyholder experience, expectations of future performance and policyholder behavior, changes in interest rates, capital market growth rates, and account maintenance expense.

DAC amortization is reviewed regularly and adjusted retrospectively when the Company calculates the actual profits or losses and revises its estimate of future gross profits to be realized from deposit-type contracts, including realized and unrealized gains and losses from investments.  The Company also tests its DAC and SIA asset for loss recognition on a quarterly basis.  The test is performed by comparing the GAAP liability, net of DAC and SIA, to the present value of future expected gross profits; an adjustment is required if the current GAAP liability, net of DAC and SIA, is higher than the present value of future expected gross profits.  During the years ended December 31, 2010 and 2009, the Company wrote down DAC by $22.0 million and $14.4 million, respectively, as a result of loss recognition related to certain annuity products.  Please refer to Note 12 of the Company’s consolidated financial statements for the Company’s DAC and SIA roll-forward.

The DAC asset under GAAP cannot exceed accumulated deferrals, plus interest.  At December 31, 2009 and 2008, the Company reached the cap for its DAC asset and SIA related to certain fixed annuity products and reported the DAC asset for these products at historical accumulated deferrals with interest.  At December 31, 2010, the Company’s SIA related to certain fixed annuity remained at historical accumulated deferral with interest.  However, the Company’s DAC related to certain fixed annuities was below the cap and regular amortization was recorded during the year.

Although recovery of DAC and SIA is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC and SIA considered recoverable could be reduced in the near term, however, if the future estimates of gross profits are reduced.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

value of customer renewals acquired

VOCRA represents a portion of the assets that were transferred to the Company, based on a series of agreements between the Company and Sun Life and Health Insurance Company (U.S.) (“SLHIC”), an affiliate, (the “SLHIC asset transfer”).  VOCRA is the actuarially determined present value of projected future profits arising from the existing in-force business at May 31, 2007 to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.  The Company tests its VOCRA asset for impairment on an annual basis.  During the year ended December 31, 2009, the Company determined that its VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  Please refer to Note 13 of the Company’s consolidated financial statements for the Company’s VOCRA roll-forward.

goodwill and other intangible asset

The Company’s goodwill and other intangible asset were acquired as part of the SLHIC asset transfer transaction.  Goodwill is allocated to the Group Protection segment.  In accordance with FASB ASC Topic 350, “Intangibles – Goodwill and Other,” the Company’s goodwill and other intangible asset are tested for impairment on an annual basis.  The Company completed the required impairment tests of goodwill during the second quarter of 2010 and concluded that this asset was not impaired.

Included in the operating results for the year ended December 31, 2008 is a goodwill impairment charge of $37.8 million.  This relates to the impairment of the entire amount of goodwill associated with the Company’s 2001 acquisition of Keyport Benefit Life Insurance Company.  The impairment charge was allocated to the Wealth Management segment.

The Company’s intangible asset represents the value of distribution acquired from the asset transfer agreement with SLHIC.  The value of distribution acquired was calculated as the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution contract.  This intangible asset is being amortized on a straight-line basis over 25 years, representing the period for which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

The value of distribution acquired has a gross carrying amount of $7.5 million and a net amortized balance of $6.4 million and $6.7 million, at December 31, 2010 and 2009, respectively.  This intangible asset is allocated to the Group Protection Segment.  The Company completed the required impairment tests of its intangible asset during 2010 and concluded that this asset was not impaired.

other assets

The Company’s other assets are comprised primarily of receivables from affiliated companies and outstanding premiums.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

policy liabilities and accruals

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events, as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of in-force policies.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  The Company did not record any adjustment to reserves related to loss recognition for the years ended December 31, 2010 and 2009.

Reserves for GMDB are calculated according to the methodology prescribed by the American Institute of Certified Public Accountants (“AICPA”) which is included in FASB ASC Topic 944, “Financial Services – Insurance,” whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries.  For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group reported claim reserves, and the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

revenue and expenses

Premiums for traditional individual life products are considered earned revenue when due.  Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy, and surrender charges.  Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees for investment advisory services are recognized as revenues when the services are provided.

income taxes

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with FASB ASC Topic 740, “Income Taxes.”

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.  Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.  Please refer to Note 9 of the Company’s consolidated financial statements for further discussion of the Company’s income taxes.

separate accounts

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for the following:

➢	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed; and

➢
The activity related to the GMDB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”), which is reflected in the Company’s consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting pronouncements

New and Adopted Accounting Pronouncements

In July 2010, the FASB issued Accounting Standard Update (“ASU”) 2010-20, “Receivables (Topic 310): Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which amends FASB ASC Topic 310 to enhance disclosures and to provide financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables.  The amendments require an entity to provide a greater level of disaggregated information about the credit quality of the entity’s financing receivables and allowance for credit losses.  ASU 2010-20 also requires an entity to disclose credit quality indicators, the aging of past due information and the modification of its financing receivables.  The amendments in ASU 2010-20 that relate to disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010.  However, the disclosure about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. Comparative disclosures are required for reporting periods ending after initial adoption.  The Company adopted ASU 2010-20 on December 31, 2010.  The enhanced disclosures required by ASU 2010-20 for the period ending on December 31, 2010, are included in Note 3 of the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset – a Consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 310, “Receivables.”  The amendments were made to eliminate diversity in practice in accounting for loans that undergo troubled debt restructuring for those loans that have been included in a pool of loans.  Under ASU 2010-18, debt modifications that were made for distressed loans included in a pool of loans, do not trigger the criteria needed to allow for such loans to be accounted for separately outside of the pool.  Upon initial adoption, an entity may make a one-time election to terminate accounting for loans as a pool.  The election may be made on a pool-by-pool basis and does not prevent the entity from using pool accounting for loans that will be acquired in the future.  The amendments in ASU 2010-18 are effective for the first fiscal quarter ending on or after July 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-18 on September 30, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11 “Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives,” which provides amendments to FASB ASC Topic 815, “Derivatives and Hedging” to clarify the embedded credit derivative scope exception included therein.  The amendments address how to determine which embedded credit derivative features are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under ASC Topic 815.  Under ASU 2010-11, only the embedded credit derivative feature created by subordination between financial instruments is not subject to the bifurcation requirements of ASC Topic 815.  However, other embedded credit derivative features would be subject to analysis for potential bifurcation even if their effects are allocated to interests in tranches of securitized financial instruments in accordance with those subordination provisions.  The following circumstances would not qualify for the scope exception and are subject to the application of ASC Topic 815 requiring the embedded derivatives to be analyzed for potential bifurcation:

➢	An embedded derivative feature relating to another type of risk (including another type of credit risk) is present in the securitized financial instrument.
➢
The holder of an interest in a tranche of securitized financial instruments is exposed to the possibility of being required to make potential future payments because the possibility of those future payments is not created by subordination.

➢	The holder owns an interest in a single-tranche securitization vehicle; therefore, the subordination of one tranche to another is not relevant.

The amendments in ASU 2010-11 are effective for the first fiscal quarter beginning after June 15, 2010.  Early adoption is permitted.  The Company adopted ASU 2010-11 on July 1, 2010 and such adoption did not have a material impact on the Company’s consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting pronouncements (continued)

New and Adopted Accounting Pronouncements (continued)

In February 2010, the FASB issued ASU No. 2010-09 “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements” which removes the requirement for U.S. Securities and Exchange Commission (“SEC”) filers to disclose the date through which subsequent events have been evaluated.  ASU No. 2010-09 is effective upon issuance.  Events that have occurred subsequent to December 31, 2010 have been evaluated by the Company’s management in accordance with ASU No. 2010-09.

In January 2010, the FASB issued ASU 2010-06 “Fair Value Measurement and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements,” which provides amendments to FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in order to provide more robust disclosures about the following:

➢	The different classes of assets and liabilities measured at fair value;
➢	The valuation techniques and inputs used;
➢	The transfers between Levels 1, 2, and 3; and
➢	The activity in Level 3 fair value measurements.

Certain new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 31, 2009.  Disclosures about purchases, sales, issuances and settlements in the roll-forward of activities in Level 3 are effective for fiscal years beginning after December 15, 2010.  The Company adopted ASU 2010-06 on January 1, 2010.  The enhanced disclosures required by ASU 2010-06 for the periods beginning after December 31, 2009 are included in Note 5 of the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 860, “Transfers and Servicing,” which were issued in June 2009.  These provisions amend and expand disclosures about the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement in transferred financial assets.  FASB ASC Topic 860 amends previously issued derecognition accounting and disclosure guidance and eliminates the exemption from consolidation for qualifying special purpose entities (“QSPEs”); it also requires a transferor to evaluate all existing QSPEs to determine whether they must be consolidated in accordance with the provisions of FASB ASC Topic 860.  This guidance is effective for financial asset transfers occurring in fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted the provisions of FASB ASC Topic 810 which were issued in June 2009.  This guidance amends previously issued consolidation guidance which affects all entities currently within the scope of FASB ASC Topic 810, including QSPEs, as the concept of these entities was eliminated by FASB ASC Topic 860.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009.  The adoption did not have a material impact on the Company’s consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting pronouncements (continued)

New and Adopted Accounting Pronouncements (continued)

In August 2009, the FASB issued No. 2009-05, “Fair Value Measurements and Disclosures (Topic 820) – Measuring Liabilities at Fair Value.”  This update amends FASB ASC Topic 820 and provides clarification regarding the valuation techniques required to be used to measure the fair value of liabilities where quoted prices in active markets for identical liabilities are not available.  In addition, this update clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability.  The guidance provided in ASU No. 2009-05 is effective for the first reporting period, including interim periods, beginning after issuance.  The Company adopted this guidance on October 1, 2009.  The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In June 2009, the FASB issued FASB ASC Topic 105, “Generally Accepted Accounting Principles.”  This guidance establishes the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP.  FASB ASC Topic 105 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Company adopted FASB ASC Topic 105 on September 30, 2009.

The Company adopted the provisions of FASB ASC Topic 855, “Subsequent Events,” which were issued in May 2009.  This topic requires evaluation of subsequent events through the date that the financial statements are issued or are available to be issued.  FASB ASC Topic 855 sets forth the period under which the reporting entity should evaluate the subsequent events to be recognized or disclosed, the circumstances under which the reporting entity should recognize the events or transactions that occur after the balance sheet date, and the disclosures that the reporting entity should make about the subsequent events.

The Company adopted the provisions of FASB ASC Topic 820, which were issued in April 2009.  This issuance provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  FASB ASC Topic 820 also requires annual and interim disclosure of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any during the period, and definitions of each major category for equity and debt securities, as described in FASB ASC Topic 320.  The Company adopted the above-noted aspects of FASB ASC Topic 820 on April 1, 2009; such adoption did not have a material impact on the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 320, which were issued in April 2009.  This guidance amends the guidance for OTTI of debt securities and changes the presentation of OTTI in the financial statements.   If the Company intends to sell, or if it is more likely than not that it will be required to sell, an impaired security prior to recovery of its cost basis, the security is to be considered other-than-temporarily impaired and the full amount of impairment must be charged to earnings.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, the portion of loss which is considered credit loss (“credit loss”) and the portion of loss which is due to other factors (“non-credit loss”).  The credit loss portion is charged to earnings, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.  This guidance also expands and increases the frequency of existing disclosures about OTTI of debt and equity securities.  The Company adopted the above-noted aspects of FASB ASC Topic 320 on April 1, 2009.  Upon adoption, a cumulative effect adjustment, net of taxes, of $2.6 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.  The enhanced disclosures required by FASB ASC Topic 320 are included in Note 3 of the Company’s consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting pronouncements (continued)

New and Adopted Accounting Pronouncements (continued)

The Company adopted the provisions of FASB ASC Topic 825 which were originally issued in April 2009.  The guidance requires disclosures about the fair value of financial instruments for interim reporting periods of publicly traded companies, as well as in annual financial statements, effective for interim reporting periods ending after June 15, 2009.  The adoption of the above-noted aspects of FASB ASC Topic 825 in the quarter ended June 30, 2009 did not have an impact on the Company’s consolidated financial position or results of operations.  The required disclosures are included in Note 4 of the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 815, “Derivatives and Hedging,” which were issued in March 2008.  This guidance amends and expands disclosures about an entity’s derivative and hedging activities with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  These aspects of FASB ASC Topic 815 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early adoption encouraged.  The Company adopted this guidance on January 1, 2009.  The required disclosures are included in Note 3 of the Company’s consolidated financial statements.

The Company adopted the provisions of FASB ASC Topic 805, “Business Combinations,” which were issued in December 2007.  This guidance establishes the principles and requirements for how the acquirer in a business combination (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination.  Some of the significant requirements in the accounting guidance on business combinations made by FASB ASC Topic 805 include the following:

➢Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquired entity shall be measured at their acquisition-date fair values;

➢Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred;

➢Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets;

➢Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability; and

➢Contingent consideration shall be recognized at the acquisition date.

FASB ASC Topic 805 is effective for, and shall be applied prospectively to, business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited.  Assets and liabilities that arose from business combinations with acquisition dates prior to the effective date of this guidance shall not be adjusted upon adoption of these elements of FASB ASC Topic 805, with certain exceptions for acquired deferred tax assets and acquired income tax positions.  The Company adopted the above-noted aspects of FASB ASC Topic 805 on January 1, 2009 and will apply this guidance to future business combinations.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting pronouncements (continued)

Accounting Standards Not Yet Adopted

In January 2011, the FASB issued ASU 2011-01, “Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20,” which delays the effective date for the disclosure requirements for public entities related to troubled debt restructurings.  ASU 2011-01 applies to all public-entity creditors that modify financing receivables within the guidance given about troubled debt restructurings in ASU 2010-20. The delay is intended to allow the FASB time to complete its deliberations on the definition of a trouble debt restructuring.  Currently, it is anticipated that the new disclosure requirements for public entities regarding trouble debt restructurings as described in ASU 2010-20 will be effective for interim and annual periods ending after June 15, 2011.

In December 2010, the FASB issued ASU 2010-28 “Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts – a Consensus of the FASB Emerging Issues Task Force.”  The amendments of ASU 2010-28 require reporting units with zero or negative carrying amounts to perform Step 2 of goodwill impairment test if it is more likely than not that a goodwill impairment exists and to consider adverse qualitative factors when performing the impairment test.  The amendments in ASU 2010-28 are effective for interim periods and fiscal years beginning after December 15, 2010.  Early adoption is not permitted.  The Company adopted ASU 2010-28 on January 1, 2011 and does not expect the adoption to have significant impact on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-29 “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations – a Consensus of the FASB Emerging Issues Task Force.”  The amendments of ASU 2010-29 provide guidance to clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented.  ASU 2010-29 requires a public entity that presents comparative financial statements to disclose revenue and earnings of the combined entity as if the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The amendments also require the supplemental pro forma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly related to the business combination.  The amendments in ASU 2010-29 are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted ASU 2010-29 on January 1, 2011 and will apply this guidance to future business combinations.

In October 2010, the FASB issued ASU 2010-26 “Financial Services – Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts – a Consensus of the FASB Emerging Issues Task Force,” which amends FASB ASC Topic 944 to modify the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts.  The amendments specify that only incremental costs of successful contract acquisition that result directly from and are essential to the contract transactions can be capitalized as deferred acquisition costs.  The incremental direct costs are those costs that would not have been incurred by the insurance entity if the contract transactions did not occur.  The amendments in ASU 2010-26 are effective for interim periods and fiscal years beginning after December 15, 2011.  The Company will adopt ASU 2010-20 on January 1, 2012 and is assessing the impact of this adoption.

In April 2010, the FASB issued ASU 2010-15, “Financial Services – Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments – a Consensus of the FASB Emerging Issues Task Force,” to provide guidance regarding accounting for investment funds determined to be VIE. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer’s evaluation of its controlling interest in a VIE, unless the separate account contract holder is a related party. The guidance is effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years, beginning after December 15, 2010.  The Company adopted ASU 2010-15 on January 1, 2011 and does not expect the adoption to have a significant impact to the Company’s consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.  Below is a summary of transactions with non-consolidated affiliates which are not included in these consolidated financial statements.

Reinsurance Related Agreements

As described in Note 7 of the Company’s consolidated financial statements, the Company has reinsurance agreements with Sun Life Assurance Company of Canada (“SLOC”) and SLHIC.  Reinsurance premiums with related parties are based on market rates.

Capital Transactions

On December 31, 2008, the Company received a capital contribution of $150.0 million from its parent, Sun Life U.S.  The $150.0 million cash contribution was recorded as additional paid-in capital and was made to ensure the Company continues to exceed certain capital requirements, as prescribed by the National Association of Insurance Commissioners (the “NAIC”).  The NAIC has established regulations that provide minimum capitalization requirements based on risk-based capital formulas for life insurance companies, which establishes capital requirements relating to insurance, business, asset and interest rate risks, including equity, interest rate and expense recovery risks associated with variable annuities that contain death benefits or certain living benefits.  The Company did not receive a capital contribution during the years ended December 31, 2010 and 2009.

Administrative Service Agreements and Other

The Company has agreements with Sun Life U.S. under which the Company receives, as requested, certain investment and administrative services on a cost-reimbursement basis.  Expenses under these agreements amounted to approximately $29.3 million, $31.8 million and $35.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

During the years ended December 31, 2010, 2009 and 2008, the Company paid $3.1 million, $4.2 million and $2.1 million, respectively, in distribution fees to Sun Life Financial Distributors, Inc.

During the years ended December 31, 2010, 2009 and 2008, the Company paid $2.4 million, $1.7 million and 1.6 million, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser.

As part of the SLHIC asset transfer, the Company acquired $31.3 million in certain intangible and other assets, subject to amortization.  These included the value of distribution acquired, VOBA and VOCRA.  As described in Note 1, the value of distribution acquired of $7.5 million is being amortized on a straight-line basis over its projected economic life of 25 years.  The amortization expense for the value of distribution acquired was $0.3 million for the each of the years ended December 31, 2010, 2009 and 2008.

VOBA of $7.6 million was subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, or approximately two years.  VOBA was fully amortized as of December 31, 2009.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the in-force business acquired, estimated as 20 years.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (continued)

Administrative Service Agreements and Other (continued)

The Company recorded amortization for VOBA and VOCRA for the years ended December 31 as follows:

	2010	2009	2008

VOBA	$-	$913	$782
VOCRA	1,327	4,063	4,627

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million, included in VOCRA amortization expense.  The impairment charge was allocated to the Group Protection segment.

As described in Note 8, the Company participates in a pension plan and other retirement plans sponsored by an affiliated company, Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”).

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS

fixed maturity securities

The amortized cost and fair value of fixed maturity securities held at December 31, 2010, were as follows:

			Gross
		Gross	Unrealized
	Amortized	Unrealized	Temporary	OTTI	Fair
Available-for-sale fixed maturity securities	Cost	Gains	Losses	Losses(1)	Value
Non-corporate securities:
Asset-backed securities	$-	$-	$-	$-	$-
Residential mortgage-backed securities	411	43	-	-	454
Commercial mortgage-backed securities	5,499	273	-	-	5,772
U.S. treasury and agency securities	446	60	-	-	506
Total non-corporate securities	6,356	376	-	-	6,732

Corporate securities	237,096	8,396	(1,677)	(3,603)	240,212

Total available-for-sale fixed maturity securities	$243,452	$8,772	$(1,677)	$(3,603)	$246,944

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Trading fixed maturity securities	Cost	Gains	Losses	Value
Non-corporate securities:
Asset-backed securities	$14,381	$98	$-	$14,479
Residential mortgage-backed securities	77,870	2,792	(929)	79,733
Commercial mortgage-backed securities	7,676	255	(46)	7,885
Foreign government and agency securities	19,011	473	-	19,484
U.S. treasury and agency securities	28,399	99	(626)	27,872
Total non-corporate securities	147,337	3,717	(1,601)	149,453

Corporate securities	1,378,945	48,816	(21,380)	1,406,381

Total trading fixed maturity securities	$1,526,282	$52,533	$(22,981)	$1,555,834

(1)	Represents the pre-tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income (loss) (“AOCI”) for assets still held at the reporting date.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

fixed maturity securities (continued)

The amortized cost and fair value of fixed maturity securities held at December 31, 2009, were as follows:

			Gross
		Gross	Unrealized
	Amortized	Unrealized	Temporary	OTTI	Fair
Available-for-sale fixed maturity securities	Cost	Gains	Losses	Losses(1)	Value
Non-corporate securities:
Residential mortgage-backed securities	$1,201	$50	$-	$-	$1,251
Commercial mortgage-backed securities	5,504	86	-	-	5,590
U.S. treasury and agency securities	3,115	84	-	-	3,199
Total non-corporate securities	9,820	220	-	-	10,040

Corporate securities	159,013	4,459	(5,344)	(4,010)	154,118

Total available-for-sale fixed maturity securities	$168,833	$4,679	$(5,344)	$(4,010)	$164,158

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Trading fixed maturity securities	Cost	Gains	Losses	Value
Non-corporate securities:
Asset-backed securities	$12,692	$128	$(175)	$12,645
Residential mortgage-backed securities	74,356	1,584	(2,218)	73,722
Commercial mortgage-backed securities	7,005	81	(676)	6,410
Foreign government and agency securities	4,018	355	-	4,373
U.S. treasury and agency securities	226,866	383	(2,350)	224,899
Total non-corporate securities	324,937	2,531	(5,419)	322,049

Corporate securities	1,085,838	34,385	(35,945)	1,084,278

Total trading fixed maturity securities	$1,410,775	$36,916	$(41,364)	$1,406,327

(1)      Represents the pre-tax non-credit OTTI loss recorded as a component of AOCI for assets still held at the reporting date.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

fixed maturity securities (continued)

The amortized cost and estimated fair value by maturity periods for fixed maturity securities held at December 31, 2010 are shown below.  Actual maturities may differ from contractual maturities on structured securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Maturities of available-for-sale fixed maturity securities:
Due in one year or less	$-	$-
Due after one year through five years	4,631	5,143
Due after five years through ten years	13,874	14,414
Due after ten years	219,037	221,161
Subtotal – Available-for-sale fixed maturity securities	237,542	240,718
ABS, RMBS and CMBS securities (1)	5,910	6,226
Total available-for-sale fixed maturity securities	$243,452	$246,944

Maturities of trading fixed maturity securities:
Due in one year or less	$66,124	$66,915
Due after one year through five years	844,029	869,063
Due after five years through ten years	226,657	235,682
Due after ten years	289,545	282,077
Subtotal – Trading fixed maturity securities	1,426,355	1,453,737
ABS, RMBS and CMBS securities (1)	99,927	102,097
Total trading fixed maturity securities	$1,526,282	$1,555,834
(1) ABS, RMBS and CMBS are shown separately in the table as these securities are not due at a single maturity.

Gross gains of $23.6 million, $3.9 million and $0.9 million, and gross losses of $4.0 million, $7.1 million and $20.3 million were realized on the sale of fixed maturity securities for the years ended December 31, 2010, 2009 and 2008, respectively.

Fixed maturity securities with an amortized cost of approximately $0.4 million at both December 31, 2010 and 2009, were on deposit with governmental authorities, as required by law.

As of December 31, 2010 and 2009, 98.2% and 95.9%, respectively, of the Company’s fixed maturity securities were investment grade.  Investment grade securities are those that are rated “BBB” or better by nationally recognized statistical rating organizations.  Securities that are not rated by a nationally recognized statistical rating organization are assigned ratings based on the Company's internally prepared credit evaluations.  During the years ended December 31, 2010, 2009 and 2008, the Company incurred realized losses totaling $0.2 million, $0.2 million and $11.3 million, respectively, for other-than-temporary impairment of value on its available-for-sale fixed maturity securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

fixed maturity securities (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity securities, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI.  The fair value and gross unrealized losses are aggregated by investment category, number of securities (not in thousands) and length of time that the individual securities had been in an unrealized loss position at December 31, 2010.

	Less than Twelve Months			Twelve Months or More			Total
	No.(1)	Fair Value	Gross Unrealized Losses	No.(1)	Fair Value	Gross Unrealized Losses	No.(1)	Fair Value	Gross Unrealized Losses

Corporate securities	31	$ 77,048	$ (2,046)	14	$ 27,947	$ (3,234)	45	$ 104,995	$ (5,280)
Total	31	$ 77,048	$ (2,046)	14	$ 27,947	$ (3,234)	45	$ 104,995	$ (5,280)

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity securities, which includes temporary unrealized losses and the portion of non-credit OTTI losses recognized in AOCI.  The fair value and gross unrealized losses are aggregated by investment category, number of securities (not in thousands) and length of time that the individual securities had been in an unrealized loss position at December 31, 2009.

	Less than Twelve Months			Twelve Months or More			Total
	No.(1)	Fair Value	Gross Unrealized Losses	No.(1)	Fair Value	Gross Unrealized Losses	No.(1)	Fair Value	Gross Unrealized Losses

Corporate securities	14	$ 21,466	$ (1,398)	31	$ 53,205	$ (7,956)	45	$ 74,671	$ (9,354)
Total	14	$ 21,466	$ (1,398)	31	$ 53,205	$ (7,956)	45	$ 74,671	$ (9,354)

(1)	These columns present the number of securities in an unrealized loss position at December 31, 2010 and 2009, and are not in thousands.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

other-than-temporary impairment

Beginning on April 1, 2009, the Company presents and discloses OTTI in accordance with FASB ASC Topic 320.  Securities whose fair value is less than their carrying amount are considered to be impaired and are evaluated for potential OTTI.  If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment based on the difference between the current carrying amount and fair value of the security.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories:  credit loss and non-credit loss.  The credit loss portion is charged to net realized investment gains (losses) in the consolidated statements of operations, while the non-credit loss is charged to other comprehensive income.  When an unrealized loss on an available-for-sale fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income and not in earnings.

To compute the credit loss component of OTTI for corporate bonds on the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.  For corporate bonds post-transition, the present value of future cash flows using the book yield is used to determine the credit component of OTTI.  If the present value of the cash flow is less than the security’s amortized cost, the difference is recorded as a credit loss.  The difference between the estimates of the credit related loss and the overall OTTI is the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $2.6 million was recorded to decrease accumulated other comprehensive income with a corresponding increase to retained earnings (accumulated deficit) for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired.  The Company utilizes a Credit Committee, comprised of investment and finance professionals, which meets at least quarterly to review individual issues or issuers that are of concern.  In determining whether a security is other-than-temporarily-impaired, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all impaired securities.

Discrete credit events, such as a ratings downgrade, also are used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List” – Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized loss on securities related to these issuers.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

other-than-temporary impairment (continued)

“Watch List” – Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s consolidated statements of operations for unrealized losses on securities related to these issuers.

“Impaired List” – This list includes securities that the Company has the intent to sell or more likely than not will be required to sell.  In addition, it includes those securities that management has concluded that the Company’s amortized cost will not be recovered due to expected delays or shortfalls in contractually specified cash flows.  For these investments, an OTTI charge is recorded or the security is sold and a realized loss is recorded as a charge to income.  Credit OTTI losses are recorded in the Company’s consolidated statement of operations and non-credit OTTI losses are recorded in other comprehensive income.

Structured securities, those rated single A or below in particular, are subject to certain provisions in FASB ASC Topic 325, “Investments–Other.”  These provisions require the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the fair value is less than the carrying amount and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on expected loss models, not incurred loss models.  Expected cash flows include assumptions about key systematic risks and loan-specific information.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

For securities that are assessed to have incurred a credit loss, the amount of credit loss is calculated based upon the cash flows that the Company expects to collect given an assessment of the relevant facts and circumstances for the issuer and specific bond issue.  Such factors include the financial condition, credit quality, and the near-term prospects of the issuer, as well as the issuer's relative liquidity, among other factors.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

other-than-temporary impairment (continued)

The Company recorded credit OTTI losses in its consolidated statement of operations totaling $0.2 million for the years ended December 31, 2010 and 2009, on its available-for-sale fixed maturity securities.  The OTTI credit-related losses recorded during the year ended December 31, 2010 were concentrated in the corporate debt of a foreign issuer.  The impairment was driven primarily by the adverse financial condition of the foreign issuer.  OTTI credit-related losses recorded during the year ended December 31, 2009 were concentrated in corporate debt of financial institutions.  These impairments were driven primarily by the adverse financial conditions of the issuers.

The following tables roll forward the amount of credit losses recognized in earnings on available-for-sale debt securities, for which a portion of the OTTI also was recognized in other comprehensive income:

Year Ended December 31, 2010

Beginning balance, at January 1, 2010	$2,425
Add: Credit losses on OTTI not previously recognized	150
Less: Credit losses on securities sold	(346)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(225)
Ending balance, at December 31, 2010	$2,004

Nine-month Period Ended December 31, 2009

Beginning balance, at April 1, 2009, prior to the adoption of FASB ASC Topic 320	$-
Add: Credit losses remaining in retained earnings (accumulated deficit) related to the adoption of FASB ASC Topic 320	7,316
Add: Credit losses on OTTI not previously recognized	181
Less: Credit losses on securities sold	(5,068)
Less: Credit losses on securities impaired due to intent to sell	-
Add: Credit losses on previously impaired securities	-
Less: Increases in cash flows expected on previously impaired securities	(4)
Ending balance, at December 31, 2009	$2,425

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

mortgage loans

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

The carrying value of mortgage loans, net of applicable allowances, was $176.5 million and $161.5 million at December 31, 2010 and 2009, respectively.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  The specific allowance for loan loss was $4.1 million and $1.0 million at December 31, 2010 and 2009, respectively.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $2.7 million and $1.8 million at December 31, 2010 and 2009, respectively.  While management believes that it uses the best information available to establish the allowance, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

The following tables set forth the distribution of the Company’s mortgage loans by credit quality and the allowance for loan loss at December 31:

	Gross Carrying Value
	2010	2009

Past due:
Between 30 and 59 days	$-	$500
Between 60 and 89 days	6,776	1,426
90 days or more	-	-
Total past due	6,776	1,926
Current (1)	176,519	162,382
Balance, at December 31	$183,295	$164,308
Past due more than 90 days with total accrued interest	$-	$-

	Allowance for Loan Loss
	2010	2009

General allowance	$2,712	$1,800
Specific allowance	4,065	1,010
Total	$6,777	$2,810

(1) Included in the $176.5 million and $162.4 million of the Company’s mortgage loans in current status at December 31, 2010 and 2009, are $5.0 million and $4.1 million, respectively, of mortgage loans that are impaired but not past due.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

mortgage loans (continued)

The Company individually evaluates all its mortgage loans for impairment and records a specific provision for those deemed impaired.  The Company also collectively evaluates most of its mortgage loans (excluding those for which a specific allowance was recorded) for impairment.  At December 31, 2010, the Company individually and collectively evaluated loans with a gross carrying value of $183.3 million and $173.8 million, respectively.

The credit quality indicator for the Company’s mortgage loans is an internal risk rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the gross carrying value of the Company’s mortgage loans disaggregated by credit quality indicator at December 31, 2010.

2010
Insured	$ -
High	35,111
Standard	83,425
Satisfactory	20,183
Low quality	44,576
Total	$ 183,295

The following table shows the gross carrying value of impaired mortgage loans and related allowances at December 31, 2010:

	With no allowance recorded	With an allowance recorded	Total
Gross carrying value	$ 2,253	$ 9,482	$ 11,735
Unpaid principal balance	2,252	9,598	11,850
Related allowance	-	4,065	4,065
Average recorded investment	2,257	5,423	7,680
Interest income recognized	$ 147	$ -	$ 147

Included in the $11.7 million and $5.6 million of impaired mortgage loans at December 31, 2010 and 2009, are $2.3 million and $2.3 million, respectively, of impaired loans that did not have an allowance for loan loss because the fair value of the collateral or the expected future cash flows exceed the carrying value of the loans.

The average investment in impaired mortgage loans before an allowance for loan loss, the related interest income and cash receipts for interest on impaired mortgage loans were as follows, for the years ended December 31:

	2010	2009	2008

Average investment	$7,680	$2,779	$-
Interest income	$147	$14	$-
Cash receipts on interest	$147	$14	$-

The gross carrying value of the Company’s mortgage loans on nonaccrual status was $9.5 million at December 31, 2010.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

The activity in the allowance for mortgage loan loss was as follows:

	2010	2009	2008

Balance at January 1	$2,810	$-	$236
Provisions for allowance	5,090	2,810	-
Charge-offs	(939)	-	-
Recoveries	(184)	-	(236)
Balance at December 31	$6,777	$2,810	$-

Mortgage loans comprised the following property types and geographic regions at December 31:

Property type:	2010	2009
Office building	$46,121	$46,302
Retail	79,585	66,995
Industrial/warehouse	33,875	30,088
Other	23,714	20,923
Allowance for loan loss	(6,777)	(2,810)

Total	$176,518	$161,498

Geographic region:	2010	2009
California	$11,487	$10,269
Colorado	9,020	9,422
Florida	13,269	14,775
Georgia	7,297	7,746
Indiana	6,083	6,482
Maryland	8,709	9,156
New York	22,229	15,826
Ohio	17,449	12,442
Pennsylvania	9,772	8,157
Texas	27,424	27,613
Other (1)	50,556	42,420
Allowance for loan loss	(6,777)	(2,810)
Total	$176,518	$161,498

(1)	Includes the combined subtotal of states in which the value of the Company’s mortgage loans were below $7 million at December 31, 2010 and 2009, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

mortgage loans (continued)

At December 31, 2010, scheduled mortgage loan maturities were as follows:

2011	$5,886
2012	2,766
2013	26,879
2014	12,527
2015	27,806
Thereafter	103,366
General allowance	(2,712)
Total	$176,518

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties, and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future.  The outstanding funding commitments for these mortgages amount to $0.6 million at December 31, 2010.  The Company had no funding commitments on mortgage loans at December 31, 2009.

securities lending

The Company had participated in a securities lending program to generate additional income, whereby certain fixed maturity securities were loaned for a specified period of time from the Company’s portfolio to qualifying third parties, via a lending agent.  Borrowers of these securities provided collateral of 102% of the market value of the loaned securities.  The Company generally accepted cash as the only form of collateral.  Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. As of December 31, 2009, the Company no longer participated in a securities lending program.

The Company earned income from the reinvestment of the cash collateral.  The Company recorded pre-tax income, net of lending fees, of less than $0.1 million and $0.2 million for the years ended December 31, 2009 and 2008, respectively, which was included in net investment income (loss) in the Company’s consolidated statements of operations.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

3. INVESTMENTS (continued)

derivative instruments

The Company performs a quarterly analysis of its new contracts, agreements and financial instruments for embedded derivatives. No embedded derivatives require bifurcation from financial assets.  However, the Company issues certain annuity contracts and enters into reinsurance agreements that contain derivative instruments that are embedded in these contracts.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or reinsurance agreement) and is carried at fair value.  See Note 7 for further information regarding derivatives embedded in reinsurance contracts; see Note 11 for further information regarding derivatives embedded in annuity contracts.

Embedded derivatives related to reinsurance agreements and annuity contracts are carried at fair value in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  At December 31, 2010 and 2009, the fair value of the Company’s embedded derivatives increased (decreased) contractholder deposit funds and other policy liabilities as follows:

	2010	2009
Embedded in reinsurance contracts	$3,167	$(686)
Embedded in annuity contracts	(2,896)	13,638

For the years ended December 2010, 2009 and 2008, net gains (losses) for these embedded derivatives were $12.6 million, $22.7 million and $(32.1) million, respectively.

4. FAIR VALUE MEASUREMENT

On January 1, 2008, the Company adopted FASB ASC Topic 820, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

On April 1, 2009, the FASB issued additional guidance on estimating fair value when the volume and level of activity for the asset or liability have significantly decreased, as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The Company reviewed its pricing sources and methodologies and has concluded that its various pricing sources and methodologies are in compliance with this guidance.  During the year ended December 31, 2010, there were no changes to these valuation techniques and the related inputs.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

Financial assets and liabilities recorded at fair value in the Company’s consolidated balance sheets are categorized as follows:

Level 1

•	Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, and investments in publicly-traded mutual funds with quoted market prices.

Level 2

•	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets,

b)	Quoted prices for identical or similar assets or liabilities in non-active markets,

c)	Inputs other than quoted market prices that are observable, and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the Government, municipal bonds, structured notes and certain ABS, RMBS, CMBS, certain corporate debt, certain private equity investments, and derivatives embedded in reinsurance contracts.

Level 3

•
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, CMBS, certain corporate debt, certain private equity investments, certain mutual fund holdings and derivatives embedded in annuity contracts.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy

The following table presents the Company's categories for its assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$-	$-	$-
Residential mortgage-backed securities	-	454	-	454
Commercial mortgage-backed securities	-	5,772	-	5,772
Foreign government & agency securities	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-
U.S. treasury and agency securities	506	-	-	506
Corporate securities	-	239,686	526	240,212
Total available-for-sale fixed maturity securities	506	245,912	526	246,944

Trading fixed maturity securities:
Asset-backed securities	-	14,479	-	14,479
Residential mortgage-backed securities	-	79,733	-	79,733
Commercial mortgage-backed securities	-	7,885	-	7,885
Foreign government & agency securities	-	19,484	-	19,484
U.S. states and political subdivisions securities	-	-	-	-
U.S. treasury and agency securities	19,289	8,583	-	27,872
Corporate securities	-	1,399,520	6,861	1,406,381
Total trading fixed maturity securities	19,289	1,529,684	6,861	1,555,834

Other invested assets	1,091	3,822	2,897	7,810
Short-term investments	18,994	-	-	18,994
Cash and cash equivalents	72,978	-	-	72,978
Total investments and cash	112,858	1,779,418	10,284	1,902,560

Separate account assets:
Mutual fund investments	1,248,015	-	-	1,248,015
Equity investments	-	-	-	-
Fixed income investments	-	-	-	-
Alternative investments	1	-	18,564	18,565
Other investments	-	-	-	-
Total separate account assets (1) (2)	1,248,016	-	18,564	1,266,580

Total assets measured at fair value on a recurring basis	$1,360,874	$1,779,418	$28,848	$3,169,140

(1)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.
(2)	Excludes $1.1 million, primarily related to investments purchased payable, net of investments sold receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy (continued)

The following table presents the Company's categories for its liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$(1,789)	$(1,789)
Guaranteed minimum accumulation benefit liability	-	-	(1,107)	(1,107)
Derivatives embedded in reinsurance contracts	-	3,167	-	3,167
Total other policy liabilities	-	3,167	(2,896)	271

Other liabilities:
Bank overdrafts	16,066	-	-	16,066

Total liabilities measured at fair value on a recurring basis	$16,066	$3,167	$(2,896)	$16,337

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

The following table presents the Company's categories for its assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$-	$-	$-
Residential mortgage-backed securities	-	1,251	-	1,251
Commercial mortgage-backed securities	-	5,590	-	5,590
Foreign government & agency securities	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-
U.S. treasury and agency securities	3,199	-	-	3,199
Corporate securities	-	151,320	2,798	154,118
Total available-for-sale fixed maturity securities	3,199	158,161	2,798	164,158

Trading fixed maturity securities:
Asset-backed securities	-	2,820	9,825	12,645
Residential mortgage-backed securities	-	73,722	-	73,722
Commercial mortgage-backed securities	-	6,410	-	6,410
Foreign government & agency securities	-	4,373	-	4,373
U.S. states and political subdivisions securities	-	-	-	-
U.S. treasury and agency securities	216,615	8,284	-	224,899
Corporate securities	-	1,066,243	18,035	1,084,278
Total trading fixed maturity securities	216,615	1,161,852	27,860	1,406,327

Other invested assets	468	23	-	491
Short-term investments	58,991	-	-	58,991
Cash and cash equivalents	175,322	-	-	175,322
Total investments and cash	454,595	1,320,036	30,658	1,805,289

Other assets:
Separate account assets (1) (2)	983,228	-	7,641	990,869

Total assets measured at fair value on a recurring basis	$1,437,823	$1,320,036	$38,299	$2,796,158

(1)	Pursuant to the conditions set forth in FASB ASC Topic 944, the value of separate account liabilities is set to equal the fair value of the separate account assets.
(2)	Excludes $0.9 million, primarily related to investments purchased payable, net of investments sold receivable, that are not subject to FASB ASC Topic 820.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy (continued)

The following table presents the Company's categories for its liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$-	$-	$6,570	$6,570
Guaranteed minimum accumulation benefit liability	-	-	7,068	7,068
Derivatives embedded in reinsurance contracts	-	(686)	-	(686)
Total other policy liabilities	-	(686)	13,638	12,952

Other liabilities:
Bank overdrafts	8,479	-	-	8,479

Total liabilities measured at fair value on a recurring basis	$8,479	$(686)	$13,638	$21,431

Assets Measured at Fair Value on a Nonrecurring Basis

The following table presents the Company’s categories for its assets measured at fair value on a nonrecurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total Fair Value	Total Gains (Losses)
Asset
VOCRA	$-	$-	$5,766	$5,766	$(2,600)

At December 31, 2009, the Company determined that the VOCRA asset was impaired and recorded an impairment charge of $2.6 million.  The impairment charge was allocated to the Group Protection segment.  The fair value of VOCRA was calculated as the sum of the undiscounted cash flows the Company expects to realize, based on the segment’s anticipated long-term profit margins.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

Fair Value Hierarchy (continued)

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments that are measured at fair value on a recurring basis are summarized below:

Fixed maturity securities:  The Company determines the fair value of its publicly traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model or independent broker quotations.  ABS and RMBS are priced using models and independent broker quotations.  CMBS securities are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using models which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturity securities are also priced using market prices or broker quotes.

Other invested assets:  This financial instrument primarily consists of equity securities. The fair value of the Company’s equity securities is first based on quoted market prices.  Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Cash, cash equivalents and short-term investments:  The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Separate accounts, assets and liabilities:  The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Other policy liabilities:  The fair values of S&P 500 Index and other equity-linked embedded derivatives are produced using standard derivative valuation techniques.  GMAB or GMWB are considered to be derivatives under FASB ASC Topic 815 and are included in contractholder deposit funds and other policy liabilities in the Company’s consolidated balance sheets.  Consistent with the provisions of FASB ASC Topic 820, the Company incorporates risk margins and the Company’s own credit standing, as well as changes in assumptions regarding policyholder behavior, in the calculation of the fair value of embedded derivatives.

Other liabilities:  This financial instrument consists of issued checks and transmitted wires that have not been cashed and processed in the Company’s bank accounts as of the end of the reporting period.  The fair value of other liabilities is consistent with the method used in calculating the fair value of cash and cash equivalents, as described above.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2010:

Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, sales and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance		Change in unrealized gains (losses) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities:
Asset-backed securities	$-	$-	$-	$-	$-		$-	$-
Residential mortgage-backed securities	-	-	-	-	-		-	-
Commercial mortgage-backed securities	-	-	-	-	-		-	-
Foreign government & agency securities	-	-	-	-	-		-	-
U.S. States and political subdivisions securities	-	-	-	-	-		-	-
U.S. treasury and agency securities	-	-	-	-	-		-	-
Corporate securities	2,798	(22)	-	(2,250)	-		526	-
Total available-for-sale fixed maturity securities	2,798	(22)	-	(2,250)	-		526	-

Trading fixed maturity securities:
Asset-backed securities	9,825	175	-	(10,000)	-		-	-
Residential mortgage-backed securities	-	-	-	-	-		-	-
Commercial mortgage-backed securities	-	-	-	-	-		-	-
Foreign government & agency securities	-	-	-	-	-		-	-
U.S. states and political subdivisions securities	-	-	-	-	-		-	-
U.S. treasury and agency securities	-	-	-	-	-		-	-
Corporate securities	18,035	293	-	(2,773)	(8,694)		6,861	280
Total trading fixed maturity securities	27,860	468	-	(12,773)	(8,694)		6,861	280

Other invested assets	-	(25)	300	2,622	-		2,897	(25)
Cash and cash equivalents	-	-	-	-	-	*	-	-
Total investments and cash	30,658	421	300	(12,401)	(8,694)		10,284	255

Separate account assets:
Mutual fund investments	-	-	-	-	-		-	-
Equity investments	-	-	-	-	-		-	-
Fixed income investments	-	-	-	-	-		-	-
Alternative investments	7,641	232	-	10,691	-		18,564	260
Other investments	-	-	-	-	-		-	-
Total separate account assets (1)	7,641	232	-	10,691	-		18,564	260

Total assets measured at fair value on a recurring basis	$38,299	$653	$300	$(1,710)	$(8,694)		$28,848	$515

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of Level 3 during the year ended December 31, 2010 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2010:

	Beginning balance	Total realized and unrealized (gains)		Purchases, issuances, sales and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Liabilities
Other policy liabilities:
Guaranteed minimum withdrawal benefit liability	$6,570	$(17,092)	$-	$8,733	$-	$(1,789)	$(16,799)
Guaranteed minimum accumulation benefit liability	7,068	(11,155)	-	2,980	-	(1,107)	(10,938)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Total other policy liabilities	13,638	(28,247)	-	11,713	-	(2,896)	(27,737)

Other liabilities:
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$13,638	$(28,247)	$-	$11,713	$-	$(2,896)	$(27,737)

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2010, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains related to assets and liabilities still held at the reporting date
Net investment income	$443	$255
Net derivative income	28,247	27,737
Net realized investment losses, excluding impairment losses on available-for-sale securities	(22)	-
Net income	$28,668	$27,992

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for assets which are categorized as Level 3 for the year ended December 31, 2009:

Assets	Beginning balance	Total realized and unrealized gains (losses)		Purchases, issuances, sales and settlements (net)	Transfers in and/or (out) of level 3 (2)	Ending balance	Change in unrealized gains included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Available-for-sale fixed maturity securities
Asset-backed securities	$-	$-	$-	$-	$-	$-	$-
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. States and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	2,374	(123)	720	(173)	-	2,798	-
Total available-for-sale fixed maturity securities	2,374	(123)	720	(173)	-	2,798	-

Trading fixed maturity securities
Asset-backed securities	8,500	1,325	-	-	-	9,825	1,325
Residential mortgage-backed securities	-	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-	-
Corporate securities	10,752	4,408	-	(218)	3,093	18,035	5,855
Total trading fixed maturity securities	19,252	5,733	-	(218)	3,093	27,860	7,180

Other invested assets	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Total investments and cash	21,626	5,610	720	(391)	3,093	30,658	7,180

Other assets
Separate account assets (1)	4,970	22	-	2,649	-	7,641	312

Total assets measured at fair value on a recurring basis	$26,596	$5,632	$720	$2,258	$3,093	$38,299	$7,492

(1)
The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(2)	Transfers in and/or (out) of Level 3 during the year ended December 31, 2009 are primarily attributable to changes in the observability of inputs used to price the securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

The following table shows a reconciliation of the beginning and ending balances for liabilities which are categorized as Level 3 for the year ended December 31, 2009:

	Beginning balance	Total realized and unrealized (gains)		Purchases, issuances, sales and settlements (net)	Transfers in and/or (out) of level 3	Ending balance	Change in unrealized (gains) included in earnings relating to instruments still held at the reporting date
		Included in earnings	Included in other comprehensive income
Liabilities
Other policy liabilities
Guaranteed minimum withdrawal benefit liability	$10,555	$(7,429)	$-	$3,444	$-	$6,570	$(7,022)
Guaranteed minimum accumulation benefit liability	37,096	(32,649)	-	2,621	-	7,068	(31,933)
Derivatives embedded in reinsurance contracts	-	-	-	-	-	-	-
Total other policy liabilities	47,651	(40,078)	-	6,065	-	13,638	(38,955)

Other liabilities
Bank overdrafts	-	-	-	-	-	-	-

Total liabilities measured at fair value on a recurring basis	$47,651	$(40,078)	$-	$6,065	$-	$13,638	$(38,955)

Gains and losses related to Level 3 assets and liabilities, included in the Company’s consolidated statements of operations for the year ended December 31, 2009, are reported as follows:

	Total gains (losses) included in earnings	Change in unrealized gains related to assets and liabilities still held at the reporting date
Net investment income	$5,733	$7,180
Net derivative income	40,078	38,955
Net realized investment losses, excluding impairment losses on available-for-sale securities	(123)	-
Net income	$45,688	$46,135

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

The Company determines transfers between levels based on the fair value of each security as of the beginning of the reporting period.

During the year ended December 31, 2010, the Company transferred the following assets into (out of) Levels 1, 2 and 3:

	Level 1 Transfers		Level 2 Transfers		Level 3 Transfers
	Into	(Out of)	Into	(Out of)	Into	(Out of)
Assets
Available-for-sale fixed maturity securities:
Asset-backed securities	$ -	$ -	$ -	$ -	$ -	$ -
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Corporate securities	-	-	-	-	-	-
Total available-for-sale fixed maturity securities	-	-	-	-	-	-

Trading fixed maturity securities:	-	-	-	-	-	-
Asset-backed securities	-	-	-	-	-	-
Residential mortgage-backed securities	-	-	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-	-	-
Foreign government & agency securities	-	-	-	-	-	-
U.S. states and political subdivisions securities	-	-	-	-	-	-
U.S. treasury and agency securities	-	-	-	-	-	-
Corporate securities	-	-	9,873	(1,179)	1,179	(9,873)
Total trading fixed maturity securities	-	-	9,873	(1,179)	1,179	(9,873)

Separate account assets:	-	-	-	-	-	-
Mutual fund investments	-	-	-	-	-	-
Equity investments	-	-	-	-	-	-
Fixed income investments	-	-	-	-	-	-
Alternative investments	-	-	-	-	-	-
Other investments	-	-	-	-	-	-
Total separate account assets	-	-	-	-	-	-

Total assets measured at fair value on a recurring basis	$ -	$ -	$ 9,873	$ (1,179)	$ 1,179	$ (9,873)

The Company did not change the categorization of its financial instruments during the year ended December 31, 2010.  The transfers into (out of) Level 2 and Level 3 were primarily due to changes in the level of observability of inputs used to price these securities.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

4. FAIR VALUE MEASUREMENT (continued)

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825 “Financial Instruments” requires disclosure of the fair value of certain financial instruments including those that are not carried at fair value.  FASB ASC Topic 825 also excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the Company’s financial instruments whose carrying amounts and estimated fair values may differ, at December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Mortgage loans	$ 176,518	$ 187,286	$ 161,498	$ 165,732
Policy loans	1,217	1,454	270	309

Financial liabilities:
Contractholder deposit funds and other policy liabilities	1,436,427	1,414,983	1,490,219	1,458,243

The following methods and assumptions were used by the Company in determining the estimated fair value of the above financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Mortgage loans:  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans:  The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Contractholder deposit funds and other policy liabilities:  The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (e.g., insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

5. NET REALIZED INVESTMENT GAINS (LOSSES)

The Company’s net realized investment gains (losses) on available-for-sale fixed maturity securities and other investments, excluding OTTI losses on fixed maturity securities, consisted of the following for the years ended December 31:

	2010	2009	2008

Fixed maturity securities	$5,795	$(26)	$86
Mortgage loans	(4,906)	(2,810)	236
Other invested assets	(287)	17	18
Sales of previously impaired assets	225	4	-
Net realized investment gains (losses)	$827	$(2,815)	$340

6. NET INVESTMENT INCOME (LOSS)

The Company’s net investment income (loss) consisted of the following for the years ended December 31:

	2010	2009	2008

Trading fixed maturity securities: Interest and other income	$73,470	$64,161	$68,096
Change in fair value and net realized gains (losses)	47,634	163,522	(185,548)
Mortgage loans	10,679	10,536	10,712
Ceded under reinsurance agreements	(10,800)	(3,682)	(4,451)
Other	(463)	408	285
Gross investment income (loss)	120,520	234,945	(110,906)
Less: Investment expenses	2,382	1,729	1,602
Net investment income (loss)	$118,138	$233,216	$(112,508)

Ceded investment income on funds-withheld reinsurance portfolios is included as a component of net investment income and is accounted for consistent with the policies discussed in Note 1 of the Company’s consolidated financial statements.  The ceded investment income relates to the funds-withheld reinsurance agreement between the Company and SLOC and is further discussed in Note 7 of the Company’s consolidated financial statements.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

7. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to its policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.

The effects of the Company’s reinsurance agreements in the consolidated statements of operations were as follows:

	For the Years Ended December 31,
	2010	2009	2008

Premiums and annuity considerations:
Direct	$78,189	$71,971	$51,585
Assumed	47,616	52,856	63,365
Ceded	(6,310)	(4,955)	(3,879)
Net premiums and annuity considerations	$119,495	$119,872	$111,071

Net investment income (loss):
Direct	$128,938	$236,898	$(108,058)
Assumed	-	-	-
Ceded	(10,800)	(3,682)	(4,450)
Net investment income (loss)	$118,138	$233,216	$(112,508)

Fee and other income:
Direct	$43,402	$29,486	$27,074
Assumed	-	-	-
Ceded	(23,969)	(24,383)	(17,393)
Net fee and other income	$19,433	$5,103	$9,681

Interest credited:
Direct	$62,367	$51,344	$48,063
Assumed	92	24	-
Ceded	(4,535)	(3,513)	(2,934)
Net interest credited	$57,924	$47,855	$45,129

Policyowner benefits:
Direct	$76,776	$58,962	$42,599
Assumed	26,189	38,313	42,662
Ceded	(25,375)	(19,044)	(4,472)
Net policyowner benefits	$77,590	$78,231	$80,789

Other operating expenses:
Direct	$45,167	$46,365	$47,728
Assumed	4,958	5,983	6,104
Ceded	(9,732)	(9,235)	(8,991)
Net other operating expenses	$40,393	$43,113	$44,841

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

7. REINSURANCE (continued)

A brief discussion on the Company’s significant reinsurance agreements in the Individual and Group Protection segments follows.  Refer to Note 14 for additional information on the Company’s business segments.

Individual Protection Segment

The Company has a funds-withheld reinsurance agreement with SLOC, under which SLOC funds a portion of the statutory reserves required by New York Regulation 147, which is substantially similar to Actuarial Guideline 38 (“AXXX reserves”), as adopted by the NAIC, attributable to certain individual universal life (“UL”) policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, the risk associated with these UL policies.

Pursuant to this agreement, the Company held the following assets and liabilities at December 31:

	2010	2009
Assets Reinsurance receivable	$133,088	$103,802

Liabilities Contractholder deposit funds and other policy liabilities	104,795	84,606
Future contract and policy benefits	21,662	10,518
Reinsurance payable	225,387	182,000

Reinsurance payable includes a funds-withheld liability of $172.8 million and $128.4 million at December 31, 2010 and 2009, respectively; and a deferred gain of $52.6 million and $50.3 million at December 31, 2010 and 2009, respectively.  The funds-withheld assets comprised of trading fixed maturity securities and mortgage loans are being managed by the Company.  The funds-withheld coinsurance agreement gives rise to an embedded derivative which is required to be separated from the host reinsurance contract.  The fair value of the embedded derivative increased (decreased) contractholder deposit funds and other policy liabilities by $3.2 million and $(0.7) million at December 31, 2010 and 2009, respectively.

The change in the fair value of this embedded derivative (decreased) increased derivative income by $(3.9) million, $(11.3) million, and $12.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.  In addition, the activities related to the reinsurance agreement have decreased revenues by $31.0 million, $29.0 million and $9.7 million, and decreased expenses by $28.0 million, $20.9 million and $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

7. REINSURANCE (continued)

Group Protection Segment

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly- renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.7 million per claim for group life contracts and $0.3 million per claim for group accidental death and dismemberment contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims for amounts in excess of $2.0 million per claim for stop loss contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $10 thousand per claim per month for long-term disability contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The SLHIC asset transfer includes a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements have allowed the Company to expand its product offerings to include group dental insurance.

Pursuant to this agreement, the Group Protection segment held policyholder liabilities of $28.6 million and $30.3 million at December 31, 2010 and 2009, respectively.  In addition, the activities related to the reinsurance agreement have increased revenues in the Group Protection Segment by $47.6 million, $52.9 million and $63.4 million for the years ended December 31, 2010, 2009 and 2008, respectively, and have increased expenses by $31.2 million, $44.3 million and $49.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

8. RETIREMENT PLANS

Effective as of the close of business on December 31, 2009, the sponsorship of the Company’s retirement plans was changed from Sun Life U.S. to Sun Life Services.  The change in sponsorship did not materially change the provisions of the related retirement plans.

Pension Plan

The Company participates in a non-contributory defined benefit pension plan (the “Pension Plan”) that is sponsored by Sun Life Services, which is directly liable for the related obligations.  Benefits under the Pension Plan are based on years of service and employees’ average compensation.  Since January 1, 2006, the plan no longer allows new participants from joining the Pension Plan.  The Company is allocated a portion of the Pension Plan’s expenses, or allocated a credit if expected return on plan assets exceeds the Pension Plan’s expenses.  The Company had allocated expenses (credits) of $0.2 million, $0.4 million and $(0.3) million for the years ended December 31, 2010, 2009 and 2008, respectively.

Savings and Investment Plans

The Company participates in a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) sponsored by Sun Life Services, for which substantially all employees of at least age 21 are eligible to participate at date of hire.  Employer contributions are matched up to a specified amount of the employee’s contributions to the 401(k) Plan.  The Company is allocated a portion of 401(k) Plan expenses incurred by Sun Life U.S.  The allocated expenses were $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The savings and investment plans also include a retirement investment account (“RIA”) that qualifies under Section 401(a) of the Internal Revenue Code.  Additional information on the RIA can be found in Note 9 in the 2010 Form 10-K of Sun Life U.S.  A portion of the RIA expenses incurred by Sun Life U.S. is allocated to the Company.  The allocated expenses were $0.7 million, $0.5 million and $0.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life Services that provides certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age-plus-service condition.  Life insurance benefits are generally set at a fixed amount.  The Company is allocated a portion of the post-retirement benefit plan expenses incurred by Sun Life U.S.  The allocated expenses were $0.2 million, $0.2 million and $0.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. FEDERAL INCOME TAXES

The Company accounts for current and deferred income taxes in the manner prescribed by FASB ASC Topic 740.  A summary of the components of income tax expense (benefit) in the consolidated statements of operations for the years ended December 31 is as follows:

	2010	2009	2008
Income tax expense (benefit):
Current	$9,571	$23,394	$(24,810)
Deferred	(8,928)	6,256	(15,318)

Total federal income tax expense (benefit)	$643	$29,650	$(40,128)

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%.  The following is a summary of the differences between the expected income tax expense (benefit) at the prescribed U.S. federal statutory income tax rate and the total amount of income tax expense (benefit) the Company has recorded:

	2010	2009	2008

Expected federal income tax expense (benefit)	$1,510	$35,407	$(56,396)
Prior year adjustments	(190)	(141)	(155)
Separate account dividend received deduction	(702)	(563)	(563)
Valuation allowance – capital losses	-	(5,080)	5,080
Goodwill impairment	-	-	11,878
Adjustment to tax contingency reserves	-	-	22
Other items	25	27	6

Total income tax expense (benefit)	$643	$29,650	$(40,128)

The net deferred tax asset represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s net deferred tax asset as of December 31 were as follows:

	2010	2009

Deferred tax assets:
Actuarial liabilities	$17,679	$41,597
Tax loss carryforwards	4,580	8,453
Goodwill and other intangibles	11,290	12,323
Other	21,960	4,994
Gross deferred tax assets	55,509	67,367
Valuation allowance	-	-
Total deferred tax assets	55,509	67,367

Deferred tax liabilities:
Deferred policy acquisition costs	(27,314)	(51,982)
Other	(16,138)	(9,555)
Total deferred tax liabilities	(43,452)	(61,537)

Net deferred tax asset	$12,057	$5,830

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. FEDERAL INCOME TAXES (continued)

Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company’s net deferred tax asset at December 31, 2010 and 2009 was comprised of gross deferred tax assets and gross deferred tax liabilities.  The gross deferred tax asset was primarily related to unrealized investment security losses, actuarial liabilities, and a capital loss carryforward generated in 2010 and 2009.  At December 31, 2010, the Company had $13.1 million of capital loss carryforward.  If unutilized, the capital loss carryforward will expire in 2014.  The Company’s net deferred tax asset was $12.1 million and $5.8 million at December 31, 2010 and 2009, respectively.

The Company performs the required recoverability (realizability) test in terms of its ability to realize its recorded net deferred tax asset.  In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.  In projecting future taxable income and sources of capital gains, the Company utilizes historical and current operating results and incorporates assumptions including the amount of future federal and state pre-tax operating income, the reversal of temporary differences, and the implementation of prudent and feasible tax planning strategies.

During the year ended December 31, 2010, no valuation allowance was recorded against the deferred tax asset for investment losses.  During the year ended December 31, 2009, the Company released the cumulative recorded valuation allowance of $5.1 million that was initially established in 2008.  The Company believes that it is more likely than not that the deferred tax asset related to the impairment losses will be realized due to tax planning strategies executed during the year related to certain mortgage-backed securities, the Company’s intent and ability to hold the related investment securities to maturity, and other tax planning strategies.  For the remaining unrealized losses, the Company believes that it is more likely than not that the related deferred tax asset will be realized due to the Company’s intent and ability to hold the related investment securities to recovery of amortized cost.

ASC Topic 740 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

The asset for unrecognized tax benefits (“UTBs”) related to permanent and temporary tax adjustments, exclusive of interest, was $2.2 million and $2.2 million at December 31, 2009 and 2008, respectively.  There was no asset or liability for UTBs at December 31, 2010.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

9. FEDERAL INCOME TAXES (continued)

The net (decrease) increase in the tax asset (liability) for UTBs of $(2.2) million, $(24) thousand and $4.7 million in the years ended December 31, 2010, 2009 and 2008, respectively, resulted from the following:

	2010	2009	2008
Asset (liability) balance at January 1,	$2,225	$2,249	$(2,520)
Gross increases related to tax positions in prior years	-	-	(22)
Gross decreases related to tax positions in prior years	-	(24)	4,791
Settlements	146	-	-
Close of tax examinations/statutes of limitations	(2,371)	-	-

Asset balance at December 31,	$-	$2,225	$2,249

The Company has elected to recognize interest and penalties accrued related to UTBs in interest income or expense, included in other operating expenses.  During the years ended December 31, 2009 and 2008, the Company recognized gross interest income related to UTBs of $125 thousand and $0.6 million, respectively.  During 2010, the Company recognized interest expense related to UTBs of $415 thousand.  The Company had approximately $0.6 million of interest benefit accrued at December 31, 2009.  The Company had no accrued interest at December 31, 2010.  The Company has not accrued any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2007.  In August 2006, the Internal Revenue Service (“IRS”) issued a Revenue Agent’s Report for the Company’s 2001 and 2002 tax years.  The Company disagreed with some of the proposed adjustments, and the case was assigned to the Appeals Division of the IRS.  A settlement was reached and formally approved by the Company on January 11, 2010.  The effects of the settlement are in line with previous expectations and have no material impact on the Company’s consolidated financial statements.

While the final outcome of future tax examinations is not determinable, the Company does not believe that any adjustments would be material to its results of operations or financial position. The statute of limitations has expired for tax years prior to 2007.  The Company is not currently under audit.

The Company will file a consolidated federal income tax return with Sun Life Assurance Company of Canada – U.S. Operations Holdings, Inc. (“SLC – U.S. Ops Holdings”) for the year ended December 31, 2010, as the Company did for the years ended December 31, 2009 and 2008.

The Company makes or receives payments under certain tax sharing agreements with SLC – U.S. Ops Holdings.  Under these agreements, such payments are determined based on the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC – U.S. Ops Holdings’ consolidated group’s overall taxable position.  Under the terms of the tax sharing agreements, deferred tax assets for tax attributes are realized by the Company when the tax attributes are utilized by the consolidated group.  The Company received income tax refunds of $4.8 million for the year ended December 31, 2010 and made income tax payments of $14.4 million and $20.0 million for the years ended December 31, 2009 and 2008, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s group life, group disability insurance, group dental and group stop loss products is summarized below:

	2010	2009	2008

Balance at January 1	$72,953	$71,316	$74,878
Less: reinsurance recoverable	(5,710)	(5,347)	(5,921)
Net balance at January 1	67,243	65,969	68,957
Incurred related to:
Current year	83,384	86,905	79,725
Prior years	(1,823)	(5,817)	(6,557)
Total incurred	81,561	81,088	73,168
Paid losses related to:
Current year	(54,312)	(58,598)	(53,615)
Prior years	(25,627)	(21,216)	(22,541)
Total paid	(79,939)	(79,814)	(76,156)

Balance at December 31	76,181	72,953	71,316
Less: reinsurance recoverable	(7,316)	(5,710)	(5,347)
Net balance at December 31	$68,865	$67,243	$65,969

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are made. As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million, $5.8 million and $6.6 million in 2010, 2009 and 2008, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

11. LIABILITIES FOR CONTRACT GUARANTEES

The Company offers various guarantees to certain policyholders, including a return of no less than (a) total deposits made on the contract, adjusted for any customer withdrawals, (b) total deposits made on the contract, adjusted for any customer withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date, minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2010:

Benefit Type	Account Balance	Net Amount at Risk (1)	Average Attained Age
Minimum Death	$1,301,161	$39,907	63.8
Minimum Accumulation or Withdrawal	$896,646	$7,858	62.0

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2009:

Benefit Type	Account Balance	Net Amount at Risk (1)	Average Attained Age
Minimum Death	$1,057,522	$85,168	63.9
Minimum Accumulation or Withdrawal	$636,830	$24,110	62.0

 (1) Net amount at risk represents the difference between the guaranteed benefit and the account balance.

The following roll-forward summarizes the change in reserve for the GMDBs for the years ended December 31:

	2010	2009
Balance at January 1	$1,649	$5,620
Benefit Ratio Change / Assumption Changes	2,076	(3,253)
Incurred guaranteed benefits	855	1,260
Paid guaranteed benefits	(1,386)	(2,399)
Interest	164	421

Balance at December 31	$3,358	$1,649

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

11. LIABILITIES FOR CONTRACT GUARANTEES (continued)

Projected benefits and assessments used in determining the liability for contract guarantees are developed using a projection model and stochastic scenarios.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-calculated and adjusted regularly.  Changes to the liability balance are recorded as a charge or credit to policyholder benefits.

GMABs and GMWBs are considered to be derivatives under FASB ASC Topic 815 and are recorded at fair value through earnings.  The Company records GMAB and GMWB liabilities in its consolidated balance sheets as part of contractholder deposit funds and other policy liabilities.  The net balance of GMABs and GMWBs constituted an asset in the amount of $2.9 million and a liability in the amount of $13.6 million at December 31, 2010 and 2009, respectively.

The Company includes the following unobservable inputs in its calculation of the embedded derivatives:

Actively-Managed Volatility Adjustments – This component incorporates the basis differential between the observable implied volatilities for each index and the actively-managed funds underlying the variable annuity product.  The adjustment is based on historical actively-managed fund volatilities and historical weighted-average index volatilities.

Credit Standing Adjustment – This component makes an adjustment that market participants would make to reflect the non-performance risk associated with the embedded derivatives.  The adjustment is based on the published credit spread for insurance companies with a rating equal to the rating of the Company.

Behavior Risk Margin – This component adds a margin that market participants would require for the risk that the Company's best estimate policyholder behavior assumptions could differ from actual experience.  This risk margin is determined by taking the difference between the fair value based on adverse policyholder behavior assumptions and the fair value based on best estimate policyholder behavior assumptions, using assumptions the Company believes market participants would use in developing risk margins.

12. DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENT ASSET

The following roll-forward summarizes the changes in DAC and SIA for the years ended December 31:

	2010	2009

Balance at January 1	$183,966	$233,401
Acquisition costs deferred	24,132	53,121
Amortized to expense during the year (1)	(97,307)	(102,556)
Balance at December 31	$110,791	$183,966

(1)	Includes interest, unlocking, and loss recognition components of amortization expense.

Please see Note 1 of the Company’s consolidated financial statements for information regarding the deferral and amortization methodologies related to DAC and SIA.  The Company tested its DAC and SIA for future recoverability and determined that the assets were not impaired at December 31, 2010.

The Company wrote down DAC and SIA by $22.0 million and $14.4 million as a result of loss recognition related to certain annuity products for the years ended December 31, 2010 and 2009, respectively.  The charge for loss recognition for both years is included in DAC amortization expense and allocated to the Wealth Management segment.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

13. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The following roll-forward summarizes the changes in VOBA and VOCRA for the years ended December 31:

	2010	2009

Balance at January 1	$5,766	$10,742
Amortized to expense during the year	(1,327)	(4,976)
Balance at December 31	$4,439	$5,766

Please see Note 1 of the Company’s consolidated financial statements for information regarding the amortization methodologies related to VOCRA.  The Company tested its VOCRA asset for future recoverability and determined that this asset was not impaired at December 31, 2010.

The Company tested the VOCRA asset for impairment in the fourth quarter of 2009 and determined that the fair value of VOCRA was lower than its carrying value.  Accordingly, the Company decreased the carrying value of VOCRA and recorded an impairment charge of $2.6 million for the year ended December 31, 2009. The impairment charge is included in amortization expense in the consolidated statements of operations and allocated in the Group Protection segment.

As of December 31, 2009, the Company’s VOBA asset was fully amortized.

14. SEGMENT INFORMATION

As described below, the Company conducts business principally in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management segment markets, sells and administers funding agreements, individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.

Group Protection

The Group Protection segment markets, sells and administers group life, group stop loss, group long-term disability, group short-term disability, and group dental insurance products.  These products are sold to small and mid-size employers that provide group benefits for their employees.

Individual Protection

The Individual Protection segment markets, sells and administers universal life insurance, variable universal life insurance and administers conversions from the Company’s group life product.

Corporate

The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

14. SEGMENT INFORMATION (continued)

The following amounts pertain to the Company’s four segments:

	Year ended December 31, 2010

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals

Total revenues	$142,873	$127,104	$(8,020)	$8,471	$270,428
Total expenditures	171,011	106,346	(6,450)	(4,794)	266,113
Pretax (loss) income	(28,138)	20,758	(1,570)	13,265	4,315

Net (loss) income	$(17,475)	$13,508	$(1,020)	$8,659	$3,672

General account assets	$1,727,064	$181,516	$483,509	$40,027	$2,432,116
Separate account assets	1,229,965	-	35,499	-	1,265,464
Total assets	$2,957,029	$181,516	$519,008	$40,027	$3,697,580

	Year ended December 31, 2009

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals

Total revenues	$255,803	$135,242	$(12,341)	$(811)	$377,893
Total expenditures	170,992	119,134	(9,992)	(3,403)	276,731
Pretax income (loss)	84,811	16,108	(2,349)	2,592	101,162

Net income (loss)	$55,112	$10,470	$(1,527)	$7,457	$71,512

General account assets	$1,768,973	$173,077	$390,926	$41,418	$2,374,394
Separate account assets	964,190	-	25,749	-	989,939
Total assets	$2,733,163	$173,077	$416,675	$41,418	$3,364,333

	Year ended December 31, 2008

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals

Total revenues	$(127,969)	$107,231	$(8,172)	$(5,891)	$(34,801)
Total expenditures	23,357	111,815	(5,392)	(3,451)	126,329
Pretax loss	(151,326)	(4,584)	(2,780)	(2,440)	(161,130)

Net loss	$(109,678)	$(2,939)	$(1,806)	$(6,579)	$(121,002)

General account assets	$1,479,664	$164,024	$263,920	$204,575	$2,112,183
Separate account assets	670,570	-	19,954	-	690,524
Total assets	$2,150,234	$164,024	$283,874	$204,575	$2,802,707

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

15. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the New York State Insurance Department prepared on a statutory accounting basis prescribed or permitted by the State of New York.  For the years ended December 31, 2010, 2009 and 2008, there were no permitted practices followed.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

The Company’s statutory capital and surplus, and net income (loss) were as follows:

	Unaudited for the Years ended December 31,
	2010	2009	2008

Statutory capital and surplus	$ 295,718	$ 232,392	$ 207,348
Statutory net income (loss)	$ 55,536	$ 17,570	$ (149,475)

16. DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  The Company is permitted to pay dividends up to a maximum of $29.6 million in 2011 without prior approval from the New York Superintendent of Insurance.  No dividends were paid by the Company during 2010, 2009 or 2008.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) as of December 31, were as follows:

	2010	2009	2008

Unrealized gains on available-for-sale securities	$6,645	$(665)	$(30,782)
Changes due to non-credit OTTI losses on available-for-sale securities	(3,603)	(4,010)	-
Tax effect and other	(1,065)	1,636	10,774

Accumulated other comprehensive income (loss)	$1,977	$(3,039)	$(20,008)

18. COMMITMENTS AND CONTINGENCIES

Guaranty Funds

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Income Taxes

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope and application of new regulations.  The timing, substance and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2010 and 2009, the Company recorded benefits of $0.8 million and $0.7 million, respectively, related to the separate account DRD.

Litigation

The Company and its subsidiaries are parties to threatened or pending legal proceedings, including ordinary routine litigation incidental to their business, both as a defendant and as a plaintiff.  While it is not possible to predict the resolution of these proceedings, management believes, based upon currently available information, that the ultimate resolution of these matters will not be materially adverse to the Company's financial position, results of operations or cash flows.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the Years Ended December 31, 2010, 2009 and 2008

18. COMMITMENTS AND CONTINGENCIES (continued)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company also has agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to five years.  As of December 31, 2010, minimum future lease payments under such leases were $37 thousand for 2011.

Total rental expense for the years ended December 31, 2010, 2009 and 2008 was $1.3 million, $1.5 million and $1.7 million, respectively.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
(1) Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Amendment One to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(3) Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

D.          (1)   Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed  with the Securities and Exchange Commission on August 28, 2009.)

(2)
Charitable Giving Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

(3)   Payment of Stipulated Premium Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4)   Waiver of Monthly Deductions Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(5)
Travel Assistance Endorsement. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

(6)
Loan Lapse Protection Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

(7)   Accelerated Death Benefit Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(8)
 Surrender Charge Modification Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

(9)
No Lapse Protection Rider (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 144626, filed with the Securities and Exchange Commission on September 17, 2008.)

E.
Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-171640, filed with the Securities and Exchange Commission on March 29, 2011.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 17, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8d, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

 (2)     Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8e, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8e, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(4)      Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8l, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, Exhibit 8g, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6)      Participation Agreement, dated October 1,2006, by and among  Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136435, filed with the Securities and Exchange Commission on January 18, 2007.)

(7)      Amended and Restated Participation Agreement, dated November 6, 2002,by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8a, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8a)    Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8b, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(8b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 16b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

 (9)      Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H10, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(10)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H10, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H17, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(12)    Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H16, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(13)
Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H20, File No.333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(14)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, Exhibit H22, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(15)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(16a)   Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(16b)  Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

I.	(1)
Administrative Services Agreement  by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)           Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000.  (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)           Third Party Administration Agreement between Sun Life Insurance and Annuity Company of New York and McCamish Systems, LLC.  (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on April 28, 2008.)

J. (1)	Powers of Attorney.

(2)
Resolution of the Board of Directors of the Depositor dated March 24, 2011, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-171640, filed with the Securities and Exchange Commission on March 29, 2011.)

K.	Legal Opinion.

L.           None.

M.           None.

N.	Consent of Registered Independent Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Leila Heckman Mesirow Financial 404 Lexington Avenue, 40th Floor New York, NY 10174	Director
Donald B. Henderson, Jr. Dewey & LeBoeuf, L.L.P. 125 West 55th Street New York, NY 10019	Director
Peter R. O’Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York NY 10019	Director
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chairman and Director and President, SLF U.S.
Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Employee Benefits Group
Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing
Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations
Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Individual Life Insurance
John T. Donnelly Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director
Terrence J. Mullen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, Sun Life Financial Distributors
Stephen L. Deschenes Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities
Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario, Canada M5H 1J9	Executive Vice President and Chief Investment Officer

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.),which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 27, 2011.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel that matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, J and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

Terrence J. Mullen	President and Director
Scott M. Davis	Director
Ronald H. Friesen	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Michelle Greco	Counsel
Matthew S. MacMillen	Tax Officer

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Insurance ad Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 28th day of April, 2011.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

Attest:	/s/ Susan J. Lazzo
Susan J. Lazzo
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	April 28, 2011
Westley V. Thompson	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial	April 28, 2011
Ronald H. Friesen	Officer and Treasurer and Director
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	April 28, 2011
Douglas C. Miller
(Principal Accounting Officer)

By: /s/ Susan J. Lazzo	Attorney-in-Fact for:	April 28, 2011
Susan J. Lazzo
Leila Heckman, Director
Janet V. Whitehouse, Director
Peter R. O’Flinn, Director
David K. Stevenson, Director
Michael E. Shunney, Director
Scott M. Davis, Director
John T. Donnelly, Director
Michael K. Moran, Director
Donald B. Henderson, Jr., Director
Barbara Z. Shattuck, Director

*Susan J. Lazzo has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-171640, filed with the Securities and Exchange Commission on March 29, 2011.  Powers of attorney are included herein as Exhibit J(1).

EXHIBIT INDEX

J(1)	Powers of Attorney

K	Legal Opinion

N	Consent of Independent Registered Public Accounting Firm

Representation of Counsel Pursuant to Rule 485(b)